UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05904

Elfun Government Money Market Fund

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

GE Asset Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 12/31/15

Item 1.	Reports to Stockholders

Elfun Funds

Annual Report

December 31, 2015

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current summary prospectus or prospectus.

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.geam.com for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The Standard & Poor’s (“S&P”) 500® Composite Price Index of stocks (S&P 500 Index), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE® Index), MSCI® ACWI ex-U.S. Index, Barclays U.S. Aggregate Bond Index, the Barclays U.S. Municipal Bond Index, and the 90 Day U.S. T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect the fees, expenses or taxes.

S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

MSCI ACWI Ex-U.S. Index is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Barclays U.S. Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day U.S. T-Bill is an unmanaged measure/index of the performance of the most recently auctioned 90 Day U.S. Treasury bills (i.e. having a total maturity of 90 days) currently available in the marketplace.

The peer universe of underlying funds used for the peer group average annual total return calculation is based on the blend of Morningstar peer categories, as shown. Morningstar is an independent mutual fund rating service. A Fund’s performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund.

©2016 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damage or losses relating from any use of this information. Past performance is no guarantee of future results.

The views, expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Investment Distributors, Inc., member of FINRA, is the principal underwriter and distributor of the Elfun Funds and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Funds.

(Unaudited)

Ralph R. Layman

Executive Vice President and

Chief Investment

Officer Emeritus

Michael J. Solecki

Senior Vice President and Chief Investment Officer International Equities

The Elfun International Equity Fund is co-managed by Ralph R. Layman and Michael J. Solecki. Messrs. Layman and Solecki both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund. See portfolio managers’ biographical information beginning on page 98.

Q.	How did the Elfun International Equity Fund perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2015?

A.	For the twelve-month period ended December 31, 2015, the Elfun International Equity Fund returned -0.18%. The MSCI EAFE Index, the Fund’s benchmark, returned -0.81% and the Fund’s Morningstar peer group of 821 Foreign Large Blend Funds returned an average of -1.64% over the same period. The Fund performed better than 63% of its Morningstar peer group in 2015.

Q.	What market factors affected the Fund’s performance?

A.	2015 began on an optimistic note, with international equity markets surging strongly ahead, as central banks around the world eased monetary conditions in the face of very low inflation. Fears of slowing global growth, volatility in China, and various geo-political tensions soon began to weigh on the equity markets, which reached a high for the year in mid-May. From peak to trough in mid-September, the MSCI EAFE Index fell over 17%, narrowly avoiding the 20% pull-back that typically defines a bear market (a threshold it would pass in early 2016). The market recovered a bit from its September low but nevertheless finished the year down, the second year in a row of negative returns for the MSCI EAFE Index and the third year in a row that the international developed markets have lagged U.S. large caps.

Underneath the overall market performance number was a significant amount of variability by region and industry. Japan, where the Fund was overweight relative to the MSCI EAFE Index, continued to be a bright spot, returning just under 10% and outperforming the broader index for the third year in a row. By contrast, the U.K. and the Pacific region excluding Japan were weak being more exposed to energy and emerging markets. By industry, the energy and materials sectors were predictably the weakest in 2015, impacted by plummeting commodity prices, while the relatively defensive consumer staples and healthcare enjoyed modest positive returns. In the currency markets, the U.S. dollar strengthened in 2015 against all major currencies, reducing realized returns for U.S. based investors in international equities.

Q.	What were the primary drivers of Fund performance?

A.	Among sectors, industrials was the biggest contributor to Fund returns, perhaps surprisingly given the negative sentiment around economic growth that existed much of the year. Within industrials, the Fund was overweight relative to the MSCI EAFE Index in areas such as aerospace, airlines, and building products, all of which had solid positive returns. Another positive area was the financial sector, where the Fund did well in insurance and banks both in Japan and the Eurozone. Geographically, the Fund benefitted from its large weight in Japan, where it held just under 30% of its assets on average during 2015, a significantly higher weight than the MSCI EAFE Index. Within Japan, the Fund’s holdings underperformed the MSCI EAFE Index, but still did better than the rest of the world and so helped overall performance.

Hurting performance this year were the Fund’s holdings in energy and mining. The Fund held only a small percent of its assets in these areas and a lower weight than the MSCI EAFE Index, but any exposure was painful, as the fall in commodity prices hurt

(Unaudited)

the sector. Related to this, the emerging markets region was under pressure in 2015 and another source of negative returns for the Fund. The Fund had both direct exposure, holding a small weight in companies based in emerging markets, and indirect exposure through developed market companies that sell into emerging market countries.

Q.	Were there any significant changes to the Fund during the period?

A.	Geographically, the Fund’s weights in Japan, Canada, and the Eurozone were reduced in 2015, while Continental Europe outside of the Eurozone and the U.K. were increased. These changes did not impact the Fund’s positioning relative to the MSCI EAFE Index, where the Fund’s biggest overweights remain Japan and the emerging markets region and biggest underweights remain the U.K. and the Pacific Basin.

Similarly the Fund’s sector positioning relative to the Index changed little in 2015. The biggest changes were in industrials, which was reduced from a modest to a slight overweight, consumer discretionary, from a slight overweight to modest underweight, and consumer staples, where the Fund’s large underweight was reduced. Within industrials, machinery and professional services were reduced in favor of building products. In consumer discretionary, auto exposure was reduced in favor of leisure. In healthcare, while the overall weight didn’t change significantly, pharma was reduced in favor of healthcare equipment and services.

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2015 – December 31, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	918.90	1.79
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,023.34	1.89

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.37%** (for the period July 1, 2015 – December 31, 2015), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

(Unaudited)

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks and invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the United States.

Top Ten Largest Holdings

(as a % of Fair Value of Investments of $233,852 (in thousands) on December 31, 2015) (a)(b)

Roche Holding AG	3.11%
AIA Group Ltd.	2.43%
Nidec Corp.	2.43%
Continental AG	2.34%
Sanofi	2.12%
Baidu Inc. ADR	2.09%
Vodafone Group PLC	2.05%
Anheuser-Busch InBev S.A.	1.99%
BNP Paribas S.A.	1.88%
Toyota Motor Corp.	1.85%

Sector Allocation

Portfolio composition as a % of Fair Value of Investments of $233,852 (in thousands) on December 31, 2015 (a)(b)

Morningstar Performance Comparison

Based on average annual returns for periods ended December 31, 2015

	One Year	Five Year	Ten Year
Number of funds in peer group	821	699	529
Peer group average annual total return	-1.64%	2.54%	2.56%
Morningstar Category in peer group: U.S. Foreign Large Blend

Change in Value of a $10,000 Investment

Average Annual Total Return

For the periods ended December 31, 2015

(Inception date: 1/1/88)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun International Equity Fund	-0.18%	2.67%	2.99%	$13,424
MSCI EAFE Index	-0.81%	3.61%	3.03%	$13,479

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun International Equity Fund	December 31, 2015

Elfun International Equity Fund

	Number of Shares	Fair Value
Common Stock — 95.5%†

Australia — 1.3%

Insurance Australia Group Ltd.	746,565	$3,019,988

Belgium — 2.0%

Anheuser-Busch InBev S.A.	37,415	4,649,664

Canada — 1.3%

Brookfield Asset Management Inc., Class A	33,715	1,059,434
Cenovus Energy Inc.	166,236	2,094,255
		3,153,689

China — 2.1%

Baidu Inc. ADR	25,824	4,881,769	(a)

France — 13.4%

Airbus Group SE	18,642	1,255,550
AXA S.A.	142,904	3,916,620
BNP Paribas S.A.	77,637	4,404,925
Credit Agricole S.A.	182,632	2,158,518
Safran S.A.	26,294	1,810,048
Sanofi	58,134	4,963,666
Schneider Electric SE	42,171	2,407,793
Technip S.A.	62,762	3,118,137
Total S.A.	53,505	2,398,424
Vivendi S.A.	103,570	2,234,411
Zodiac Aerospace	109,834	2,621,896
		31,289,988

Germany — 8.9%

Bayer AG	29,829	3,752,296
Continental AG	22,430	5,471,320
Fresenius SE & Company KGaA	50,928	3,649,664
HeidelbergCement AG	33,256	2,731,848
Linde AG	17,354	2,524,236
SAP SE	35,063	2,794,966
		20,924,330

Hong Kong — 2.4%

AIA Group Ltd.	946,962	5,693,881

India — 2.0%

ICICI Bank Ltd.	561,369	2,214,716
Larsen & Toubro Ltd.	61,477	1,186,677
Power Grid Corporation of India Ltd.	621,316	1,331,266
		4,732,659

Ireland — 0.8%

Kerry Group PLC, Class A	22,199	1,840,198

	Number of Shares	Fair Value

Italy — 1.4%

Intesa Sanpaolo S.p.A.	962,834	$3,229,821

Japan — 28.0%

Astellas Pharma Inc.	134,800	1,940,282
East Japan Railway Co.	30,200	2,874,517
FANUC Corp.	18,900	3,311,958
Fast Retailing Company Ltd.	5,266	1,866,597
Fuji Heavy Industries Ltd.	46,600	1,947,364
Hitachi Ltd.	631,000	3,627,221
Japan Post Holdings Company Ltd.	76,000	1,178,270	(a)
Kao Corp.	50,500	2,625,857
Keyence Corp.	4,800	2,676,620
Mitsubishi Estate Company Ltd.	179,459	3,764,618
Mitsubishi Heavy Industries Ltd.	559,000	2,478,197
Mitsubishi UFJ Financial Group Inc.	630,700	3,969,433
Mitsui Fudosan Company Ltd.	167,118	4,245,502
Murata Manufacturing Company Ltd.	17,597	2,570,176
Nidec Corp.	77,500	5,693,233
Rakuten Inc.	217,597	2,537,833	(a)
Secom Company Ltd.	24,600	1,685,058
Shimano Inc.	8,700	1,349,532
SoftBank Group Corp.	72,701	3,710,141
Sumitomo Mitsui Financial Group Inc.	93,000	3,560,896
Tokio Marine Holdings Inc.	91,500	3,584,089
Toyota Motor Corp.	69,482	4,325,044
		65,522,438

Mexico — 0.4%

Grupo Financiero Banorte SAB de C.V., Class O	173,832	954,150

Netherlands — 3.0%

ASML Holding N.V.	42,813	3,839,216
ING Groep N.V.	239,758	3,242,591
		7,081,807

Norway — 1.1%

Statoil ASA	178,582	2,495,732

South Korea — 0.9%

Samsung Electronics Company Ltd.	1,955	2,100,806

Spain — 0.6%

Banco Bilbao Vizcaya Argentaria S.A.	199,324	1,459,166

Sweden — 5.0%

Assa Abloy AB, Class B	153,618	3,243,423
Hexagon AB, Class B	82,026	3,062,864

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	December 31, 2015

	Number of Shares	Fair Value
Svenska Cellulosa AB SCA, Class B	53,416	$1,561,816
Telefonaktiebolaget LM Ericsson, Class B	405,238	3,955,957
		11,824,060

Switzerland — 7.5%

Geberit AG	6,967	2,367,805
Givaudan S.A.	1,726	3,143,355
Nestle S.A.	33,800	2,517,273
Roche Holding AG	26,338	7,272,551
The Swatch Group AG	6,219	2,175,718
		17,476,702

Taiwan — 1.4%

Taiwan Semiconductor Manufacturing Company Ltd.	777,900	3,386,602

United Kingdom — 12.0%

Barclays PLC	1,193,380	3,850,282
BHP Billiton PLC	113,574	1,272,215
Capita PLC	58,199	1,036,217
HSBC Holdings PLC	185,477	1,465,834
International Consolidated Airlines Group S.A.	166,964	1,502,369
Johnson Matthey PLC	51,013	1,997,747
Prudential PLC	129,932	2,931,969
Shire PLC	38,222	2,646,638
Smith & Nephew PLC	218,499	3,890,312
Vodafone Group PLC	1,474,875	4,804,139
WPP PLC	122,925	2,831,831
		28,229,553

Total Common Stock (Cost $218,447,011)		223,947,003

Short-Term Investments — 4.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class
0.09%		$9,904,614	(d,h,p)
(Cost $9,904,614)

Total Investments (Cost $228,351,625)		233,851,617

Other Assets and Liabilities, net — 0.3%		596,201

NET ASSETS — 100.0%		$234,447,818

Other Information:

The Fund had the following long futures contracts open at December 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
EURO Stoxx 50 Index Futures	March 2016	65	$2,317,404	$12,171
FTSE 100 Index Futures	March 2016	7	639,466	17,173
Topix Index Futures	March 2016	12	1,543,705	25,723

				$55,067

The Fund was invested in the following sectors at December 31, 2015 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	13.05%
Pharmaceuticals	8.80%
Life & Health Insurance	4.19%
Electronic Equipment & Instruments	4.01%
Diversified Real Estate Activities	3.88%
Wireless Telecommunication Services	3.64%
Electrical Components & Equipment	3.46%
Integrated Oil & Gas	2.99%
Property & Casualty Insurance	2.82%
Automobile Manufacturers	2.68%
Industrial Machinery	2.48%
Aerospace & Defense	2.43%
Building Products	2.40%
Auto Parts & Equipment	2.34%
Specialty Chemicals	2.20%
Internet Software & Services	2.09%
Brewers	1.99%
Packaged Foods & Meats	1.86%
Communications Equipment	1.69%
Multi-Line Insurance	1.67%
Healthcare Equipment	1.66%
Semiconductor Equipment	1.64%
Healthcare Services	1.56%
Semiconductors	1.45%
Oil & Gas Equipment & Services	1.33%
Railroads	1.23%
Advertising	1.21%
Application Software	1.19%
Construction Materials	1.17%
Personal Products	1.12%
Electronic Components	1.10%
Internet Retail	1.09%
Industrial Gases	1.08%
Movies & Entertainment	0.96%
Apparel, Accessories & Luxury Goods	0.93%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	December 31, 2015

Technology Hardware, Storage & Peripherals	0.90%
Apparel Retail	0.80%
Security & Alarm Services	0.72%
Household Products	0.67%
Airlines	0.64%
Leisure Products	0.58%
Electric Utilities	0.57%
Diversified Metals & Mining	0.54%
Construction & Engineering	0.51%
Human Resource & Employment Services	0.44%

95.76%

Short-Term Investments
Short-Term Investments	4.24%

4.24%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

(Unaudited)

David B. Carlson

Chief
Investment Officer – U.S. Equities

The Elfun Trusts is managed by David B. Carlson. See portfolio managers’ biographical information beginning on page 98.

Q.
How did the Elfun Trusts Fund perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2015?

A.
For the twelve-month period ended December 31, 2015, the Elfun Trusts Fund returned 1.70%. The S&P 500® Index (S&P 500 Index), the Fund’s
benchmark, returned 1.38% and the Fund’s Morningstar peer group of 1,744 U.S. Large Cap Growth Funds returned an average of 3.57% over the same period.

Q.
What market factors affected the Fund’s performance?

A.
The overall market as measured by the S&P 500 was only up 1.4%, but the dividend yield was approximately 2%, so prices were generally lower for the year. More stocks declined in price than gained for the year. Earnings growth for the S&P 500 was flattish. Energy sector earnings were down sharply and the rest of the market’s earnings grew modestly. Elfun Trusts’ return was slightly better than the S&P 500 Index, but we trailed the median return of our Morningstar peer group of growth funds. In January of this year, Barron’s magazine recognized Elfun Trusts in an article on long term performance noting that Elfun Trusts was one of a small number of funds that have beaten the S&P 500 on a 1, 3, 5, 10, 15, and 25 rolling year basis.

Q.
What were the primary drivers of Fund performance?

A.
We look at performance in two buckets: sector allocation and stock selection. Last year, we did better in sector allocation than we did in stock selection, meaning our decision to underweight energy and overweight healthcare was more beneficial than our stock selection within sectors. Energy stocks were down about 20% last year and we owned less than the market.

Healthcare stocks were up about 6% and make up 20% of the portfolio vs. 15% for the market. We were helped by our overweight in financial stocks which were up about 3% for the year.

The technology sector is our largest weight representing 27% of the portfolio compared with 21% of the S&P 500. Stocks within the tech sector had a very wide range of performance and that was true of our holdings as well. Our holdings of Amazon (+118%) and Google (+45%) helped while our holdings of Qualcomm (-31%) and Baidu (-17%) hurt performance. Our decision to underweight energy, materials, utilities and industrials helped relative performance as all four sectors declined for the year.

Q.
Were there any significant changes to the Fund during the period?

A.
Changes in the portfolio were modest and our turnover rate remained below 20%. We continue to focus on the long term in our stock selection. We ended the year with 53 names in the portfolio, up from 51 at the start. We continue to have a growth tilt with overweights in the technology, healthcare and consumer-discretionary sectors. We have a growing weight in internet companies as we believe we are in an era of significant disruption to traditional business models.
We are underweighted in cyclicals such as energy, materials and industrials. We have no holdings in the utility sector. It’s been six years since the last recession and bear market, and it’s been the slowest recovery on record in terms of economic growth. We think the slow growth continues and we are concentrated in companies with above-average organic growth, meaning they don’t need a strong economy to meet our growth expectations. We also favor financial strength, market leadership and great management teams. We believe this combination of high-quality characteristics in our companies will lead to long term outperformance in their share prices.

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2015.

Actual Expenses

The first section of the table provides
information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical
Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2015 – December 31,
2015

Account value at the beginning of the period ($)

Account value at the end of the period ($)

Expenses paid during the period ($)*

Actual Fund Return

1,000.00

994.40

0.75

Hypothetical 5% Return (2.5% for the period)

1,000.00

1,024.45

0.77

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.15%** (for the period July 1, 2015 – December 31, 2015), multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

**

May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

(Unaudited)

Investment Profile

A mutual fund designed for
investors who seek long-term growth of capital and future income rather than current income. The Fund seeks to achieve its investment objectives by investing in equity securities of U.S. companies, such as common and preferred stocks.

Top Ten Largest Holdings

(as a % of Fair Value of Investments of $2,359,040 (in thousands) on December 31, 2015) (a)(b)

Visa Inc., Class A

4.57%

Allergan PLC

4.50%

PepsiCo Inc.

4.07%

Amazon.com Inc.

4.01%

Baidu Inc. ADR

3.69%

CME Group Inc.

3.57%

State Street Corp.

3.38%

Amgen Inc.

3.37%

Liberty Global PLC, Class C

3.37%

Comcast Corp., Class A

3.35%

Sector Allocation

Portfolio composition as a % of Fair Value of Investments of $2,359,040 (in thousands) on December 31, 2015
(a)(b)

Morningstar Performance Comparison

Based on
average annual returns for periods ended December 31, 2015

One Year

Five Year

Ten Year

Number of funds in peer group

1,744

1,547

1,330

Peer group average annual total return

3.57
%

11.37
%

6.70
%

Morningstar Category in peer group: U.S. Large Growth

Change in Value of a $10,000 Investment

Average Annual Total Return

For the periods ended December 31, 2015

(Inception date: 5/27/35)

One Year

Five Year

Ten Year

Ending Value of a $10,000 Investment

Elfun Trusts

1.70%

13.80%

8.41%

$22,425

S&P 500 Index

1.38%

12.57%

7.31%

$20,242

(a)
Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.

(b)
The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun Trusts

December 31, 2015

Elfun Trusts

Number of Shares

 Fair
Value

Common Stock — 97.7%†

Aerospace & Defense — 1.0%

Hexcel Corp.

130,000

$
6,038,500

Honeywell International Inc.

160,000

16,571,200

22,609,700

Air Freight & Logistics — 1.0%

United Parcel Service Inc., Class B

250,000

24,057,500

Application Software — 2.2%

Intuit Inc.

550,000

53,075,000

Asset Management & Custody Banks — 3.4%

State Street Corp.

1,200,000

79,632,000

(e)

Biotechnology — 7.0%

Alexion Pharmaceuticals Inc.

160,000

30,520,000

(a)

Amgen Inc.

490,000

79,541,700

Gilead Sciences Inc.

550,000

55,654,500

165,716,200

Broadcasting — 0.6%

Discovery Communications Inc., Class C

550,000

13,871,000

(a)

Cable & Satellite — 7.5%

Comcast Corp., Class A

1,400,000

79,002,000

Liberty Global PLC, Class C

1,950,000

79,501,500

(a)

Sirius XM Holdings Inc.

4,500,000

18,315,000

(a)

176,818,500

Casinos & Gaming — 0.6%

Las Vegas Sands Corp.

350,000

15,344,000

Communications Equipment — 2.5%

QUALCOMM Inc.

1,200,000

59,982,000

Data Processing & Outsourced Services — 7.5%

Automatic Data Processing Inc.

200,000

16,944,000

Paychex Inc.

170,000

8,991,300

PayPal Holdings Inc.

1,150,000

41,630,000

(a)

Square Inc. Class A

60,000

785,400

(a)

Visa Inc., Class A

1,390,000

107,794,500

176,145,200

Diversified Banks — 3.2%

JPMorgan Chase & Co.

1,150,000

75,934,500

Number of Shares

  Fair
Value

Environmental & Facilities Services — 0.2%

Stericycle Inc.

45,000

$

5,427,000

(a)

Fertilizers & Agricultural Chemicals — 3.0%

Monsanto Co.

720,000

70,934,400

Healthcare Equipment — 4.1%

Abbott Laboratories

600,000

26,946,000

Medtronic PLC

900,000

69,228,000

96,174,000

Healthcare Supplies — 1.2%

The Cooper Companies Inc.

210,000

28,182,000

Home Improvement Retail — 3.1%

Lowe’s Companies Inc.

960,000

72,998,400

Industrial Machinery — 0.7%

Dover Corp.

275,000

16,860,250

Integrated Oil & Gas — 1.3%

Chevron Corp.

330,000

29,686,800

Internet Retail — 4.0%

Amazon.com Inc.

140,000

94,624,600

(a)

Internet Software & Services — 11.4%

Alibaba Group Holding Ltd. ADR

80,000

6,501,600

(a)

Alphabet Inc., Class A

38,000

29,564,380

(a)

Alphabet Inc., Class C

83,000

62,987,040

(a)

Baidu Inc. ADR

460,000

86,958,400

(a)

eBay Inc.

1,700,000

46,716,000

(a)

Facebook Inc., Class A

190,000

19,885,400

(a)

LinkedIn Corp., Class A

70,000

15,755,600

(a)

268,368,420

Investment Banking & Brokerage — 2.6%

The Charles Schwab Corp.

1,880,000

61,908,400

Movies & Entertainment — 1.3%

The Walt Disney Co.

300,000

31,524,000

Oil & Gas Equipment & Services — 3.1%

Schlumberger Ltd.

1,050,000

73,237,500

Oil & Gas Exploration & Production — 0.7%

Anadarko Petroleum Corp.

330,000

16,031,400

Pharmaceuticals — 7.5%

Allergan PLC

340,000

106,250,000

(a)

Johnson & Johnson

460,000

47,251,200

Merck & Company Inc.

250,000

13,205,000

Pfizer Inc.

300,000

9,684,000

176,390,200

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts

December 31, 2015

Number of Shares

  Fair
Value

Reinsurance — 0.4%

Alleghany Corp.

20,000

$

9,558,600

(a)

Soft Drinks — 4.1%

PepsiCo Inc.

960,000

95,923,200

Specialized Finance — 5.6%

CME Group Inc.

930,000

84,258,000

McGraw Hill Financial Inc.

500,000

49,290,000

133,548,000

Specialized REITs — 2.6%

American Tower Corp.

640,000

62,048,000

Technology Hardware, Storage & Peripherals — 3.2%

Apple Inc.

720,000

75,787,200

Trading Companies & Distributors — 1.1%

United Rentals Inc.

360,000

26,114,400

(a)

Total Common Stock (Cost $1,368,999,454)

2,308,512,370

Short-Term Investments — 2.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class

0.09%

$
50,527,506

(d,p)

(Cost $50,527,506)

Total Investments (Cost $1,419,526,960)

2,359,039,876

Other Assets and Liabilities, net — 0.2%

5,279,602

NET ASSETS — 100.0%

$
2,364,319,478

See Notes to Schedules of Investments and Notes to Financial Statements.

(Unaudited)

David Wiederecht

President and

Chief Investment

Officer – Investment Solutions

Jeffrey Palma

Senior
Vice President and Chief Market Strategist

The Elfun Diversified Fund is managed by Jeffrey Palma and David Wiederecht. Messrs. Palma and Wiederecht
are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to seek the Fund’s objective. See portfolio managers’ biographical information beginning on page 98.

Q.
How did the Elfun Diversified Fund perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2015?

A.
For the twelve-month period ended December 31, 2015, the Elfun Diversified Fund returned -1.25%. The Fund’s broad based benchmarks, the S&P 500®
Index (S&P 500 Index), the MSCI All Country World ex-U.S. Index, and the Barclays U.S. Aggregate Bond Index, returned 1.38%, -5.66%, and 0.55%, respectively. The Fund’s Morningstar peer group of 967 U.S. Moderate Allocation funds returned an average of -1.98% over the same period.

Q.
What market factors affected the Fund’s performance?

A.
2015 was a challenging year for markets across asset classes. Indeed, returns were negative or only slightly positive in both equity and fixed income markets. Overall, global growth trends were challenging in
2015 with Global GDP expected to have decelerated to just 3.1% (from 3.4% in 2014). The US and Japan showed little change, Europe fared a bit better, but China and the emerging market complex was clearly weaker. For most of the second half of the year, economic growth surprised to the downside in the US, while Europe was a bit more resilient.

Global equity market returns for the year were lackluster with only low single-digit total returns in most markets. The overhang of macro and policy uncertainty, weakness in energy markets, and weak earnings (and a strong dollar for US companies) were contributing fundamental factors. Further, PE multiples were unable to provide the support to drive gains. With valuations already above long-term averages, this is not particularly surprising, but underscores an ongoing headwind for equity returns moving forward. Indeed, it is difficult to count on valuations to drive returns higher at this advanced stage of the cycle.

In 2015, most of the major fixed income markets saw rates move higher. In credit, returns struggled all year. With investment grade and high yield spreads both wider through 2015, returns were under pressure, while the rise in Treasury yields further depressed returns.

On top of challenging returns, volatility across markets also presented a difficult market backdrop. The combination of macro weakness and uncertainty, policy shift from the Fed, weakness in commodity and credit markets, and geopolitical unrest created an unsettled environment. Alongside valuations and fundamentals, this combination resulted in low aggregate returns and weak returns in stocks and bonds.

Q.
What were the primary drivers of Fund performance?

A.
Soft returns in US equities acted as the biggest drag on performance. Moreover, an underweight allocation to fixed income markets was also a headwind as returns, though modest, were positive. Returns on cash were positive courtesy of tactical asset allocation positions taken on crude oil during the year and downside equity market hedges put in place in the second half of 2015.

(Unaudited)

Q.
Were there any significant changes to the Fund during the period?

A.
Over the course of 2015, our allocation to equity markets declined slightly as we reduced our overweight position in US equity markets to neutral. Our positioning in international equities was relatively constant, though we did add a bit to Emerging Market equities towards the end of the year.

We have maintained an underweight allocation to fixed income markets and a matching overweight position in cash for some time based on our view that valuations in bond markets are relatively unattractive and that tighter Fed policy could exert some upward pressure on bond yields. To that end, we have preferred to hold a larger position in cash than in our benchmark to reflect this view. Looking ahead, we expect another volatile and challenging environment in
2016. As a result, we have reduced our long-standing overweight allocation to equity markets back towards neutral. We believe there will be opportunities to take advantage of volatility through the year but managing downside risk will be a critical element of tactical asset allocation in the year ahead.

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2015.

Actual Expenses

The first section of the table provides
information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical
Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2015 – December 31,
2015

Account value at the beginning of the period ($)

Account value at the end of the period ($)

  Expenses
paid during the period ($)*

Actual Fund Return

1,000.00

964.90

1.78

Hypothetical 5% Return (2.5% for the period)

1,000.00

1,023.39

1.84

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.36%** (for the period July 1, 2015 – December 31, 2015), multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

**

May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

(Unaudited)

Investment Profile

A mutual fund designed for
investors who seek the highest total return, composed of income and capital appreciation, as is consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes and to adjust the asset class weightings based on market and economic conditions.

Top Ten Largest Equity Holdings

(as a % of Fair Value of Investments of $212,685 (in thousands) on December 31, 2015) (a)(b)

Allergan PLC

1.14%

Comcast Corp., Class A

0.94%

Amgen Inc.

0.93%

JPMorgan Chase & Co.

0.87%

Apple Inc.

0.82%

Baidu Inc. ADR

0.80%

Johnson & Johnson

0.74%

Exxon Mobil Corp.

0.73%

Cisco Systems Inc.

0.72%

Medtronic PLC

0.70%

Sector Allocation

Portfolio composition as a % of Fair Value of Investments of $212,685 (in thousands) on December 31, 2015
(a)(b)

Morningstar Performance Comparison

Based on
average annual returns for periods ended December 31, 2015

One Year

Five Year

Ten Year

Number of funds in peer group

967

834

670

Peer group average annual total return

-1.98
%

6.05
%

4.64
%

Morningstar Category in peer group: U.S. Moderate Allocation

Change in Value of a $10,000 Investment

Average Annual Total Return

For the periods ended December 31, 2015

(Inception date: 1/1/88)

One Year

Five Year

Ten Year

Ending Value of a $10,000 Investment

Elfun Diversified Fund

-1.25%

5.86%

4.50%

$15,525

S&P 500 Index

1.38%

12.57%

7.31%

$20,242

MSCI All Country World Index ex-U.S.

-5.66%

1.06%

2.92%

$13,338

Barclays U.S. Aggregate Bond Index

0.55%

3.25%

4.51%

$15,552

(a)
Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.

(b)
The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun Diversified Fund

December 31, 2015

Elfun Diversified Fund

Number of Shares

Fair Value

Domestic Equity — 31.3%†

Common Stock — 31.3%

Aerospace & Defense — 1.1%

General Dynamics Corp.

4,206

$
577,736

Hexcel Corp.

11,596

538,634

Honeywell International Inc.

8,411

871,127

The Boeing Co.

2,443

353,234

2,340,731

Agricultural Products — 0.3%

Archer-Daniels-Midland Co.

16,134

591,795

Air Freight & Logistics — 0.1%

United Parcel Service Inc., Class B

2,474

238,073

Airlines — 0.4%

Delta Air Lines Inc.

14,843

752,392

Application Software — 0.2%

Intuit Inc.

5,566

537,119

Asset Management & Custody Banks — 1.4%

Ameriprise Financial Inc.

7,886

839,228

Invesco Ltd.

31,184

1,044,040

State Street Corp.

15,400

1,021,944

(e)

2,905,212

Automobile Manufacturers — 0.2%

Ford Motor Co.

30,924

435,719

Automotive Retail — 0.1%

Advance Auto Parts Inc.

928

139,673

Biotechnology — 1.8%

Alexion Pharmaceuticals Inc.

3,463

660,567

(a)

Amgen Inc.

12,215

1,982,861

Gilead Sciences Inc.

12,265

1,241,096

3,884,524

Broadcasting — 0.1%

CBS Corp., Class B

4,020

189,463

Cable & Satellite — 1.5%

Comcast Corp., Class A

35,431

1,999,372

Liberty Global PLC, Class C

19,482

794,281

(a)

Sirius XM Holdings Inc.

80,402

327,236

(a)

3,120,889

Casinos & Gaming — 0.1%

Las Vegas Sands Corp.

5,133

225,031

Number of Shares

Fair Value

Communications Equipment — 1.3%

Cisco Systems Inc.

56,436

$

1,532,520

QUALCOMM Inc.

22,861

1,142,707

2,675,227

Consumer Finance — 0.5%

Discover Financial Services

18,400

986,608

Data Processing & Outsourced Services — 0.7%

PayPal Holdings Inc.

11,133

403,015

(a)

Visa Inc., Class A

13,606

1,055,145

1,458,160

Diversified Banks — 2.3%

Bank of America Corp.

82,033

1,380,616

Citigroup Inc.

3,711

192,044

JPMorgan Chase & Co.

27,938

1,844,746

Wells Fargo & Co.

25,976

1,412,055

4,829,461

Diversified Chemicals — 0.1%

The Dow Chemical Co.

2,165

111,454

Drug Retail — 0.1%

CVS Health Corp.

1,546

151,152

Electric Utilities — 0.2%

NextEra Energy Inc.

4,720

490,361

Fertilizers & Agricultural Chemicals — 0.3%

Monsanto Co.

6,494

639,789

General Merchandise Stores — 0.3%

Dollar General Corp.

9,092

653,442

Healthcare Distributors — 0.2%

Cardinal Health Inc.

5,566

496,877

Healthcare Equipment — 0.9%

Abbott Laboratories

14,843

666,599

Boston Scientific Corp.

51,643

952,297

(a)

Stryker Corp.

2,714

252,239

1,871,135

Healthcare Supplies — 0.2%

The Cooper Companies Inc.

3,031

406,760

Home Improvement Retail — 0.6%

Lowe’s Companies Inc.

16,173

1,229,795

Household Products — 0.1%

The Procter & Gamble Co.

2,448

194,396

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Number of Shares

Fair Value

Independent Power Producers & Energy Traders — 0.1%

Calpine Corp.

9,252

$

133,876

(a)

Industrial Machinery — 0.4%

Ingersoll-Rand PLC

16,699

923,288

Integrated Oil & Gas — 1.5%

Chevron Corp.

7,267

653,740

Exxon Mobil Corp.

20,038

1,561,962

Occidental Petroleum Corp.

14,192

959,521

3,175,223

Integrated Telecommunication Services — 0.2%

Verizon Communications Inc.

8,659

400,219

Internet Retail — 0.5%

Amazon.com Inc.

1,608

1,086,831

(a)

Internet Software & Services — 1.8%

Alphabet Inc., Class A

1,273

990,407

(a)

Alphabet Inc., Class C

1,546

1,173,228

(a)

eBay Inc.

26,986

741,575

(a)

Facebook Inc., Class A

5,257

550,198

(a)

LinkedIn Corp., Class A

1,484

334,019

(a)

3,789,427

Investment Banking & Brokerage — 0.3%

The Charles Schwab Corp.

22,265

733,186

IT Consulting & Other Services — 0.1%

Cognizant Technology Solutions Corp., Class A

4,112

246,802

(a)

Life & Health Insurance — 0.2%

Lincoln National Corp.

6,803

341,919

Movies & Entertainment — 0.7%

The Walt Disney Co.

5,937

623,860

Time Warner Inc.

13,452

869,941

1,493,801

Multi-Line Insurance — 0.7%

American International Group Inc.

6,497

402,619

The Hartford Financial Services Group Inc.

22,977

998,581

1,401,200

Multi-Utilities — 0.3%

Dominion Resources Inc.

8,102

548,019

Oil & Gas Equipment & Services — 0.5%

Schlumberger Ltd.

13,827

964,433

Number of Shares

Fair Value

Oil & Gas Exploration & Production — 0.4%

Hess Corp.

14,952

$

724,873

Marathon Oil Corp.

12,354

155,537

880,410

Packaged Foods & Meats — 0.4%

Mondelez International Inc., Class A

17,317

776,494

Paper Packaging — 0.1%

Packaging Corporation of America

2,165

136,503

Pharmaceuticals — 2.9%

Allergan PLC

7,789

2,434,062

(a)

Johnson & Johnson

15,342

1,575,930

Merck & Company Inc.

24,430

1,290,393

Pfizer Inc.

24,275

783,597

6,083,982

Railroads — 0.1%

CSX Corp.

5,257

136,419

Regional Banks — 0.1%

First Republic Bank

2,288

151,145

Research & Consulting Services — 0.4%

Nielsen Holdings PLC

19,502

908,793

Semiconductor Equipment — 0.4%

Applied Materials Inc.

42,056

785,186

Soft Drinks — 0.7%

PepsiCo Inc.

14,503

1,449,140

Specialized Finance — 0.7%

CME Group Inc.

8,349

756,419

McGraw Hill Financial Inc.

7,422

731,661

1,488,080

Specialized REITs — 0.7%

American Tower Corp.

12,988

1,259,187

Extra Space Storage Inc.

2,474

218,231

1,477,418

Systems Software — 0.5%

Microsoft Corp.

8,195

454,659

Oracle Corp.

12,679

463,164

VMware Inc., Class A

3,808

215,418

(a)

1,133,241

Technology Hardware, Storage & Peripherals — 1.3%

Apple Inc.

16,637

1,751,211

HP Inc.

36,800

435,712

Western Digital Corp.

9,741

584,947

2,771,870

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Number of Shares

Fair Value

Trading Companies & Distributors — 0.2%

United Rentals Inc.

7,422

$

538,392

(a)

Total Common Stock (Cost $58,095,321)

65,510,535

Preferred Stock — 0.0%*

Diversified Banks — 0.0%*

Wells Fargo & Co.

2,735

71,438

Total Preferred Stock (Cost $68,375)

71,438

Total Domestic Equity (Cost $58,163,696)

65,581,973

Foreign Equity — 20.7%

Common Stock — 20.7%

Advertising — 0.2%

WPP PLC

21,736

500,734

Aerospace & Defense — 0.5%

Airbus Group SE

3,296

221,988

Safran S.A.

4,649

320,032

Zodiac Aerospace

19,421

463,607

1,005,627

Airlines — 0.1%

International Consolidated Airlines Group S.A.

29,523

265,653

Apparel Retail — 0.2%

Fast Retailing Company Ltd.

914

323,978

Apparel, Accessories & Luxury Goods — 0.2%

The Swatch Group AG

1,100

384,835

Application Software — 0.2%

SAP SE

6,200

494,219

Auto Parts & Equipment — 0.7%

Continental AG

3,966

967,421

Delphi Automotive PLC

5,659

485,146

1,452,567

Automobile Manufacturers — 0.5%

Fuji Heavy Industries Ltd.

8,200

342,669

Toyota Motor Corp.

12,330

767,505

1,110,174

Number of Shares

Fair Value

Brewers — 0.4%

Anheuser-Busch InBev S.A.

6,616

$

822,188

Building Products — 0.5%

Assa Abloy AB, Class B

27,163

573,508

Geberit AG

1,232

418,707

992,215

Communications Equipment — 0.3%

Telefonaktiebolaget LM Ericsson, Class B

71,656

699,510

Construction & Engineering — 0.1%

Larsen & Toubro Ltd.

10,870

209,821

Construction Materials — 0.2%

HeidelbergCement AG

5,880

483,019

Diversified Banks — 2.6%

Banco Bilbao Vizcaya Argentaria S.A.

35,245

258,014

Barclays PLC

211,017

680,818

BNP Paribas S.A.

13,747

779,970

Credit Agricole S.A.

32,294

381,681

Grupo Financiero Banorte SAB de C.V., Class O

30,737

168,713

HSBC Holdings PLC

32,797

259,196

ICICI Bank Ltd.

99,263

391,613

ING Groep N.V.

42,395

573,368

Intesa Sanpaolo S.p.A.

170,251

571,106

Mitsubishi UFJ Financial Group Inc.

111,500

701,747

Sumitomo Mitsui Financial Group Inc.

16,400

627,943

5,394,169

Diversified Metals & Mining — 0.1%

BHP Billiton PLC

20,083

224,963

Diversified Real Estate Activities — 0.8%

Brookfield Asset Management Inc., Class A

5,962

187,345

Mitsubishi Estate Company Ltd.

31,918

669,563

Mitsui Fudosan Company Ltd.

29,306

744,496

1,601,404

Electric Utilities — 0.1%

Power Grid Corporation of India Ltd.

109,861

235,394

Electrical Components & Equipment — 0.7%

Nidec Corp.

13,700

1,006,417

Schneider Electric SE

7,457

425,764

1,432,181

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Number of Shares

Fair Value

Electronic Components — 0.2%

Murata Manufacturing Company Ltd.

3,100

$

452,779

Electronic Equipment & Instruments — 0.8%

Hexagon AB, Class B

14,504

541,582

Hitachi Ltd.

111,500

640,943

Keyence Corp.

900

501,866

1,684,391

Healthcare Equipment — 1.0%

Medtronic PLC

19,296

1,484,248

Smith & Nephew PLC

38,636

687,903

2,172,151

Healthcare Services — 0.3%

Fresenius SE & Company KGaA

9,005

645,327

Household Products — 0.1%

Svenska Cellulosa AB SCA, Class B

9,445

276,160

Human Resource & Employment Services — 0.1%

Capita PLC

10,291

183,228

Industrial Gases — 0.2%

Linde AG

3,069

446,403

Industrial Machinery — 0.5%

FANUC Corp.

3,300

578,278

Mitsubishi Heavy Industries Ltd.

99,000

438,894

1,017,172

Integrated Oil & Gas — 0.8%

Cenovus Energy Inc.

29,506

372,366

Cenovus Energy Inc.

29,394

370,308

Statoil ASA

31,577

441,297

Total S.A.

9,461

424,100

1,608,071

Internet Retail — 0.2%

Rakuten Inc.

38,500

449,025

Internet Software & Services — 0.8%

Baidu Inc. ADR

9,016

1,704,385

(a)

Leisure Products — 0.1%

Shimano Inc.

1,500

232,678

Life & Health Insurance — 0.8%

AIA Group Ltd.

167,387

1,006,463

Japan Post Holdings Company Ltd.

13,200

204,647

(a)

Number of Shares

Fair Value

Prudential PLC

22,975

$

518,440

1,729,550

Movies & Entertainment — 0.2%

Vivendi S.A.

18,314

395,105

Multi-Line Insurance — 0.3%

AXA S.A.

25,269

692,556

Oil & Gas Equipment & Services — 0.3%

Technip S.A.

11,098

551,370

Packaged Foods & Meats — 0.4%

Kerry Group PLC, Class A

3,981

330,007

Nestle S.A.

5,977

445,140

775,147

Personal Products — 0.2%

Kao Corp.

8,900

462,775

Pharmaceuticals — 1.7%

Astellas Pharma Inc.

23,800

342,572

Bayer AG

5,274

663,435

Roche Holding AG

4,657

1,285,909

Sanofi

10,279

877,654

Shire PLC

6,759

468,019

3,637,589

Property & Casualty Insurance — 0.9%

ACE Ltd.

5,556

649,219

Insurance Australia Group Ltd.

132,010

534,004

Tokio Marine Holdings Inc.

16,200

634,560

1,817,783

Railroads — 0.3%

East Japan Railway Co.

5,300

504,468

Security & Alarm Services — 0.2%

Secom Company Ltd.

4,300

294,543

Semiconductor Equipment — 0.3%

ASML Holding N.V.

7,570

678,833

Semiconductors — 0.3%

Taiwan Semiconductor Manufacturing Company Ltd.

137,484

598,539

Specialty Chemicals — 0.4%

Givaudan S.A.

305

555,460

Johnson Matthey PLC

9,020

353,237

908,697

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Number of Shares

Fair Value

Technology Hardware, Storage & Peripherals — 0.2%

Samsung Electronics Company Ltd.

346

$

371,805

Wireless Telecommunication Services — 0.7%

SoftBank Group Corp.

12,900

658,324

Vodafone Group PLC

260,790

849,476

1,507,800

Total Foreign Equity (Cost $43,022,492)

43,430,981

Principal Amount

Fair Value

Bonds and Notes — 31.2%

U.S. Treasuries — 5.0%

U.S. Treasury Bonds

2.50%

02/15/45

$
220,800

$
197,703

3.13%

11/15/41

1,211,000

1,248,532

U.S. Treasury Notes

0.63%

05/31/17

1,987,100

1,978,369

(h)

0.88%

10/15/18

1,230,000

1,216,570

(h)

1.38%

10/31/20

3,287,200

3,229,934

(h)

1.88%

10/31/22

2,664,300

2,630,626

(h)

2.00%

08/15/25

55,200

53,819

(h)

10,555,553

Agency Mortgage Backed — 7.8%

Federal Home Loan Mortgage Corp.

4.50%

06/01/33 - 02/01/35

4,192

4,532

5.00%

07/01/35 - 06/01/41

238,142

265,589

5.50%

05/01/20 - 04/01/39

61,089

68,877

6.00%

04/01/17 - 11/01/37

155,150

175,837

6.50%

11/01/28 - 07/01/29

7,201

8,199

7.00%

10/01/16 - 08/01/36

23,457

26,355

7.50%

09/01/33

1,235

1,308

8.00%

07/01/26 - 11/01/30

2,423

2,658

8.50%

04/01/30

7,392

8,986

Federal National Mortgage Assoc.

2.22%

04/01/37

533

542

(i)

3.00%

02/01/43 - 06/01/43

2,568,267

2,576,197

3.50%

11/01/42 - 08/01/45

2,600,410

2,685,213

4.00%

05/01/19 - 03/01/44

1,401,415

1,489,230

4.50%

05/01/18 - 01/01/41

1,528,873

1,653,315

5.00%

07/01/20 - 06/01/41

415,143

465,029

5.50%

06/01/20 - 01/01/39

280,778

312,871

6.00%

02/01/20 - 05/01/41

735,696

837,122

6.50%

08/01/17 - 08/01/36

29,589

32,991

7.00%

10/01/16 - 12/01/33

2,073

2,155

7.50%

12/01/26 - 12/01/33

6,310

7,110

8.00%

06/01/24 - 01/01/33

10,390

10,947

Principal Amount

Fair Value

9.00%

12/01/17 - 12/01/22

$

1,910

$
2,070

2.50%

TBA

944,461

951,725

(c)

3.00%

TBA

40,000

39,986

(c)

3.50%

TBA

1,026,138

1,058,355

(c)

4.00%

TBA

268,888

284,460

(c)

5.00%

TBA

260,000

286,151

(c)

Government National Mortgage Assoc.

3.00%

04/20/43 - 06/20/43

569,152

578,902

3.50%

05/20/43

523,786

547,344

4.00%

01/20/41 - 04/20/43

616,410

659,885

4.50%

08/15/33 - 03/20/41

299,396

326,010

5.00%

08/15/33

13,350

14,846

6.00%

07/15/33 - 09/15/36

12,569

14,631

6.50%

04/15/28 - 07/15/36

16,078

18,393

7.00%

04/15/28 - 10/15/36

8,411

9,233

7.50%

07/15/23 - 04/15/28

15,196

15,578

8.00%

05/15/30

462

523

8.50%

10/15/17

1,925

1,983

9.00%

11/15/16 - 12/15/21

2,272

2,374

3.00%

TBA

473,786

480,038

(c)

5.00%

TBA

400,000

438,158

(c)

5.50%

TBA

50,000

55,545

(c)

16,421,253

Agency Collateralized Mortgage Obligations — 0.1%

Collateralized Mortgage Obligation Trust

0.01%

11/01/18

178

177

(d,f)

Federal Home Loan Mortgage Corp.

0.08%

09/25/43

207,793

592

(g,i)

Federal Home Loan Mortgage Corp. REMIC

3.50%

11/15/24 - 11/15/30

198,301

16,008

(g)

5.50%

06/15/33

10,570

2,211

(g)

6.27%

08/15/25

83,418

8,218

(g,i)

7.50%

07/15/27

8,859

1,173

(g)

8.00%

04/15/20

81

84

Federal Home Loan Mortgage Corp. STRIPS

1.47%

08/01/27

391

355

(d,f)

5.62%

08/15/43

182,272

39,388

(g,i)

8.00%

02/01/23 - 07/01/24

1,564

328

(g)

Federal National Mortgage Assoc. REMIC

0.51%

12/25/22

552

534

(d,f)

1.22%

12/25/42

47,594

1,581

(g,i)

5.00%

09/25/40

100,758

10,820

(g)

5.58%

07/25/38

21,757

3,003

(g,i)

7.08%

05/25/18

38,471

2,165

(g,i)

8.00%

05/25/22

2

28

(g)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

Federal National Mortgage Assoc. STRIPS

4.50%

08/25/35 - 01/25/36

$
29,356

$
5,281

(g)

5.00%

03/25/38 - 05/25/38

16,661

3,016

(g)

5.50%

12/25/33

5,065

990

(g)

6.00%

01/25/35

13,557

2,797

(g)

7.50%

11/25/23

15,170

3,252

(g)

8.00%

08/25/23 - 07/25/24

3,254

691

(g)

8.50%

03/25/17 - 07/25/22

620

74

(g)

9.00%

05/25/22

457

80

(g)

Government National Mortgage Assoc.

4.50%

10/20/37 - 08/16/39

146,578

9,994

(g)

5.00%

10/20/37 - 09/20/38

62,980

3,719

(g)

5.85%

02/20/40

77,252

13,218

(g,i)

6.46%

01/16/40

126,101

23,302

(g,i)

153,079

Corporate Notes — 14.5%

21st Century Fox America Inc.

3.70%

10/15/25

23,000

22,959

(b)

4.95%

10/15/45

9,000

8,864

(b)

6.65%

11/15/37

55,000

63,913

ABB Finance USA Inc.

1.63%

05/08/17

76,000

76,054

AbbVie Inc.

1.75%

11/06/17

68,000

67,872

2.00%

11/06/18

57,000

56,761

2.50%

05/14/20

95,000

94,061

3.60%

05/14/25

36,000

35,534

4.70%

05/14/45

20,000

19,559

ACCO Brands Corp.

6.75%

04/30/20

97,000

99,910

ACE INA Holdings Inc.

2.30%

11/03/20

94,000

93,366

3.15%

03/15/25

66,000

65,267

3.35%

05/03/26

66,000

65,810

4.35%

11/03/45

20,000

20,325

Actavis Funding SCS

1.30%

06/15/17

110,000

108,959

3.00%

03/12/20

47,000

46,963

3.45%

03/15/22

66,000

66,105

3.80%

03/15/25

94,000

93,529

4.75%

03/15/45

10,000

9,749

Activision Blizzard Inc.

5.63%

09/15/21

98,000

102,655

(b)

Aetna Inc.

3.50%

11/15/24

59,000

58,939

Agrium Inc.

3.38%

03/15/25

23,000

20,996

4.90%

06/01/43

41,000

36,676

Altria Group Inc.

2.95%

05/02/23

39,000

37,957

Principal Amount

Fair Value

4.50%

05/02/43

$

39,000

$

36,989

American Axle & Manufacturing Inc.

6.25%

03/15/21

52,000

53,820

6.63%

10/15/22

20,000

20,950

American Campus Communities Operating Partnership LP

3.35%

10/01/20

38,000

37,956

4.13%

07/01/24

28,000

27,805

American Electric Power Company Inc.

2.95%

12/15/22

75,000

74,126

American Express Co.

3.63%

12/05/24

93,000

91,016

American Express Credit Corp.

2.60%

09/14/20

94,000

94,265

American International Group Inc.

3.75%

07/10/25

94,000

93,215

4.13%

02/15/24

28,000

28,776

4.50%

07/16/44

19,000

17,572

4.80%

07/10/45

47,000

45,446

American Tower Corp. (REIT)

3.40%

02/15/19

142,000

145,690

Amgen Inc.

2.20%

05/22/19

188,000

187,791

Amkor Technology Inc.

6.63%

06/01/21

98,000

97,265

Anadarko Petroleum Corp.

3.45%

07/15/24

19,000

16,888

6.20%

03/15/40

67,000

61,640

Anheuser-Busch InBev Worldwide Inc.

2.50%

07/15/22

155,000

149,197

Anthem Inc.

3.30%

01/15/23

50,000

48,613

Apache Corp.

5.10%

09/01/40

47,000

40,178

Apple Inc.

2.50%

02/09/25

50,000

47,844

2.85%

05/06/21

145,000

148,561

3.45%

02/09/45

45,000

38,739

Aramark Services Inc.

5.75%

03/15/20

105,000

108,609

Ascension Health

4.85%

11/15/53

65,000

70,033

AstraZeneca PLC

2.38%

11/16/20

33,000

32,777

3.38%

11/16/25

47,000

46,664

4.38%

11/16/45

19,000

19,041

AT&T Inc.

2.38%

11/27/18

134,000

135,033

2.45%

06/30/20

93,000

91,624

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

  Fair
Value

3.40%

05/15/25

$

93,000

$

89,393

4.50%

05/15/35

47,000

43,473

4.75%

05/15/46

22,000

20,139

4.80%

06/15/44

37,000

33,897

AutoNation Inc.

4.50%

10/01/25

66,000

67,004

AutoZone Inc.

3.25%

04/15/25

94,000

90,963

Bank of America Corp.

1.70%

08/25/17

234,000

233,349

2.60%

01/15/19

81,000

81,275

2.63%

10/19/20

47,000

46,429

3.88%

08/01/25

19,000

19,289

3.95%

04/21/25

106,000

103,229

4.00%

01/22/25

48,000

47,027

4.10%

07/24/23

80,000

82,752

4.25%

10/22/26

85,000

84,145

Barclays Bank PLC

2.25%

05/10/17

500,000

505,322

(b)

Barrick Gold Corp.

4.10%

05/01/23

15,000

12,869

Baxalta Inc.

2.88%

06/23/20

94,000

92,872

(b)

4.00%

06/23/25

71,000

70,300

(b)

Bed Bath & Beyond Inc.

4.92%

08/01/34

14,000

12,483

Berkshire Hathaway Energy Co.

6.13%

04/01/36

45,000

52,444

Berkshire Hathaway Finance Corp.

3.00%

05/15/22

49,000

49,865

Berkshire Hathaway Inc.

4.50%

02/11/43

39,000

39,240

Berry Plastics Corp.

5.13%

07/15/23

60,000

58,350

BHP Billiton Finance USA Ltd.

5.00%

09/30/43

26,000

23,561

Biogen Inc.

2.90%

09/15/20

48,000

47,895

4.05%

09/15/25

48,000

48,249

5.20%

09/15/45

18,000

18,005

Bombardier Inc.

4.75%

04/15/19

38,000

31,255

(b)

6.00%

10/15/22

37,000

25,937

(b)

7.75%

03/15/20

334,000

269,705

(b)

Boston Scientific Corp.

3.85%

05/15/25

45,000

44,285

BP Capital Markets PLC

1.38%

05/10/18

56,000

55,201

3.81%

02/10/24

49,000

48,991

Building Materials Corporation of America

5.38%

11/15/24

118,000

117,705

(b)

Principal Amount

Fair Value

Burlington Northern Santa Fe LLC

3.65%

09/01/25

$

75,000

$

76,006

Calpine Corp.

5.75%

01/15/25

57,000

50,303

5.88%

01/15/24

129,000

132,225

(b)

Calumet Specialty Products Partners LP/Calumet Finance Corp.

6.50%

04/15/21

98,000

85,260

Canadian Pacific Railway Co.

2.90%

02/01/25

115,000

108,259

Capital One Financial Corp.

4.20%

10/29/25

94,000

92,859

Capital One NA

2.35%

08/17/18

250,000

250,515

Caterpillar Inc.

4.30%

05/15/44

30,000

28,949

Catholic Health Initiatives

2.60%

08/01/18

30,000

30,124

4.35%

11/01/42

24,000

22,445

CBS Corp.

3.70%

08/15/24

73,000

71,031

CCO Safari II LLC

3.58%

07/23/20

71,000

70,593

(b)

4.91%

07/23/25

71,000

70,930

(b)

6.38%

10/23/35

9,000

9,083

(b)

6.48%

10/23/45

19,000

19,007

(b)

Celgene Corp.

3.88%

08/15/25

94,000

93,701

5.00%

08/15/45

47,000

47,180

CenturyLink Inc.

5.80%

03/15/22

196,000

179,634

Cequel Capital Corp.

5.13%

12/15/21

96,000

86,400

(b)

Chevron Corp.

3.33%

11/17/25

66,000

66,476

Cigna Corp.

3.25%

04/15/25

94,000

92,316

Cinemark USA Inc.

4.88%

06/01/23

98,000

95,550

Citigroup Inc.

1.55%

08/14/17

206,000

205,167

1.75%

05/01/18

228,000

226,086

1.85%

11/24/17

45,000

44,936

2.05%

12/07/18

85,000

84,549

2.65%

10/26/20

94,000

93,317

4.40%

06/10/25

47,000

47,493

4.65%

07/30/45

75,000

75,857

CMS Energy Corp.

4.88%

03/01/44

47,000

47,660

CNA Financial Corp.

5.88%

08/15/20

60,000

66,513

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

Cogeco Cable Inc.

4.88%

05/01/20

$

75,000

$

74,812

(b)

Colgate-Palmolive Co.

4.00%

08/15/45

47,000

47,104

Columbia Pipeline Group Inc.

3.30%

06/01/20

66,000

64,291

(b)

4.50%

06/01/25

47,000

42,600

(b)

Comcast Corp.

3.38%

08/15/25

159,000

161,063

4.20%

08/15/34

48,000

47,541

4.60%

08/15/45

45,000

45,559

ConocoPhillips Co.

3.35%

11/15/24

94,000

86,007

Continental Resources Inc.

3.80%

06/01/24

20,000

14,094

4.50%

04/15/23

18,000

12,940

4.90%

06/01/44

11,000

6,635

Corp Andina de Fomento

4.38%

06/15/22

121,000

128,817

Crown Americas LLC/Crown Americas Capital Corp. IV

4.50%

01/15/23

116,000

113,390

CSX Corp.

4.50%

08/01/54

29,000

26,304

CubeSmart LP

4.00%

11/15/25

26,000

25,816

CVS Health Corp.

2.25%

08/12/19

143,000

142,865

3.88%

07/20/25

94,000

95,950

5.13%

07/20/45

69,000

72,687

Daimler Finance North America LLC

2.38%

08/01/18

150,000

150,228

(b)

Danaher Corp.

2.40%

09/15/20

46,000

46,004

3.35%

09/15/25

48,000

48,757

4.38%

09/15/45

26,000

26,856

Denbury Resources Inc.

5.50%

05/01/22

98,000

32,534

6.38%

08/15/21

54,000

19,440

Devon Energy Corp.

5.85%

12/15/25

38,000

36,960

Dexia Credit Local S.A.

2.25%

01/30/19

250,000

251,627

(b)

Diageo Investment Corp.

2.88%

05/11/22

105,000

104,092

DigitalGlobe Inc.

5.25%

02/01/21

81,000

68,040

(b)

DIRECTV Holdings LLC/DIRECTV Financing Company Inc.

4.45%

04/01/24

72,000

73,957

Dollar General Corp.

1.88%

04/15/18

95,000

94,086

Principal Amount

Fair Value

4.13%

07/15/17

$

94,000

$

96,531

4.15%

11/01/25

47,000

46,721

Dollar Tree Inc.

5.75%

03/01/23

117,000

121,972

(b)

Dominion Resources Inc.

1.95%

08/15/16

154,000

154,387

Dr Pepper Snapple Group Inc.

3.40%

11/15/25

94,000

92,347

Duke Energy Progress LLC

4.15%

12/01/44

30,000

29,299

Eastman Chemical Co.

3.60%

08/15/22

93,000

92,596

Ecopetrol S.A.

5.88%

05/28/45

24,000

17,040

Electricite de France S.A.

2.15%

01/22/19

193,000

192,103

(b)

Eli Lilly & Co.

3.70%

03/01/45

10,000

9,353

EMD Finance LLC

3.25%

03/19/25

46,000

43,619

(b)

Energizer Holdings Inc.

5.50%

06/15/25

98,000

92,120

(b)

Energy Transfer Equity LP

5.88%

01/15/24

194,000

158,110

Energy Transfer Partners LP

4.05%

03/15/25

19,000

15,612

5.15%

03/15/45

33,000

23,327

6.50%

02/01/42

62,000

50,428

Ensco PLC

4.50%

10/01/24

46,000

31,679

5.20%

03/15/25

29,000

20,648

5.75%

10/01/44

17,000

11,200

Enterprise Products Operating LLC

3.70%

02/15/26

95,000

85,286

Equinix Inc.

5.88%

01/15/26

20,000

20,600

ERP Operating LP

4.50%

07/01/44

19,000

19,067

European Investment Bank

4.88%

01/17/17

150,000

155,957

FedEx Corp.

3.20%

02/01/25

30,000

29,203

Five Corners Funding Trust

4.42%

11/15/23

200,000

208,819

(b)

Florida Power & Light Co.

4.13%

02/01/42

92,000

91,562

Freeport-McMoRan Inc.

4.55%

11/14/24

26,000

14,885

Fresenius Medical Care US Finance Inc.

5.75%

02/15/21

123,000

131,610

(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

Frontier Communications Corp.

7.13%

03/15/19

$

110,000

$

109,989

11.00%

09/15/25

89,000

88,110

(b)

General Motors Co.

5.20%

04/01/45

9,000

8,473

General Motors Financial Company Inc.

3.15%

01/15/20

66,000

65,413

3.20%

07/13/20

188,000

185,105

4.30%

07/13/25

94,000

91,212

Georgia-Pacific LLC

3.60%

03/01/25

140,000

138,448

(b)

Gilead Sciences Inc.

2.55%

09/01/20

45,000

45,004

3.65%

03/01/26

50,000

50,444

4.80%

04/01/44

51,000

51,161

Halliburton Co.

2.70%

11/15/20

47,000

46,476

3.80%

11/15/25

47,000

45,794

5.00%

11/15/45

28,000

27,659

HCA Inc.

4.75%

05/01/23

160,000

158,400

6.50%

02/15/20

138,000

150,351

HSBC USA Inc.

2.75%

08/07/20

141,000

141,074

Hyundai Capital America

2.13%

10/02/17

35,000

34,792

(b)

Illinois Tool Works Inc.

3.50%

03/01/24

95,000

97,670

Ingersoll-Rand Luxembourg Finance S.A.

3.55%

11/01/24

65,000

63,640

Ingles Markets Inc.

5.75%

06/15/23

92,000

91,770

Intel Corp.

2.45%

07/29/20

47,000

47,558

Intelsat Jackson Holdings S.A.

5.50%

08/01/23

96,000

75,360

Interstate Power & Light Co.

3.40%

08/15/25

150,000

150,904

Invesco Finance PLC

3.13%

11/30/22

107,000

105,558

JB Poindexter & Company Inc.

9.00%

04/01/22

23,000

24,035

(b)

JBS USA LLC/JBS USA Finance Inc.

5.75%

06/15/25

78,000

67,860

(b)

5.88%

07/15/24

53,000

47,965

(b)

Jefferies Group LLC

5.13%

01/20/23

83,000

82,354

6.50%

01/20/43

26,000

24,038

Johnson Controls Inc.

4.63%

07/02/44

46,000

38,985

Principal Amount

Fair Value

JPMorgan Chase & Co.

2.55%

10/29/20

$

94,000

$

93,163

3.88%

09/10/24

190,000

189,098

5.00%

12/29/49

68,000

64,600

(i)

6.10%

10/29/49

110,000

110,561

(i)

KB Home

7.00%

12/15/21

116,000

114,405

Keysight Technologies Inc.

4.55%

10/30/24

95,000

91,336

KFW

2.00%

10/04/22

246,000

242,033

4.50%

07/16/18

102,000

109,652

Kinder Morgan Energy Partners LP

3.50%

09/01/23

22,000

18,251

4.30%

05/01/24

50,000

42,994

Kinder Morgan Inc.

3.05%

12/01/19

19,000

17,591

4.30%

06/01/25

38,000

32,849

5.55%

06/01/45

28,000

21,866

Kinross Gold Corp.

6.88%

09/01/41

5,000

2,740

Kraft Heinz Foods Co.

2.80%

07/02/20

141,000

140,669

(b)

3.95%

07/15/25

122,000

123,181

(b)

L Brands Inc.

5.63%

02/15/22

102,000

108,375

L-3 Communications Corp.

1.50%

05/28/17

65,000

64,194

Lee Enterprises Inc.

9.50%

03/15/22

78,000

71,760

(b)

Lennar Corp.

4.50%

11/15/19

118,000

119,991

4.75%

05/30/25

39,000

38,123

Levi Strauss & Co.

5.00%

05/01/25

59,000

58,705

Lockheed Martin Corp.

2.50%

11/23/20

66,000

65,768

3.55%

01/15/26

94,000

94,483

3.80%

03/01/45

20,000

17,715

4.70%

05/15/46

21,000

21,609

Lowe’s Companies Inc.

4.38%

09/15/45

35,000

35,975

LyondellBasell Industries N.V.

4.63%

02/26/55

19,000

15,408

Marathon Petroleum Corp.

3.63%

09/15/24

95,000

88,572

Marsh & McLennan Companies Inc.

3.50%

03/10/25

68,000

66,983

3.75%

03/14/26

65,000

65,004

Mattel Inc.

2.35%

05/06/19

143,000

141,810

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

McDonald’s Corp.

2.75%

12/09/20

$

25,000

$

24,988

3.70%

01/30/26

59,000

58,966

4.88%

12/09/45

20,000

20,108

Mead Johnson Nutrition Co.

3.00%

11/15/20

66,000

66,010

4.13%

11/15/25

66,000

66,531

Medtronic Inc.

2.50%

03/15/20

28,000

28,206

3.50%

03/15/25

187,000

189,214

4.63%

03/15/45

120,000

123,723

Memorial Sloan-Kettering Cancer Center

4.13%

07/01/52

30,000

27,985

Merck & Company Inc.

2.75%

02/10/25

95,000

92,492

MetLife Inc.

3.60%

11/13/25

47,000

47,362

4.05%

03/01/45

24,000

22,236

4.72%

12/15/44

28,000

28,595

MGM Resorts International

5.25%

03/31/20

59,000

58,410

6.63%

12/15/21

98,000

100,327

Microsoft Corp.

4.00%

02/12/55

45,000

40,391

Mid-America Apartments LP

4.00%

11/15/25

47,000

46,694

Mizuho Bank Ltd.

2.45%

04/16/19

200,000

200,146

(b)

Monsanto Co.

4.70%

07/15/64

27,000

20,501

Morgan Stanley

2.65%

01/27/20

45,000

44,893

3.70%

10/23/24

145,000

145,710

3.95%

04/23/27

94,000

91,274

4.00%

07/23/25

46,000

47,409

4.10%

05/22/23

154,000

155,684

4.88%

11/01/22

10,000

10,619

5.00%

11/24/25

36,000

38,238

Motorola Solutions Inc.

4.00%

09/01/24

33,000

28,641

National Retail Properties Inc.

4.00%

11/15/25

47,000

46,178

NCL Corporation Ltd.

4.63%

11/15/20

49,000

47,982

(b)

Newfield Exploration Co.

5.63%

07/01/24

36,000

30,690

5.75%

01/30/22

89,000

78,765

Newmont Mining Corp.

4.88%

03/15/42

37,000

26,433

Nexen Energy ULC

6.40%

05/15/37

41,000

45,855

Principal Amount

Fair Value

NIKE Inc.

3.88%

11/01/45

$

47,000

$

45,321

Noble Energy Inc.

3.90%

11/15/24

56,000

49,870

Northern States Power Co.

2.20%

08/15/20

94,000

93,366

Northrop Grumman Corp.

3.85%

04/15/45

11,000

9,890

Novartis Capital Corp.

3.00%

11/20/25

124,000

122,238

4.00%

11/20/45

62,000

60,670

NRG Energy Inc.

6.25%

07/15/22

59,000

51,183

Occidental Petroleum Corp.

3.50%

06/15/25

94,000

91,864

Omnicom Group Inc.

3.63%

05/01/22

31,000

31,303

Oracle Corp.

2.25%

10/08/19

187,000

189,019

2.95%

05/15/25

95,000

92,754

4.13%

05/15/45

17,000

16,090

Owens & Minor Inc.

3.88%

09/15/21

95,000

94,630

Pacific Gas & Electric Co.

3.40%

08/15/24

140,000

140,581

PacifiCorp

6.25%

10/15/37

132,000

163,271

Penn National Gaming Inc.

5.88%

11/01/21

58,000

56,260

PepsiCo Inc.

3.10%

07/17/22

24,000

24,614

4.25%

10/22/44

28,000

27,783

4.60%

07/17/45

28,000

29,606

Petrobras Global Finance BV

3.50%

02/06/17

76,000

71,060

3.88%

01/27/16

34,000

33,864

Petroleos Mexicanos

3.50%

01/30/23

41,000

35,773

Pfizer Inc.

4.40%

05/15/44

29,000

29,449

Philip Morris International Inc.

4.13%

03/04/43

39,000

36,870

Phillips 66 Partners LP

2.65%

02/15/20

28,000

26,428

3.61%

02/15/25

47,000

41,272

Pitney Bowes Inc.

4.63%

03/15/24

81,000

79,388

Plains All American Pipeline LP/PAA Finance Corp.

4.65%

10/15/25

28,000

24,456

Precision Castparts Corp.

4.38%

06/15/45

28,000

28,056

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

Principal Financial Group Inc.

4.70%

05/15/55

$

95,000

$

94,430

(i)

Prologis LP

3.75%

11/01/25

47,000

46,622

Prudential Financial Inc.

5.38%

05/15/45

47,000

46,941

(i)

5.63%

06/15/43

46,000

47,035

(i)

Public Service Electric & Gas Co.

2.38%

05/15/23

117,000

112,092

QUALCOMM Inc.

2.25%

05/20/20

37,000

36,657

3.45%

05/20/25

34,000

32,617

4.80%

05/20/45

32,000

28,445

Quest Diagnostics Inc.

4.70%

03/30/45

28,000

25,214

Regency Energy Partners LP/Regency Energy Finance Corp.

4.50%

11/01/23

66,000

57,126

Revlon Consumer Products Corp.

5.75%

02/15/21

152,000

147,060

Reynolds American Inc.

4.45%

06/12/25

28,000

29,300

Rio Tinto Finance USA Ltd.

3.75%

06/15/25

24,000

21,803

Rogers Communications Inc.

5.00%

03/15/44

30,000

30,182

Rowan Companies Inc.

5.85%

01/15/44

19,000

11,465

Royal Bank of Canada

1.20%

09/19/17

323,000

321,491

Ryder System Inc.

2.45%

09/03/19

116,000

114,316

Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)

6.25%

11/15/19

200,000

209,000

(b,n)

Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)

6.88%

08/15/18

200,000

206,000

(b,n)

Schlumberger Holdings Corp.

3.00%

12/21/20

128,000

126,365

(b)

4.00%

12/21/25

85,000

83,921

(b)

Sealed Air Corp.

4.88%

12/01/22

59,000

59,148

(b)

5.13%

12/01/24

59,000

59,000

(b)

Shell International Finance BV

2.25%

11/10/20

94,000

92,590

3.40%

08/12/23

141,000

140,198

Sinclair Television Group Inc.

5.38%

04/01/21

103,000

103,257

Sinopec Capital 2013 Ltd.

3.13%

04/24/23

200,000

190,658

(b)

Southern California Edison Co.

2.40%

02/01/22

35,000

34,323

Principal Amount

Fair Value

Spectra Energy Partners LP

4.75%

03/15/24

$

48,000

$

46,518

Sprint Corp.

7.25%

09/15/21

52,000

38,740

7.63%

02/15/25

114,000

83,220

State Street Corp.

3.55%

08/18/25

100,000

103,160

(e)

Statoil ASA

3.70%

03/01/24

42,000

42,574

3.95%

05/15/43

23,000

20,775

Sunoco LP/Sunoco Finance Corp.

5.50%

08/01/20

39,000

36,953

(b)

SUPERVALU Inc.

6.75%

06/01/21

97,000

87,785

T-Mobile USA Inc.

6.25%

04/01/21

50,000

51,625

6.50%

01/15/26

29,000

29,275

6.63%

04/01/23

98,000

99,960

Tampa Electric Co.

4.35%

05/15/44

47,000

46,043

Target Corp.

3.50%

07/01/24

59,000

61,244

TD Ameritrade Holding Corp.

2.95%

04/01/22

48,000

47,578

Teachers Insurance & Annuity Association of America

4.90%

09/15/44

95,000

95,955

(b)

Teck Resources Ltd.

2.50%

02/01/18

27,000

20,520

3.15%

01/15/17

39,000

35,100

Tenet Healthcare Corp.

4.75%

06/01/20

196,000

196,980

6.00%

10/01/20

96,000

101,040

The Allstate Corp.

5.75%

08/15/53

52,000

53,456

(i)

The Boeing Co.

1.65%

10/30/20

47,000

46,012

2.60%

10/30/25

47,000

45,500

2.85%

10/30/24

140,000

138,680

The Coca-Cola Co.

2.88%

10/27/25

94,000

92,687

The Dow Chemical Co.

4.25%

10/01/34

43,000

38,800

The Goldman Sachs Group Inc.

2.38%

01/22/18

92,000

92,801

2.60%

04/23/20

95,000

94,784

2.63%

01/31/19

53,000

53,386

2.90%

07/19/18

62,000

63,213

3.75%

05/22/25

78,000

78,552

4.00%

03/03/24

47,000

48,265

4.25%

10/21/25

82,000

81,424

4.80%

07/08/44

102,000

101,316

5.15%

05/22/45

47,000

45,623

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

The Home Depot Inc.

3.35%

09/15/25

$

66,000

$

67,483

The Korea Development Bank

3.25%

03/09/16

122,000

122,482

The Kroger Co.

2.95%

11/01/21

65,000

64,370

The Progressive Corp.

3.70%

01/26/45

36,000

32,581

The Toronto-Dominion Bank

2.50%

12/14/20

85,000

84,962

The Walt Disney Co.

2.15%

09/17/20

31,000

30,996

3.15%

09/17/25

14,000

14,161

The Williams Companies Inc.

8.75%

03/15/32

18,000

13,569

TIAA Asset Management Finance Company LLC

4.13%

11/01/24

48,000

48,189

(b)

Time Inc.

5.75%

04/15/22

99,000

90,585

(b)

Time Warner Cable Inc.

4.50%

09/15/42

9,000

7,063

6.55%

05/01/37

28,000

28,320

Time Warner Inc.

3.60%

07/15/25

102,000

99,340

3.88%

01/15/26

86,000

85,293

5.35%

12/15/43

85,000

84,805

Tyco Electronics Group S.A.

2.35%

08/01/19

95,000

94,689

Tyco International Finance S.A.

5.13%

09/14/45

30,000

31,126

Tyson Foods Inc.

2.65%

08/15/19

48,000

48,039

3.95%

08/15/24

32,000

32,857

5.15%

08/15/44

32,000

33,418

U.S. Bancorp

3.44%

02/01/16

118,000

118,151

5.13%

12/29/49

94,000

94,442

(i)

Ultra Petroleum Corp.

6.13%

10/01/24

99,000

22,523

(b)

United Rentals North America Inc.

6.13%

06/15/23

77,000

78,732

UnitedHealth Group Inc.

2.70%

07/15/20

111,000

112,206

4.75%

07/15/45

74,000

77,871

Valeant Pharmaceuticals International Inc.

6.13%

04/15/25

78,000

69,615

(b)

6.38%

10/15/20

71,000

68,515

(b)

Ventas Realty LP

4.13%

01/15/26

40,000

39,873

Principal Amount

Fair Value

Verizon Communications Inc.

1.35%

06/09/17

$

230,000

$

229,345

3.50%

11/01/24

46,000

45,457

4.15%

03/15/24

93,000

95,632

4.40%

11/01/34

47,000

43,364

4.67%

03/15/55

32,000

27,759

4.86%

08/21/46

47,000

44,465

5.05%

03/15/34

29,000

28,876

5.15%

09/15/23

68,000

74,762

6.55%

09/15/43

32,000

37,990

Visa Inc.

2.80%

12/14/22

60,000

60,108

3.15%

12/14/25

60,000

60,127

4.30%

12/14/45

28,000

28,380

Volkswagen Group of America Finance LLC

2.13%

05/23/19

234,000

222,062

(b)

W.R. Grace & Co.

5.13%

10/01/21

35,000

35,350

(b)

5.63%

10/01/24

98,000

98,980

(b)

Wal-Mart Stores Inc.

4.30%

04/22/44

88,000

89,725

Wells Fargo & Co.

2.55%

12/07/20

85,000

84,574

3.00%

02/19/25

47,000

45,719

3.90%

05/01/45

47,000

43,334

4.10%

06/03/26

60,000

60,570

4.30%

07/22/27

38,000

38,823

5.88%

12/29/49

66,000

69,465

(i)

5.90%

12/29/49

62,000

62,542

(i)

Williams Partners LP

5.40%

03/04/44

9,000

6,030

Windstream Services LLC

6.38%

08/01/23

73,000

52,560

WMG Acquisition Corp.

6.00%

01/15/21

20,000

20,100

(b)

WPP Finance 2010

3.75%

09/19/24

95,000

94,559

WPX Energy Inc.

5.25%

01/15/17

75,000

70,125

XLIT Ltd.

5.25%

12/15/43

40,000

41,366

Zimmer Biomet Holdings Inc.

3.55%

04/01/25

47,000

45,696

30,359,517

Non-Agency Collateralized Mortgage Obligations — 3.2%

American Tower Trust I (REIT)

1.55%

03/15/43

117,000

114,267

(b)

Banc of America Commercial Mortgage Trust 2006-4

5.68%

07/10/46

30,000

30,625

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

Banc of America Commercial Mortgage Trust 2007-1

5.48%

01/15/49

$

160,000

$

163,836

(i)

Banc of America Commercial Mortgage Trust 2007-4

5.74%

02/10/51

17,177

17,871

(i)

Banc of America Commercial Mortgage Trust 2008-1

6.22%

02/10/51

189,612

200,801

(i)

Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1

5.34%

11/10/42

17,234

17,215

(i)

Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M

4.18%

08/15/46

38,035

39,294

(b,i)

Bear Stearns Commercial Mortgage Securities Trust 2006-T22

5.62%

04/12/38

40,000

40,270

(i)

Bear Stearns Commercial Mortgage Securities Trust 2007-PW18

6.09%

06/11/50

80,000

84,895

(i)

Citigroup Commercial Mortgage Trust 2014-GC23

4.51%

07/10/47

192,000

160,132

(b,i)

Citigroup Commercial Mortgage Trust 2015-GC33

3.17%

09/10/58

39,319

27,478

Citigroup Commercial Mortgage Trust 2015-P1

3.72%

09/15/48

161,993

165,080

COMM 2014-CR14 Mortgage Trust

4.53%

02/10/47

55,000

59,008

(i)

COMM 2014-CR19 Mortgage Trust

4.72%

08/10/47

100,000

86,502

(b,i)

COMM 2014-CR20 Mortgage Trust

4.51%

11/10/47

48,472

47,110

(i)

COMM 2014-CR21 Mortgage Trust

3.99%

12/10/47

93,831

96,582

COMM 2015-CR23 Mortgage Trust

4.26%

05/10/48

46,009

42,392

(i)

COMM 2015-CR24 Mortgage Trust

3.46%

08/10/55

100,000

74,125

3.70%

08/10/55

78,578

79,860

4.37%

08/10/55

70,790

67,398

(i)

Principal Amount

Fair Value

COMM 2015-LC19 Mortgage Trust

2.87%

02/10/48

$

104,000

$

77,385

(b)

COMM 2015-PC1 Mortgage Trust

4.44%

07/10/50

46,053

45,848

(i)

Core Industrial Trust 2015-CALW

3.25%

02/10/34

100,000

99,400

(b)

Credit Suisse Commercial Mortgage Trust 2006-C1

5.46%

02/15/39

114,614

114,514

(i)

CSAIL 2015-C3 Commercial Mortgage Trust

3.36%

08/15/48

47,194

34,116

(i)

4.11%

08/15/48

62,926

61,638

(i)

GS Mortgage Securities Trust 2011-GC5

3.00%

08/10/44

78,834

79,228

5.31%

08/10/44

30,000

33,052

(b,i)

GS Mortgage Securities Trust 2014-GC20

4.26%

04/10/47

50,000

52,248

GS Mortgage Securities Trust 2014-NEW

3.79%

01/10/31

100,000

99,823

(b)

GS Mortgage Securities Trust 2015-GC28

1.17%

02/10/48

993,504

68,108

(g,i)

GS Mortgage Securities Trust 2015-GC32

3.35%

07/10/48

43,241

31,495

4.41%

07/10/48

20,300

19,540

(i)

GS Mortgage Securities Trust 2015-GC34

2.98%

10/10/48

103,476

71,848

GS Mortgage Securities Trust 2015-GS1

3.27%

11/10/48

113,380

82,047

JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18

5.44%

06/12/47

90,156

92,317

JPMBB Commercial Mortgage Securities Trust 2013-C12

4.03%

07/15/45

25,000

25,981

(i)

JPMBB Commercial Mortgage Securities Trust 2013-C15

5.08%

11/15/45

40,000

41,590

(i)

JPMBB Commercial Mortgage Securities Trust 2013-C17

4.89%

01/15/47

71,000

71,633

(i)

JPMBB Commercial Mortgage Securities Trust 2014-C18

4.81%

02/15/47

50,000

49,901

(i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

JPMBB Commercial Mortgage Securities Trust 2015-C29

3.70%

05/15/48

$

85,183

$

63,584

(i)

JPMBB Commercial Mortgage Securities Trust 2015-C30

4.31%

07/15/48

78,620

69,993

(i)

JPMBB Commercial Mortgage Securities Trust 2015-C31

3.80%

08/15/48

117,952

120,607

LB-UBS Commercial Mortgage Trust 2004-C8

0.47%

12/15/39

27,238

141

(b,g,i)

LB-UBS Commercial Mortgage Trust 2006-C4

5.82%

06/15/38

24,769

24,986

(i)

LB-UBS Commercial Mortgage Trust 2007-C6

6.11%

07/15/40

120,000

125,327

(b)

6.11%

07/15/40

52,305

54,623

(i)

MASTR Alternative Loan Trust 2003-5

5.00%

08/25/18

4,430

184

(g)

ML-CFC Commercial Mortgage Trust 2006-3

5.46%

07/12/46

110,000

111,802

(i)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10

4.08%

07/15/46

89,000

86,549

(i)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15

4.90%

04/15/47

200,000

181,397

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18

3.39%

10/15/47

100,000

77,087

(b)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19

3.25%

12/15/47

100,000

74,448

(b)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20

1.42%

02/15/48

728,361

62,888

(g,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21

0.99%

03/15/48

869,643

56,077

(g,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22

3.88%

04/15/48

82,660

80,736

(i)

4.24%

04/15/48

206,915

167,966

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23

4.14%

07/15/50

203,800

164,883

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24

3.73%

05/15/48

183,686

187,292

4.35%

05/15/48

157,312

155,864

(i)

Principal Amount

Fair Value

Morgan Stanley Capital I Trust 2005-T17

4.84%

12/13/41

$

11,802

$

11,845

(i)

Morgan Stanley Capital I Trust 2006-IQ11

5.78%

10/15/42

40,000

39,971

(i)

Morgan Stanley Capital I Trust 2006-T21

5.27%

10/12/52

40,336

40,313

(i)

Morgan Stanley Capital I Trust 2006-T23

5.85%

08/12/41

24,983

25,158

(i)

Morgan Stanley Capital I Trust 2007-IQ16

6.05%

12/12/49

80,000

83,879

(i)

Morgan Stanley Capital I Trust 2008-T29

6.27%

01/11/43

50,000

53,570

(i)

Morgan Stanley Capital I Trust 2015-MS1

4.03%

05/15/48

100,000

78,562

(b,i)

Morgan Stanley Capital I Trust 2015-UBS8

3.81%

12/15/48

171,169

174,089

Wells Fargo Commercial Mortgage Trust 2015-C26

1.41%

02/15/48

990,077

85,346

(g,i)

Wells Fargo Commercial Mortgage Trust 2015-C29

4.01%

06/15/48

138,309

141,047

4.22%

06/15/48

64,245

50,475

(i)

Wells Fargo Commercial Mortgage Trust 2015-C30

4.50%

09/15/58

39,326

31,986

(b,i)

Wells Fargo Commercial Mortgage Trust 2015-C31

3.70%

11/15/48

78,643

79,739

Wells Fargo Commercial Mortgage Trust 2015-LC22

4.54%

09/15/58

39,338

32,153

(i)

Wells Fargo Commercial Mortgage Trust 2015-NXS2

4.25%

07/15/58

39,311

30,972

(i)

Wells Fargo Commercial Mortgage Trust 2015-P2

4.90%

12/15/48

199,241

194,868

(i)

Wells Fargo Commercial Mortgage Trust 2015-SG1

3.79%

12/15/47

102,189

104,514

4.47%

12/15/47

39,317

37,050

(i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Principal Amount

Fair Value

WFRBS Commercial Mortgage Trust 2013-C17

4.26%

12/15/46

$

55,000

$

58,137

5.13%

12/15/46

40,000

38,080

(b,i)

WFRBS Commercial Mortgage Trust 2013-C18

4.67%

12/15/46

47,667

44,304

(b,i)

WFRBS Commercial Mortgage Trust 2014-C19

4.23%

03/15/47

78,742

66,103

(b)

4.72%

03/15/47

65,000

68,103

(i)

WFRBS Commercial Mortgage Trust 2014-C22

3.91%

09/15/57

124,695

100,597

(b,i)

WFRBS Commercial Mortgage Trust 2014-C24

3.69%

11/15/47

156,648

120,436

(b)

WFRBS Commercial Mortgage Trust 2014-C25

3.80%

11/15/47

23,000

17,591

(b,i)

WFRBS Commercial Mortgage Trust 2014-LC14

4.35%

03/15/47

123,000

129,792

(i)

4.59%

03/15/47

130,681

111,893

(b,i)

WFRBS Commercial Mortgage Trust 2015-C31

3.85%

11/15/48

19,659

14,443

6,797,903

Sovereign Bonds — 0.4%

Government of Argentina

2.50%

12/31/38

9

6

(o)

Government of Colombia

2.63%

03/15/23

200,000

175,700

Government of Mexico

3.60%

01/30/25

205,000

199,772

4.00%

10/02/23

46,000

46,598

4.75%

03/08/44

176,000

160,336

Government of Peru

4.13%

08/25/27

27,000

26,460

5.63%

11/18/50

15,000

15,300

Government of Turkey

3.25%

03/23/23

200,000

183,211

807,383

Municipal Bonds and Notes — 0.2%

American Municipal Power Inc.

6.27%

02/15/50

50,000

58,146

Municipal Electric Authority of Georgia

6.64%

04/01/57

54,000

64,806

New Jersey Transportation Trust Fund Authority

6.88%

12/15/39

15,000

15,719

Principal Amount

Fair Value

Port Authority of New York & New Jersey

4.46%

10/01/62

$

95,000

$

91,302

South Carolina State Public Service Authority

6.45%

01/01/50

40,000

50,103

State of California

5.70%

11/01/21

55,000

64,520

State of Illinois

5.10%

06/01/33

30,000

28,370

372,966

FNMA (TBA) — 0.0%*

Lehman TBA

5.50%

TBA

38,818

2,135

(o,q)

Total Bonds and Notes (Cost $66,388,778)

65,469,789

Number of Shares

Fair Value

  Exchange Traded Funds —
4.6%

Financial Select Sector SPDR Fund

8,884

$
211,262

(p)

Industrial Select Sector SPDR Fund

16,195

858,497

(p)

Vanguard FTSE Emerging Markets ETF

262,019

8,570,641

Total Exchange Traded Funds (Cost $10,768,050)

9,640,400

Total Investments in Securities (Cost $178,343,016)

184,123,143

Short-Term Investments — 13.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class

0.09%

$
28,561,801

(d,h,p)

(Cost $28,561,801)

Total Investments (Cost $206,904,817)

212,684,944

Liabilities in Excess of Other Assets, net — (1.4)%

(2,996,687
)

NET ASSETS — 100.0%

$
209,688,257

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

Other Information:

Centrally Cleared Credit Default Swaps – Sell Protection

  Reference
Entity

Counterparty

Notional Amount (000s omitted)

Contract annual Fixed Rate

Termination Date

Market Value

Unamortized Upfront Payments Received

Unrealized Appreciation

Markit CDX North America High Yield Index

CME Group Inc.

$
700

5.00
%

12/20/20

$
8,982

$
(3,746
)

$
12,728

The Fund had the following long futures contracts open at December 31, 2015:

Description

Expiration date

Number of Contracts

Current Notional Value

Unrealized Appreciation (Depreciation)

EURO Stoxx 50 Index Futures

March 2016

23

$
820,005

$
4,682

FTSE 100 Index Futures

March 2016

3

274,057

7,177

S&P 500 Emini Index Futures

March 2016

13

1,323,010

14,584

S&P Mid 400 Emini Index Futures

March 2016

46

6,410,100

93,447

Topix Index Futures

March 2016

4

514,568

8,571

U.S. Long Bond Futures

March 2016

3

461,250

(6,663
)

Ultra Long-Term U.S. Treasury Bond Futures

March 2016

6

952,125

2,705

2 Yr. U.S. Treasury Notes Futures

March 2016

29

6,299,797

(13,253
)

5 Yr. U.S. Treasury Notes Futures

March 2016

9

1,064,883

(3,485
)

$
107,765

The Fund had the following short futures contracts open at December 31, 2015:

Description

Expiration date

Number of Contracts

Current Notional Value

Unrealized Appreciation (Depreciation)

S&P 500 Emini Index Futures

March 2016

45

$
(4,579,650
)

$
(58,159
)

10 Yr. U.S. Treasury Notes Futures

March 2016

70

(8,813,438
)

57,119

$
(1,040
)

$
106,725

The Fund was invested in the following countries/territories at December 31, 2015:

Country/Territory

  Percentage (based
on Fair Value)

United States

76.44%

Japan

5.54%

United Kingdom

3.08%

France

2.81%

Germany

2.14%

Switzerland

1.79%

Canada

0.99%

Sweden

0.98%

China

0.91%

Ireland

0.85%

Netherlands

0.80%

Hong Kong

0.47%

India

0.39%

Belgium

0.39%

Mexico

0.29%

Taiwan

0.28%

Luxembourg

0.28%

Australia

0.27%

Italy

0.27%

South Korea

0.25%

Norway

0.24%

Supranational

0.13%

Spain

0.12%

Colombia

0.09%

Turkey

0.09%

Brazil

0.05%

Bermuda

0.02%

Peru

0.02%

Cayman Islands

0.02%

Argentina

0.00%
**

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund

December 31, 2015

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at
December 31, 2015 (unaudited):

Industry

Domestic

Foreign

Total

Diversified Banks

2.30%

2.54%

4.84%

Pharmaceuticals

2.86%

1.71%

4.57%

Exchange Traded Funds

4.53%

0.00%

4.53%

Internet Software & Services

1.79%

0.79%

2.58%

Integrated Oil & Gas

1.49%

0.76%

2.25%

Healthcare Equipment

0.88%

1.02%

1.90%

Biotechnology

1.83%

0.00%

1.83%

Communications Equipment

1.26%

0.33%

1.59%

Aerospace & Defense

1.10%

0.47%

1.57%

Technology Hardware, Storage & Peripherals

1.30%

0.18%

1.48%

Cable & Satellite

1.47%

0.00%

1.47%

Asset Management & Custody Banks

1.37%

0.00%

1.37%

Multi-Line Insurance

0.66%

0.32%

0.98%

Life & Health Insurance

0.16%

0.81%

0.97%

Industrial Machinery

0.43%

0.48%

0.91%

Movies & Entertainment

0.70%

0.19%

0.89%

Property & Casualty Insurance

0.00%

0.86%

0.86%

Electronic Equipment & Instruments

0.00%

0.79%

0.79%

Diversified Real Estate Activities

0.00%

0.75%

0.75%

Packaged Foods & Meats

0.37%

0.36%

0.73%

Automobile Manufacturers

0.20%

0.53%

0.73%

Internet Retail

0.51%

0.21%

0.72%

Oil & Gas Equipment & Services

0.45%

0.26%

0.71%

Wireless Telecommunication Services

0.00%

0.71%

0.71%

Specialized Finance

0.70%

0.00%

0.70%

Specialized REITs

0.69%

0.00%

0.69%

Semiconductor Equipment

0.37%

0.32%

0.69%

Data Processing & Outsourced Services

0.69%

0.00%

0.69%

Auto Parts & Equipment

0.00%

0.68%

0.68%

Soft Drinks

0.68%

0.00%

0.68%

Electrical Components & Equipment

0.00%

0.67%

0.67%

Home Improvement Retail

0.58%

0.00%

0.58%

Systems Software

0.53%

0.00%

0.53%

Application Software

0.25%

0.24%

0.49%

Airlines

0.35%

0.13%

0.48%

Building Products

0.00%

0.47%

0.47%

Consumer Finance

0.46%

0.00%

0.46%

Research & Consulting Services

0.43%

0.00%

0.43%

Specialty Chemicals

0.00%

0.43%

0.43%

Oil & Gas Exploration & Production

0.41%

0.00%

0.41%

Brewers

0.00%

0.39%

0.39%

Investment Banking & Brokerage

0.34%

0.00%

0.34%

Electric Utilities

0.23%

0.11%

0.34%

General Merchandise Stores

0.31%

0.00%

0.31%

Healthcare Services

0.00%

0.30%

0.30%

Railroads

0.06%

0.24%

0.30%

Fertilizers & Agricultural Chemicals

0.30%

0.00%

0.30%

Semiconductors

0.00%

0.28%

0.28%

Agricultural Products

0.28%

0.00%

0.28%

Industry

Domestic

Foreign

Total

Multi-Utilities

0.26%

0.00%

0.26%

Trading Companies & Distributors

0.25%

0.00%

0.25%

Advertising

0.00%

0.24%

0.24%

Healthcare Distributors

0.23%

0.00%

0.23%

Construction Materials

0.00%

0.23%

0.23%

Household Products

0.09%

0.13%

0.22%

Personal Products

0.00%

0.22%

0.22%

Electronic Components

0.00%

0.21%

0.21%

Industrial Gases

0.00%

0.21%

0.21%

Healthcare Supplies

0.19%

0.00%

0.19%

Integrated Telecommunication Services

0.19%

0.00%

0.19%

Apparel, Accessories & Luxury Goods

0.00%

0.18%

0.18%

Apparel Retail

0.00%

0.15%

0.15%

Security & Alarm Services

0.00%

0.14%

0.14%

IT Consulting & Other Services

0.12%

0.00%

0.12%

Air Freight & Logistics

0.11%

0.00%

0.11%

Leisure Products

0.00%

0.11%

0.11%

Casinos & Gaming

0.11%

0.00%

0.11%

Diversified Metals & Mining

0.00%

0.11%

0.11%

Construction & Engineering

0.00%

0.10%

0.10%

Broadcasting

0.09%

0.00%

0.09%

Human Resource & Employment Services

0.00%

0.09%

0.09%

Drug Retail

0.07%

0.00%

0.07%

Regional Banks

0.07%

0.00%

0.07%

Automotive Retail

0.07%

0.00%

0.07%

Paper Packaging

0.06%

0.00%

0.06%

Independent Power Producers & Energy Traders

0.06%

0.00%

0.06%

Diversified Chemicals

0.05%

0.00%

0.05%

55.79%

Sector

Corporate Notes

14.27%

Agency Mortgage Backed

7.72%

U.S. Treasuries

4.96%

Non-Agency Collateralized Mortgage Obligations

3.20%

Sovereign Bonds

0.38%

Municipal Bonds and Notes

0.18%

Agency Collateralized Mortgage Obligations

0.07%

FNMA (TBA)

0.00%
**

30.78%

Short-Term Investments

Short-Term Investments

13.43%

13.43%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

(Unaudited)

Michael J.Caufield

Senior

Vice President

The Elfun Tax-Exempt Income Fund is managed by Michael J. Caufield. See portfolio managers’ biographical information beginning on page 98.

Q.
How did the Elfun Tax-Exempt Income Fund perform compared to its benchmark and Morningstar peer group for the twelve-month period ended December 31, 2015?

A.
For the twelve-month period ended December 31, 2015, the Elfun Tax-Exempt Income Fund returned 3.21%. The Barclay’s Capital U.S. Municipal Bond Index (the Index), the Fund’s benchmark, returned 3.30% and the Fund’s Morningstar peer group of 198 U.S. Long-term Municipal Bond funds returned an average of 3.05% over the same period.

Q.
What market conditions affected the Fund’s performance?

A.
Financial markets across the globe spent the majority of 2015 in the” hurry up and wait mode” for a return to higher interest rates in the U.S. After several false alarms, the Federal Open Market Committee finally acted in December, raising the target range of the Fed funds rate by 25 basis points, signaling that rate policy would likely be gradual and economic data dependent. Most asset class sectors lacked conviction and experienced modest losses or close to break-even returns over the course of 2015. The tax-exempt bond market was the exception to the case however. The tax-exempt sector was the best returning market, outperforming taxable securities substantially on the year, given modest new issue supply, strong mutual fund flows and a stable macro credit profile. Municipal supply increased by 19% over 2015 yet given low historical rates and favorable relationships with treasuries, many issuers chose to refund their debt while shortening their debt exposure, leading to a demand/supply imbalance. The municipal yield curve, given such compelling technical fundamentals, flattened late in the year with bonds held in the intermediate sector representing the Fund’s largest exposure, being a key driver of returns.

Q.
What were the primary drivers of Fund performance?

A.
Curve placement and a longer duration strategy were key elements in our approach to maximize tax-exempt income in the Fund. Given the relative steepness of the curve inside of eight years, which did not offer sufficient yield for our objectives, we concentrated exposure within the intermediate sector of the curve and managed exposure to both long dated securities and lower rated issuers, both of which were underweighted to the Index. The fund’s long-term preference for structure and quality supported competitive with minimal risk while differentiating the Fund from its peers.

Q.
Were there any significant changes to the Fund during the period?

A.
Over the course of the year, the Fund duration was managed within a tight range varying from neutral in early 2015 to long 8% by year-end. Fund positioning was strongly biased to a flattening yield curve scenario which began late in 2015 as tax-exempt bonds rallied into year-end. The Fund was positioned throughout the year with income and capital preservation objectives paramount. Our adherence to a conservative investment process continued to provide low volatility and contribute to consistent long-term returns.

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2015.

Actual Expenses

The first section of the table provides
information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical
Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2015 – December 31,
2015

 Account value at
 the beginning of
the period ($)

 Account value
at the end of the period ($)

  Expenses
 paid during
the period ($)*

Actual Fund Return

1,000.00

1,033.00

0.77

Hypothetical 5% Return (2.5% for the period)

1,000.00

1,024.45

0.77

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.15%** (for the period July 1, 2015 – December 31, 2015), multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

**

May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

(Unaudited)

Investment Profile

A mutual fund designed for
investors who seek as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital.
The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations.

Quality Ratings

(as a % of Fair Value of
Investments of $1,598,346 (in thousands) on December 31, 2015) (a)(b)

Moody’s / S&P /Rating *

  Percentage of
Fair Value

Aaa / AAA

12.6%

Aa / AA

51.7%

A / A

31.5%

Baa / BBB

1.4%

Ba / BB and lower

1.0%

NR / Other

1.8%

Sector Allocation

Portfolio composition as a % of Fair Value of Investments of $1,598,346 (in thousands) on December 31, 2015
(a)(b)

Morningstar Performance Comparison

Based
on average annual returns for periods ended December 31, 2015

  One
Year

  Five
Year

  Ten
Year

Number of funds in peer group

198

190

180

Peer group average annual total return

3.05
%

5.53
%

4.14
%

Morningstar Category in peer group: Muni National Long

Change in Value of a $10,000 Investment

Average Annual Total Return

For the periods ended December 31, 2015

(Inception date: 1/1/80)

One Year

Five Year

Ten Year

  Ending Value of a
$10,000 Investment

Elfun Tax-Exempt Income Fund

3.21%

5.26%

4.64%

$15,739

Barclays U.S. Municipal Bond Index

3.30%

5.35%

4.72%

$15,853

(a)
Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.

(b)
The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun Tax-Exempt Income Fund

December 31, 2015

Elfun Tax-Exempt Income Fund

 Principal
Amount

 Fair
Value

Municipal Bonds and Notes — 98.1%†

Alaska — 0.2%

Alaska Housing Finance Corp.

5.00%

12/01/27

$
2,500,000

$
2,942,000

Arizona — 1.7%

City of Phoenix

5.00%

07/01/19

5,000,000

5,321,900

Phoenix Civic Improvement Corp. (FGIC Insured)

5.50%

07/01/23 - 07/01/24

7,260,000

9,222,560

(m)

Salt River Project Agricultural Improvement & Power District

5.00%

12/01/21

10,000,000

11,668,900

University Medical Center Corp.

6.50%

07/01/39

1,000,000

1,179,670

(l)

27,393,030

California — 10.9%

Bay Area Toll Authority

5.00%

04/01/31

10,000,000

10,113,500

(l)

California Educational Facilities Authority

5.00%

10/01/32

5,255,000

6,907,014

5.25%

10/01/39

6,000,000

6,660,600

6.13%

10/01/36

1,500,000

1,792,365

California Health Facilities Financing Authority

5.50%

08/15/26

5,000,000

5,933,850

6.00%

07/01/39

5,000,000

5,730,200

6.50%

10/01/33

3,500,000

4,027,450

(l)

California State Department of Water Resources

5.00%

05/01/21 - 12/01/21

6,585,000

7,866,883

California State Public Works Board

5.00%

10/01/28

1,500,000

1,755,090

5.13%

10/01/31

2,000,000

2,341,780

5.25%

09/01/29

10,160,000

12,188,749

6.00%

04/01/26

8,475,000

9,706,926

Coast Community College District

5.00%

08/01/33

1,260,000

1,520,644

Coast Community College District (AGMC Insured)

5.00%

08/01/33

8,750,000

9,656,762

(l,m)

Kaweah Delta Health Care District

4.00%

06/01/45

2,500,000

2,499,925

Los Angeles Harbor Department

5.00%

08/01/26

8,000,000

9,002,240

Marin Healthcare District

4.00%

08/01/45

2,000,000

2,077,380

  Principal
Amount

  Fair
Value

Metropolitan Water District of Southern California

5.00%

07/01/35 - 07/01/40

$
9,000,000

$
9,831,290

San Diego Community College District

5.00%

08/01/41

10,000,000

11,253,300

State of California

5.00%

02/01/31 - 12/01/43

18,220,000

21,084,947

5.25%

04/01/35 - 11/01/40

12,750,000

14,934,972

State of California Department of Water Resources

5.00%

12/01/29

8,150,000

9,912,193

University of California

5.00%

05/15/38

4,000,000

4,636,160

University of California (AMBAC Insured)

5.00%

05/15/34

2,225,000

2,225,757

(m)

173,659,977

Colorado — 1.6%

Metro Wastewater Reclamation District

5.00%

04/01/27

1,730,000

2,037,248

Regional Transportation District

4.25%

11/01/36

3,405,000

3,967,915

5.00%

11/01/27 - 11/01/29

13,760,000

17,062,252

5.38%

06/01/31

2,500,000

2,814,500

25,881,915

Connecticut — 4.6%

Connecticut State Health & Educational Facility Authority

5.00%

07/01/40

6,775,000

7,414,221

Hartford County Metropolitan District

5.00%

11/01/42

9,000,000

10,423,170

South Central Connecticut Regional Water Authority

5.00%

08/01/27 - 08/01/28

3,295,000

3,871,366

State of Connecticut

5.00%

01/01/22 - 01/01/24

8,600,000

10,029,560

State of Connecticut Special Tax Revenue

5.00%

11/01/26 - 09/01/34

35,250,000

40,983,148

Town of Fairfield

5.00%

08/01/21

1,000,000

1,186,920

73,908,385

Delaware — 1.5%

County of New Castle

5.00%

07/15/33 - 07/15/39

10,000,000

11,018,600

(l)

Delaware State Health Facilities Authority

5.00%

10/01/40

6,300,000

7,008,057

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund

December 31, 2015

  Principal
Amount

  Fair
Value

Delaware Transportation Authority Rev.,

5.00%

06/01/45

$
4,000,000

$
4,594,560

State of Delaware

5.00%

07/01/28

1,000,000

1,154,590

23,775,807

District of Columbia — 1.6%

District of Columbia

5.00%

06/01/38

3,000,000

3,481,290

5.50%

04/01/36

15,000,000

16,525,650

District of Columbia Water & Sewer Authority

5.25%

10/01/29

5,000,000

5,577,800

(l)

25,584,740

Florida — 1.0%

Brevard County Health Facilities Authority

7.00%

04/01/39

1,000,000

1,184,580

(l)

City of Tampa Water & Wastewater System Revenue

5.00%

10/01/27

8,560,000

10,066,646

County of Miami-Dade Public Facilities Revenue

4.00%

06/01/34 - 06/01/36

4,970,000

5,097,589

16,348,815

Georgia — 7.4%

Athens-Clarke County Unified Government Development Authority

5.00%

06/15/31

6,050,000

6,564,855

Athens-Clarke County Unified Government Water & Sewerage Revenue

5.50%

01/01/38

7,000,000

7,908,950

(l)

Atlanta Development Authority

5.25%

07/01/40

8,925,000

10,427,613

City of Atlanta Department of Aviation

5.00%

01/01/25 - 01/01/34

20,500,000

23,713,195

City of Atlanta Water & Wastewater Revenue

5.25%

11/01/30

5,690,000

6,786,008

6.25%

11/01/39

10,000,000

11,891,900

(l)

City of Atlanta Water & Wastewater Revenue (AGMC Insured)

5.75%

11/01/27 - 11/01/30

9,500,000

12,704,475

(m)

DeKalb Newton & Gwinnett Counties Joint Development Authority

6.00%

07/01/34

8,500,000

9,673,255

  Principal
Amount

  Fair
Value

Fayette County School District (AGMC Insured)

4.80%

03/01/22

$

2,520,000

$

2,537,615

(l,m)

4.85%

03/01/23

2,290,000

2,306,190

(l,m)

Municipal Electric Authority of Georgia

5.00%

01/01/35

2,500,000

2,880,650

5.25%

01/01/19

2,490,000

2,781,803

State of Georgia

4.00%

07/01/32

3,350,000

3,670,159

4.50%

01/01/29

3,000,000

3,277,500

5.00%

08/01/22

4,460,000

4,760,247

(l)

5.00%

08/01/22 - 01/01/26

4,790,000

5,208,246

117,092,661

Hawaii — 1.9%

City & County of Honolulu

5.00%

04/01/33

10,000,000

11,229,600

(l)

State of Hawaii Airports System Revenue

5.25%

07/01/24

15,800,000

18,496,112

29,725,712

Idaho — 1.4%

Idaho Health Facilities Authority

6.75%

11/01/37

4,000,000

4,540,640

Idaho Housing & Finance Assoc. (NPFG Insured)

5.00%

07/15/22 - 07/15/24

17,625,000

18,050,644

(l,m)

22,591,284

Illinois — 3.2%

City of Chicago O’Hare International Airport Revenue

5.00%

01/01/46

1,000,000

1,109,910

5.63%

01/01/35

5,000,000

5,773,850

5.75%

01/01/39

11,500,000

13,364,840

Illinois State Toll Highway Authority

5.00%

12/01/32

10,050,000

11,826,840

(c)

5.00%

01/01/40

5,000,000

5,727,300

Metropolitan Pier & Exposition Authority (NPFG Insured)

5.40%

06/15/19

1,065,000

1,146,728

(l,m)

5.40%

06/15/19

2,935,000

3,114,123

(m)

5.65%

06/15/22

375,000

435,225

(j,k,m)

5.65%

06/15/22

3,930,000

4,306,887

(j,m)

Southwestern Illinois Development Authority (NPFG Insured)

5.00%

10/01/21

4,000,000

4,666,040

(m)

51,471,743

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund

December 31, 2015

  Principal
Amount

  Fair
Value

Indiana — 1.2%

Indiana Municipal Power Agency

5.00%

01/01/42

$

7,000,000

$

8,039,220

(c)

5.50%

01/01/27

2,500,000

2,780,875

Indianapolis Local Public Improvement Bond Bank

5.75%

01/01/38

7,000,000

7,848,120

18,668,215

Iowa — 0.8%

Iowa Finance Authority

5.00%

12/01/19

7,500,000

7,906,800

5.25%

12/01/25

5,000,000

5,433,850

13,340,650

Kentucky — 1.8%

Kentucky State Property & Building Commission (AGC Insured)

5.25%

02/01/27

10,665,000

11,826,312

(m)

Louisville & Jefferson County Metropolitan Sewer District

5.00%

05/15/30

14,340,000

16,603,569

28,429,881

Louisiana — 2.0%

City of New Orleans LA Sewerage Service Revenue

5.00%

06/01/44

7,100,000

7,891,153

5.00%

06/01/45

1,800,000

2,008,566

East Baton Rouge Sewerage Commission

5.00%

02/01/39

4,000,000

4,596,760

Louisiana Local Government Environmental Facilities & Community Development Authority

5.00%

02/01/44

5,165,000

5,739,968

State of Louisiana

5.00%

09/01/19

10,050,000

11,375,997

31,612,444

Maine — 0.3%

Maine Health & Higher Educational Facilities Authority

5.25%

07/01/21

315,000

369,545

(l)

5.25%

07/01/21

1,475,000

1,712,018

Maine Turnpike Authority

5.00%

07/01/42

1,000,000

1,139,200

6.00%

07/01/34

1,250,000

1,460,325

(l)

4,681,088

  Principal
Amount

  Fair
Value

Maryland — 3.2%

City of Baltimore

5.00%

07/01/38

$

9,375,000

$

10,712,062

County of Baltimore

5.00%

02/01/23

7,525,000

9,023,228

County of Prince George’s

5.00%

09/15/24 - 09/15/25

8,790,000

10,439,892

Maryland Economic Development Corp.

5.75%

06/01/35

3,000,000

3,282,060

Maryland Health & Higher Educational Facilities Authority

5.00%

07/01/34 - 08/15/41

3,300,000

3,608,522

State of Maryland

5.00%

11/01/18

4,000,000

4,443,680

Washington Suburban Sanitary Commission

4.50%

06/01/26

8,470,000

9,190,966

(l)

50,700,410

Massachusetts — 5.9%

Commonwealth of Massachusetts

5.00%

06/15/27

14,000,000

17,125,500

Massachusetts Bay Transportation Authority

5.00%

07/01/45

5,000,000

5,824,750

Massachusetts Department of Transportation

5.00%

01/01/37

11,130,000

12,357,973

Massachusetts Development Finance Agency

5.00%

10/01/46

4,250,000

4,893,153

Massachusetts Health & Educational Facilities Authority

5.00%

07/01/34

10,000,000

11,180,800

5.50%

11/15/36

4,000,000

4,505,920

5.75%

07/01/39

5,000,000

5,549,850

(l)

Massachusetts School Building Authority

5.00%

08/15/28

5,000,000

5,958,250

Massachusetts Water Resources Authority

5.00%

08/01/32 - 08/01/41

7,140,000

8,325,323

6.50%

07/15/19

8,160,000

8,902,723

(k)

University of Massachusetts Building Authority

5.00%

11/01/31

7,450,000

9,012,041

93,636,283

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund

December 31, 2015

  Principal
Amount

  Fair
Value

Michigan — 1.1%

Lansing Board of Water & Light

5.00%

07/01/37

$

3,500,000

$

3,923,080

State of Michigan (AGMC Insured)

5.25%

09/15/27

5,000,000

5,329,300

(m)

State of Michigan Trunk Line Revenue

5.50%

11/01/18

6,000,000

6,730,800

University of Michigan Revenue

5.00%

04/01/46

1,000,000

1,182,850

17,166,030

Missouri — 1.5%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District

5.00%

10/01/44

8,010,000

8,918,174

Metropolitan St. Louis Sewer District

5.00%

05/01/45

1,500,000

1,758,240

Missouri Highway & Transportation Commission

5.00%

05/01/21

4,610,000

5,330,451

Missouri Joint Municipal Electric Utility Commission

5.00%

01/01/34

1,950,000

2,217,716

5.75%

01/01/29

4,500,000

4,500,000

(l)

Missouri State Environmental Improvement & Energy Resources Authority

5.00%

01/01/24

525,000

526,418

23,250,999

Nebraska — 0.7%

Omaha Public Power District

4.00%

02/01/34 - 02/01/36

10,250,000

10,903,547

Nevada — 0.1%

City of Las Vegas (AGMC Insured)

5.55%

06/01/16

985,000

1,004,700

(m)

New Jersey — 5.7%

Cape May County Municipal Utilities Authority (AGMC Insured)

5.75%

01/01/16

3,500,000

3,500,000

(m)

New Jersey Economic Development Authority

5.50%

12/15/29

5,000,000

5,460,550

New Jersey Educational Facilities Authority

6.00%

12/01/17

10,000,000

10,728,700

(k)

  Principal
Amount

  Fair
Value

New Jersey Educational Facilities Authority (AGMC Insured)

4.00%

07/01/33

$

2,500,000

$

2,567,600

(m)

New Jersey Healthcare Facilities Financing Authority (AGMC Insured)

4.13%

07/01/38

1,000,000

1,018,490

(m)

New Jersey Higher Education Student Assistance Authority

5.63%

06/01/30

7,500,000

8,195,625

New Jersey State Economic Develpoment Authority

5.25%

06/15/40

4,000,000

4,163,000

New Jersey State Turnpike Authority

5.00%

01/01/33 - 01/01/45

21,000,000

24,003,650

5.25%

01/01/40

10,000,000

11,103,500

New Jersey State Turnpike Authority (AMBAC Insured)

6.50%

01/01/16

6,805,000

6,805,000

(k,m)

6.50%

01/01/16

5,135,000

5,135,000

(m)

New Jersey Transportation Trust Fund Authority

5.00%

06/15/45

2,250,000

2,348,010

5.25%

06/15/36

5,000,000

5,297,800

90,326,925

New Mexico — 1.4%

New Mexico Finance Authority

5.00%

06/15/18 - 06/15/23

9,200,000

10,334,920

5.00%

12/15/26

12,000,000

12,500,880

(l)

22,835,800

New York — 10.2%

Long Island Power Authority

6.00%

05/01/33

7,500,000

8,683,875

(l)

Metropolitan Transportation Authority

5.00%

11/15/29 - 11/15/45

14,920,000

17,269,786

Nassau County Sewer & Storm Water Finance Authority

5.00%

10/01/30

1,690,000

2,025,533

New York City Transitional Finance Authority Building Aid Revenue

5.50%

07/15/31

10,000,000

11,090,100

New York City Transitional Finance Authority Future Tax Secured Revenue

5.00%

11/01/21 - 02/01/41

30,220,000

35,013,029

New York City Water & Sewer System

5.00%

06/15/36

9,000,000

10,471,950

New York Convention Center Development Corp.

5.00%

11/15/40

5,000,000

5,778,500

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund

December 31, 2015

  Principal
Amount

  Fair
Value

New York Liberty Development Corp.

5.00%

11/15/44

$

5,000,000

$

5,584,650

5.13%

01/15/44

10,000,000

11,063,800

New York State Dormitory Authority

5.00%

03/15/36 - 10/01/45

15,000,000

18,571,700

5.50%

05/01/37

2,500,000

2,858,425

(l)

6.00%

07/01/40

2,000,000

2,321,480

New York State Thruway Authority

5.00%

05/01/19

6,000,000

6,727,200

New York State Urban Development Corp.

5.50%

01/01/19

9,000,000

10,154,430

Triborough Bridge & Tunnel Authority

5.00%

11/15/26

10,000,000

11,112,300

Westchester County Healthcare Corp.

6.13%

11/01/37

2,500,000

2,854,050

161,580,808

North Carolina — 1.3%

City of Charlotte

5.00%

06/01/23

4,320,000

4,985,755

City of Charlotte Water & Sewer System Revenue

5.00%

07/01/38

5,000,000

5,411,450

North Carolina Eastern Municipal Power Agency

5.00%

01/01/26

5,000,000

5,583,800

(l)

State of North Carolina

4.75%

05/01/30

4,130,000

4,628,574

20,609,579

Ohio — 4.1%

American Municipal Power Inc.

5.00%

02/15/38

295,000

312,296

5.00%

02/15/38

4,705,000

5,111,088

(l)

City of Cincinnati Water System Revenue

5.00%

12/01/36

2,500,000

2,873,500

City of Columbus

5.00%

07/01/26 - 08/15/30

18,055,000

21,907,495

City of Columbus Sewerage Revenue

4.50%

06/01/32

700,000

748,391

(l)

4.75%

06/01/31

5,000,000

5,369,200

(l)

Cuyahoga Community College District

5.00%

08/01/26

1,800,000

2,050,074

Northeast Ohio Regional Sewer District

5.00%

11/15/38

12,000,000

13,839,000

  Principal
Amount

  Fair
Value

Ohio Higher Educational Facility Commission

6.25%

05/01/38

$

5,000,000

$

5,733,900

(l)

Ohio State Turnpike Commission

5.25%

02/15/39

6,000,000

6,837,660

64,782,604

Oklahoma — 0.8%

Oklahoma Capital Improvement Authority

5.00%

07/01/28 - 07/01/29

5,000,000

5,933,760

Oklahoma Municipal Power Authority (FGIC Insured)

4.50%

01/01/47

2,000,000

2,014,000

(m)

Oklahoma Turnpike Authority

5.00%

01/01/28

3,500,000

4,057,165

12,004,925

Pennsylvania — 4.7%

City of Philadelphia Water & Wastewater Revenue

5.00%

01/01/36

8,000,000

8,856,880

Delaware County Authority

4.00%

08/01/40

1,200,000

1,262,376

Delaware River Port Authority

5.00%

01/01/29

5,000,000

5,840,700

Pennsylvania Economic Development Financing Authority

4.00%

03/15/40

4,000,000

4,093,520

Pennsylvania Higher Educational Facilities Authority

5.25%

08/15/25

1,750,000

2,059,417

Pennsylvania Turnpike Commission

5.00%

06/01/29 - 12/01/45

21,500,000

23,889,770

5.25%

06/01/39

9,500,000

10,346,925

6.00%

12/01/34

12,000,000

14,169,240

(j)

Philadelphia Authority for Industrial Development

5.00%

07/01/42

4,000,000

4,513,600

75,032,428

Puerto Rico — 0.1%

Puerto Rico Sales Tax Financing Corp.

5.50%

08/01/28

5,000,000

2,125,000

Rhode Island — 0.2%

Rhode Island Health & Educational Building Corp.

6.25%

09/15/34

1,300,000

1,463,735

6.50%

09/15/28

1,000,000

1,139,660

2,603,395

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund

December 31, 2015

  Principal
Amount

  Fair
Value

South Carolina — 1.6%

Piedmont Municipal Power Agency

5.00%

01/01/25

$

2,315,000

$

2,636,299

Piedmont Municipal Power Agency (AGC Insured)

5.75%

01/01/34

5,500,000

6,472,730

(m)

South Carolina State Public Service Authority

5.50%

01/01/38

1,190,000

1,346,402

(l)

5.50%

01/01/38

13,780,000

15,281,331

25,736,762

Tennessee — 1.8%

County of Shelby

5.00%

03/01/21

3,500,000

4,032,560

Metropolitan Government of Nashville & Davidson County

5.00%

05/15/25

10,000,000

10,590,100

(l)

State of Tennessee

5.00%

05/01/19

1,000,000

1,093,650

(l)

Tennessee State School Bond Authority

5.00%

11/01/37 - 11/01/40

11,150,000

13,133,866

28,850,176

Texas — 8.3%

City of Austin Water & Wastewater System Revenue

5.00%

11/15/42

13,595,000

15,367,652

City of Austin Water & Wastewater System Revenue (AMBAC Insured)

5.50%

11/15/16

5,450,000

5,684,023

(m)

City of Houston Utility System Revenue

5.00%

05/15/28 - 11/15/33

10,470,000

12,162,193

5.25%

11/15/30 - 11/15/31

12,000,000

13,941,720

Dallas/Fort Worth International Airport

5.25%

11/01/29

5,000,000

5,978,800

Harris County-Houston Sports Authority

5.00%

11/15/30

2,000,000

2,307,380

North Texas Tollway Authority

5.00%

09/01/31 - 01/01/38

5,500,000

6,270,650

5.75%

01/01/38 - 01/01/40

16,470,000

18,013,150

(l)

5.75%

01/01/40

5,005,000

5,378,823

6.00%

01/01/38

5,000,000

5,882,250

Tarrant Regional Water District

5.00%

03/01/29

14,000,000

16,898,000

Texas Transportation Commission State Highway Fund

5.00%

04/01/23

9,750,000

11,924,348

  Principal
Amount

  Fair
Value

The University of Texas System

5.00%

08/15/26

$

10,000,000

$

12,592,900

132,401,889

Utah – 1.8%

County of Utah Transportation Sales Tax Revenue (AGMC Insured)

4.00%

12/01/37 - 12/01/38

11,830,000

12,392,456

(m)

Utah State Board of Regents

5.00%

11/01/30

4,000,000

4,566,400

Utah Transit Authority

5.00%

06/15/42

10,000,000

11,225,700

28,184,556

Virginia – 0.5%

Virginia Resources Authority

5.25%

11/01/38

2,390,000

2,663,870

(l)

5.25%

11/01/38

2,610,000

2,862,439

Wise County Industrial Development Authority

1.88%

11/01/40

2,000,000

2,010,540

7,536,849

Total Municipal Bonds and Notes (Cost $1,446,747,853)

1,558,382,012

  Short-Term Investments –
2.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class

0.09%

$
39,963,873

(d,p)

(Cost $39,963,873)

Total Investments (Cost $1,486,711,726)

1,598,345,885

Liabilities in Excess of Other Assets, net — (0.6)%

(10,073,599
)

NET ASSETS — 100.0%

$
1,588,272,286

See Notes to Schedules of Investments and Notes to Financial Statements.

(Unaudited)

William M. Healey

Senior Vice President and Chief Investment Officer — Core Fixed Income Investments

Mark H. Johnson

Senior
Vice President and Chief Investment Officer — Insurance and Long Duration

The Elfun Income Fund is co-managed by William M. Healey and Mark H. Johnson. Messrs. Healey and Johnson are
each responsible for a portion of the Fund, the size of which is determined by consensus and adjusted on a periodic basis, if necessary. Although each portfolio manager manages his portion of the fund independent of the other, they are highly collaborative and communicative. See portfolio managers’ biographical information beginning on page 98.

Q.
How did the Elfun Income Fund perform compared to its benchmark for the twelve-month period ended December 31, 2015?

A.
For the twelve-month period ended December 31, 2015, the Elfun Income Fund returned 0.22%. The Barclays Capital U.S. Aggregate Bond Index, the Fund’s benchmark, returned 0.55% and the Fund’s
Morningstar peer group of 1,086 U.S. Intermediate-Term Funds returned an average of -0.27% over the same period.

Q.
What market factors affected the Fund’s performance?

A.
The two major factors which affected the Fund’s performance were the movement in interest rates and credit spreads. The 10-year US Treasury note finished the year at 2.3%, up just 10 bps but traded down to
1.65% in January, then moved to 2.5% by the end of June before drifting down by year end as inflation remained well below the Fed’s target of 2%. The 2-year treasury yield, basically unchanged for the first nine months of the year, jumped from
0.65% to 1.05% in the fourth quarter as expectations for a Fed Funds rate hike became reality in December. Economic growth in the US slowed from 3% in Q1 to 2% (Bloomberg estimate) in Q4 as the price of oil plummeted over 30% and the US dollar rose
9% versus a basket of major world currencies. As economic growth decelerated, credit spreads widened putting pressure on corporate bond prices. The option-adjusted spread (OAS) of the Barclays Investment Grade Bond Index widened 35 bps beginning in May and the OAS of Barclays US High Yield Index hurt primarily by the energy sector widened 180 bps.

Q.
What were the primary drivers of Fund performance?

A.
The primary driver of the Fund’s underperformance versus its benchmark was the allocation to high yield securities which are not in the index. The significant widening of credit spreads resulted in a negative return for the high yield market of -4.5% and while the Fund was not heavily exposed to energy companies, the allocation was the largest performance detractor. The overweight in high grade corporate bonds also negatively impacted the Fund’s total return. Security selection among the high grade credit sector, primarily underweight commodity-related sectors and overweight financials, and residential mortgage-backed securities contributed positively to the Fund’s performance. Tactically trading the Fund’s duration relative to the index, as treasury yields bounced within a range, also benefited the Fund.

Q.
Were there any significant changes to the Fund during the period?

A.
The most significant change to the Fund was a general increase in the allocation to spread sectors during the year. The allocation to high grade credit started the year slightly overweight and ended the year 10%
overweight by market value, which added roughly 0.3 years to the Fund’s spread duration. The allocation to commercial mortgage-backed securities was also increased from 3% to 10% overweight by market value and from 0.1 to 0.5 spread duration contribution. The Fund’s duration was tactically traded within neutral to 0.5 years long relative to the benchmark during the period.

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2015.

Actual Expenses

The first section of the table provides
information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical
Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2015 – December 31,
2015

Account value at the beginning of the period
($)

Account value at the end of the period
($)

Expenses paid during the period ($)*

Actual Fund Return

1,000.00

1,002.70

1.26

Hypothetical 5% Return (2.5% for the period)

1,000.00

1,023.95

1.28

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.25%** (for the period July 1, 2015 – December 31, 2015), multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

**

May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

(Unaudited)

Investment Profile

A mutual fund designed for
investors who seek a high level of income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.

Quality Ratings

(as a % of Fair Value of Investments of $302,338 (in thousands) on December 31, 2015) (a)(b)

Moody’s / S&P /Rating *

Percentage of Fair Value

Aaa / AAA

8.8%

Aa / AA

43.4%

A / A

9.9%

Baa / BBB

21.5%

Ba / BB and lower

10.7%

NR / Other

5.7%

Sector Allocation

Portfolio composition as a % of Fair Value of Investments of $302,338 (in thousands) on December 31, 2015 (a)(b)

Morningstar Performance Comparison

Based on average annual returns for periods ended December 31, 2015

One Year

Five Year

Ten Year

Number of funds in peer group

1,086

990

860

Peer group average annual total return

-0.27
%

3.17
%

3.98
%

Morningstar Category in peer group: U.S. Intermediate-Term Bond

Change in Value of a $10,000 Investment

Average Annual Total Return

For the periods ended December 31, 2015

(Inception date: 12/31/84)

One Year

Five Year

Ten Year

Ending value of a $10,000 investment

Elfun Income Fund

0.22%

3.71%

4.34%

$15,288

Barclays U.S. Aggregate Bond Index

0.55%

3.25%

4.51%

$15,552

(a)
Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.

(b)
The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Elfun Income Fund

December 31, 2015

Elfun Income Fund

Principal Amount

Fair Value

Bonds and Notes – 99.1%†

U.S. Treasuries — 15.9%

U.S. Treasury Bonds

2.50%

02/15/45

$
203,000

$
181,765

3.13%

11/15/41

6,057,000

6,244,725

U.S. Treasury Notes

0.63%

05/31/17

3,318,100

3,303,520

(h)

0.75%

12/31/17

2,500,000

2,483,313

(h)

0.88%

10/15/18

3,434,000

3,396,504

(h)

1.38%

10/31/20

13,847,700

13,606,459

(h)

1.88%

10/31/22

12,956,300

12,792,545

(h)

2.00%

08/15/25

4,189,900

4,085,085

(h)

46,093,916

Agency Mortgage Backed — 24.4%

Federal Home Loan Mortgage Corp.

4.50%

06/01/33 - 02/01/35

22,438

24,258

(h)

5.00%

07/01/35 - 06/01/41

1,299,629

1,449,139

(h)

5.50%

05/01/20 - 01/01/38

328,076

370,374

5.50%

04/01/39

67,597

74,653

(h)

6.00%

04/01/17 - 06/01/37

226,010

255,576

6.00%

04/01/29 - 11/01/37

562,991

639,346

(h)

6.50%

07/01/29

2,107

2,399

(h)

7.00%

10/01/16

326

328

7.00%

01/01/27 - 08/01/36

133,169

149,716

(h)

7.50%

11/01/29 - 09/01/33

8,351

8,901

(h)

8.00%

11/01/30

4,551

4,886

(h)

Federal National Mortgage Assoc.

2.22%

04/01/37

2,777

2,829

(i)

3.00%

02/01/43 - 06/01/43

12,921,839

12,963,097

(h)

3.50%

11/01/42 - 08/01/45

7,349,458

7,587,184

(h)

4.00%

05/01/19 - 06/01/19

54,917

57,247

4.00%

01/01/41 - 03/01/44

6,504,957

6,912,560

(h)

4.50%

05/01/18 - 08/01/20

96,232

100,002

4.50%

07/01/33 - 01/01/41

5,758,638

6,230,864

(h)

5.00%

07/01/20

33,234

35,342

5.00%

03/01/34 - 06/01/41

2,112,884

2,370,442

(h)

5.50%

06/01/20 - 11/01/35

288,733

308,919

5.50%

12/01/32 - 01/01/39

1,372,754

1,541,520

(h)

6.00%

05/01/19 - 09/01/21

36,579

38,414

6.00%

01/01/29 - 05/01/41

3,025,973

3,445,916

(h)

6.50%

07/01/17 - 05/01/21

22,630

23,540

6.50%

05/01/24 - 08/01/36

160,853

183,842

(h)

7.00%

10/01/16 - 08/01/17

6,298

6,447

7.00%

10/01/32 - 02/01/34

14,629

15,574

(h)

7.50%

12/01/26 - 12/01/33

77,577

88,331

(h)

8.00%

06/01/24 - 01/01/33

25,817

28,912

(h)

8.50%

04/01/30

4,120

5,205

(h)

9.00%

12/01/17 - 12/01/22

7,689

8,326

(h)

2.50%

TBA

3,774,641

3,796,741

(c)

Principal Amount

Fair Value

3.50%

TBA

$

2,503,500

$

2,582,100

(c)

4.00%

TBA

1,228,691

1,299,845

(c)

Government National Mortgage Assoc.

3.00%

04/20/43

1,457,211

1,482,174

3.00%

06/20/43

759,734

772,748

(h)

3.50%

05/20/43

2,811,831

2,938,294

(h)

4.00%

01/20/41 - 04/20/43

3,324,928

3,559,462

(h)

4.50%

08/15/33 - 09/15/34

198,959

216,066

4.50%

05/20/40 - 03/20/41

1,497,577

1,631,058

(h)

5.00%

08/15/33

83,580

92,947

6.00%

04/15/27 - 09/15/36

346,683

396,922

6.50%

04/15/19 - 09/15/36

138,302

157,896

7.00%

11/15/27 - 10/15/36

87,269

95,961

7.50%

03/15/23 - 11/15/31

34,242

35,738

8.00%

09/15/27 - 06/15/30

32,043

33,488

8.50%

10/15/17

3,851

3,965

9.00%

11/15/16 - 12/15/21

9,609

10,034

3.00%

TBA

2,031,275

2,058,078

(c)

4.00%

TBA

2,628,537

2,787,591

(c)

5.00%

TBA

1,167,000

1,278,327

(c)

5.50%

TBA

435,000

483,243

(c)

70,646,767

Agency Collateralized Mortgage Obligations — 0.3%

Collateralized Mortgage Obligation Trust

0.01%

11/01/18

1,492

1,483

(d,f)

Federal Home Loan Mortgage Corp.

0.08%

09/25/43

1,419,387

4,041

(g,i)

Federal Home Loan Mortgage Corp. REMIC

3.50%

11/15/24 - 11/15/30

1,041,769

84,295

(g)

5.00%

02/15/38

11,268

199

(g)

5.50%

06/15/33

75,161

15,722

(g)

6.27%

08/15/25

393,512

38,768

(g,i)

8.00%

04/15/20

777

804

Federal Home Loan Mortgage Corp. STRIPS

1.47%

08/01/27

1,410

1,282

(d,f)

5.62%

08/15/43

785,669

169,777

(g,i)

8.00%

02/01/23 - 07/01/24

5,182

1,089

(g)

Federal National Mortgage Assoc. REMIC

0.51%

12/25/22

3,222

3,117

(d,f)

1.22%

12/25/42

333,157

11,069

(g,i)

5.00%

02/25/40 - 09/25/40

526,128

57,438

(g)

5.58%

07/25/38

103,865

14,334

(g,i)

8.00%

05/25/22

7

113

(g)

Federal National Mortgage Assoc. STRIPS

1.87%

12/25/34

83,874

77,565

(d,f)

4.50%

08/25/35 - 01/25/36

179,599

32,234

(g)

5.00%

03/25/38 - 05/25/38

98,804

17,897

(g)

5.50%

12/25/33

24,406

4,770

(g)

6.00%

01/25/35

90,304

18,633

(g)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

7.50%

11/25/23

$

15,563

$

3,336

(g)

8.00%

08/25/23 - 07/25/24

10,472

2,223

(g)

8.50%

03/25/17 - 07/25/22

4,877

574

(g)

9.00%

05/25/22

2,665

467

(g)

Government National Mortgage Assoc.

4.50%

10/20/37 - 08/16/39

833,848

55,261

(g)

5.00%

10/20/37 - 09/20/38

429,307

25,385

(g)

5.85%

02/20/40

325,528

55,698

(g,i)

6.46%

01/16/40

544,008

100,527

(g,i)

798,101

Asset Backed — 0.3%

Capital One Multi-Asset Execution Trust 2006-B1

0.61%

01/15/19

500,000

499,691

(i)

Chase Funding Trust 2004-1

3.99%

11/25/33

274,709

280,537

(j)

780,228

Corporate Notes — 45.2%

21st Century Fox America Inc.

3.70%

10/15/25

104,000

103,812

(b)

4.95%

10/15/45

42,000

41,366

(b)

6.65%

11/15/37

248,000

288,191

ABB Finance USA Inc.

1.63%

05/08/17

392,000

392,279

AbbVie Inc.

1.75%

11/06/17

372,000

371,297

2.00%

11/06/18

423,000

421,223

2.50%

05/14/20

415,000

410,897

3.60%

05/14/25

167,000

164,839

4.70%

05/14/45

85,000

83,125

ACCO Brands Corp.

6.75%

04/30/20

426,000

438,780

ACE INA Holdings Inc.

2.30%

11/03/20

416,000

413,196

3.15%

03/15/25

292,000

288,756

3.35%

05/03/26

291,000

290,161

4.35%

11/03/45

87,000

88,413

Actavis Funding SCS

1.30%

06/15/17

489,000

484,371

3.00%

03/12/20

208,000

207,834

3.45%

03/15/22

292,000

292,466

3.80%

03/15/25

217,000

215,912

4.75%

03/15/45

41,000

39,969

Activision Blizzard Inc.

5.63%

09/15/21

428,000

448,330

(b)

Aetna Inc.

3.50%

11/15/24

260,000

259,730

Agrium Inc.

3.38%

03/15/25

104,000

94,940

4.90%

06/01/43

189,000

169,069

Alibaba Group Holding Ltd.

4.50%

11/28/34

205,000

196,136

Principal Amount

Fair Value

Altria Group Inc.

2.95%

05/02/23

$

210,000

$

204,386

4.50%

05/02/43

210,000

199,174

America Movil SAB de C.V.

3.13%

07/16/22

205,000

201,426

5.00%

03/30/20

317,000

344,015

American Axle & Manufacturing Inc.

6.25%

03/15/21

279,000

288,765

6.63%

10/15/22

84,000

87,990

American Campus Communities Operating Partnership LP

3.35%

10/01/20

167,000

166,805

4.13%

07/01/24

124,000

123,135

American Electric Power Company Inc.

2.95%

12/15/22

332,000

328,132

American Express Co.

3.63%

12/05/24

215,000

210,414

American Express Credit Corp.

2.60%

09/14/20

417,000

418,174

American International Group Inc.

3.75%

07/10/25

417,000

413,516

4.13%

02/15/24

125,000

128,465

4.50%

07/16/44

83,000

76,762

4.80%

07/10/45

208,000

201,125

American Tower Corp. (REIT)

3.40%

02/15/19

513,000

526,332

Amgen Inc.

2.20%

05/22/19

612,000

611,321

Amkor Technology Inc.

6.63%

06/01/21

429,000

425,783

Anadarko Petroleum Corp.

3.45%

07/15/24

83,000

73,772

6.20%

03/15/40

221,000

203,320

Anheuser-Busch InBev Worldwide Inc.

2.50%

07/15/22

515,000

495,719

Anthem Inc.

3.30%

01/15/23

211,000

205,149

Apache Corp.

5.10%

09/01/40

208,000

177,811

Apple Inc.

2.85%

05/06/21

634,000

649,572

3.45%

02/09/45

210,000

180,782

Aramark Services Inc.

5.75%

03/15/20

457,000

472,709

Ascension Health

4.85%

11/15/53

326,000

351,245

AstraZeneca PLC

2.38%

11/16/20

147,000

146,006

3.38%

11/16/25

209,000

207,507

4.38%

11/16/45

83,000

83,180

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

AT&T Inc.

2.38%

11/27/18

$

458,000

$

461,529

2.45%

06/30/20

418,000

411,815

3.40%

05/15/25

421,000

404,672

4.50%

05/15/35

208,000

192,391

4.75%

05/15/46

106,000

97,035

4.80%

06/15/44

163,000

149,330

AutoNation Inc.

4.50%

10/01/25

292,000

296,440

AutoZone Inc.

3.25%

04/15/25

217,000

209,989

Bank of America Corp.

1.70%

08/25/17

1,050,000

1,047,081

2.60%

01/15/19

147,000

147,499

3.88%

08/01/25

82,000

83,248

3.95%

04/21/25

251,000

244,439

4.00%

01/22/25

207,000

202,805

4.10%

07/24/23

218,000

225,500

4.25%

10/22/26

375,000

371,226

Barclays Bank PLC

2.25%

05/10/17

1,186,000

1,198,625

(b)

Barclays PLC

5.25%

08/17/45

205,000

206,493

Barrick Gold Corp.

4.10%

05/01/23

66,000

56,623

Baxalta Inc.

2.88%

06/23/20

417,000

411,996

(b)

4.00%

06/23/25

313,000

309,916

(b)

Bed Bath & Beyond Inc.

4.92%

08/01/34

61,000

54,392

Berkshire Hathaway Energy Co.

6.13%

04/01/36

330,000

384,587

Berkshire Hathaway Finance Corp.

3.00%

05/15/22

194,000

197,424

Berkshire Hathaway Inc.

4.50%

02/11/43

3,000

3,018

Berry Plastics Corp.

5.13%

07/15/23

260,000

252,850

6.00%

10/15/22

200,000

203,500

(b)

BHP Billiton Finance USA Ltd.

5.00%

09/30/43

115,000

104,211

Biogen Inc.

2.90%

09/15/20

207,000

206,546

4.05%

09/15/25

207,000

208,074

5.20%

09/15/45

82,000

82,023

Bombardier Inc.

4.75%

04/15/19

164,000

134,890

(b)

6.00%

10/15/22

164,000

114,964

(b)

7.75%

03/15/20

212,000

171,190

(b)

Boston Scientific Corp.

3.85%

05/15/25

210,000

206,663

BP Capital Markets PLC

1.38%

05/10/18

211,000

207,989

3.81%

02/10/24

200,000

199,961

Principal Amount

Fair Value

Branch Banking & Trust Co.

3.63%

09/16/25

$

430,000

$

434,258

Building Materials Corporation of America

5.38%

11/15/24

516,000

514,710

(b)

Burlington Northern Santa Fe LLC

3.65%

09/01/25

145,000

146,945

Calpine Corp.

5.75%

01/15/25

251,000

221,508

5.88%

01/15/24

565,000

579,125

(b)

Calumet Specialty Products Partners LP/Calumet Finance Corp.

6.50%

04/15/21

431,000

374,970

Canadian Pacific Railway Co.

2.90%

02/01/25

150,000

141,207

Capital One Financial Corp.

4.20%

10/29/25

416,000

410,952

Caterpillar Inc.

4.30%

05/15/44

133,000

128,342

Catholic Health Initiatives

2.60%

08/01/18

125,000

125,517

4.35%

11/01/42

130,000

121,575

CBS Corp.

3.70%

08/15/24

319,000

310,397

CCO Safari II LLC

3.58%

07/23/20

313,000

311,207

(b)

4.91%

07/23/25

313,000

312,692

(b)

6.38%

10/23/35

42,000

42,388

(b)

6.48%

10/23/45

83,000

83,029

(b)

Celgene Corp.

3.88%

08/15/25

417,000

415,675

5.00%

08/15/45

208,000

208,796

CenturyLink Inc.

5.80%

03/15/22

862,000

790,023

Cequel Capital Corp.

5.13%

12/15/21

484,000

435,600

(b)

Chevron Corp.

3.33%

11/17/25

292,000

294,105

Cigna Corp.

3.25%

04/15/25

417,000

409,530

Cinemark USA Inc.

4.88%

06/01/23

431,000

420,225

Citigroup Inc.

1.55%

08/14/17

917,000

913,293

1.75%

05/01/18

419,000

415,483

1.85%

11/24/17

200,000

199,715

2.05%

12/07/18

378,000

375,995

2.65%

10/26/20

207,000

205,497

4.40%

06/10/25

209,000

211,190

4.65%

07/30/45

333,000

336,805

CMS Energy Corp.

4.88%

03/01/44

209,000

211,934

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

CNA Financial Corp.

5.88%

08/15/20

$

326,000

$

361,387

CNOOC Nexen Finance 2014 ULC

4.25%

04/30/24

423,000

426,352

Cogeco Cable Inc.

4.88%

05/01/20

400,000

399,000

(b)

Colgate-Palmolive Co.

4.00%

08/15/45

208,000

208,461

Columbia Pipeline Group Inc.

3.30%

06/01/20

292,000

284,437

(b)

4.50%

06/01/25

209,000

189,434

(b)

Comcast Corp.

3.38%

08/15/25

709,000

718,198

4.20%

08/15/34

206,000

204,030

4.60%

08/15/45

210,000

212,609

ConocoPhillips Co.

3.35%

11/15/24

416,000

380,625

Continental Resources Inc.

3.80%

06/01/24

91,000

64,127

4.50%

04/15/23

82,000

58,948

4.90%

06/01/44

47,000

28,349

Corp Andina de Fomento

4.38%

06/15/22

604,000

643,018

Credit Suisse AG

1.70%

04/27/18

411,000

408,075

2.60%

05/27/16

405,000

407,167

(b)

Credit Suisse Group Funding Guernsey Ltd.

3.75%

03/26/25

252,000

243,456

(b)

Crown Americas LLC/Crown Americas Capital Corp. IV

4.50%

01/15/23

511,000

499,503

CSX Corp.

4.50%

08/01/54

124,000

112,474

CubeSmart LP

4.00%

11/15/25

116,000

115,177

CVS Health Corp.

2.25%

08/12/19

618,000

617,417

3.88%

07/20/25

417,000

425,651

5.13%

07/20/45

312,000

328,671

Daimler Finance North America LLC

2.38%

08/01/18

628,000

628,956

(b)

Danaher Corp.

2.40%

09/15/20

207,000

207,016

3.35%

09/15/25

207,000

210,263

4.38%

09/15/45

112,000

115,688

Denbury Resources Inc.

5.50%

05/01/22

431,000

143,083

6.38%

08/15/21

276,000

99,360

Deutsche Bank AG

4.50%

04/01/25

423,000

389,169

Devon Energy Corp.

5.85%

12/15/25

171,000

166,320

Principal Amount

Fair Value

Dexia Credit Local S.A.

2.25%

01/30/19

$

843,000

$

848,487

(b)

Diageo Investment Corp.

2.88%

05/11/22

506,000

501,626

DigitalGlobe Inc.

5.25%

02/01/21

427,000

358,680

(b)

DIRECTV Holdings LLC/DIRECTV Financing Company Inc.

4.45%

04/01/24

319,000

327,669

Discover Bank

3.10%

06/04/20

291,000

291,797

Dollar General Corp.

1.88%

04/15/18

410,000

406,056

4.13%

07/15/17

412,000

423,095

4.15%

11/01/25

208,000

206,767

Dollar Tree Inc.

5.75%

03/01/23

517,000

538,973

(b)

Dominion Resources Inc.

1.95%

08/15/16

783,000

784,967

Dr Pepper Snapple Group Inc.

3.40%

11/15/25

416,000

408,683

Duke Energy Progress LLC

4.15%

12/01/44

125,000

122,079

Eastman Chemical Co.

3.60%

08/15/22

416,000

414,195

Ecopetrol S.A.

5.88%

05/28/45

104,000

73,840

Electricite de France S.A.

2.15%

01/22/19

838,000

834,106

(b)

Eli Lilly & Co.

3.70%

03/01/45

41,000

38,348

EMD Finance LLC

3.25%

03/19/25

208,000

197,233

(b)

Energizer Holdings Inc.

5.50%

06/15/25

433,000

407,020

(b)

Energy Transfer Equity LP

5.88%

01/15/24

844,000

687,860

Energy Transfer Partners LP

4.05%

03/15/25

83,000

68,202

5.15%

03/15/45

146,000

103,206

6.50%

02/01/42

344,000

279,793

Ensco PLC

4.50%

10/01/24

209,000

143,932

5.20%

03/15/25

125,000

89,001

5.75%

10/01/44

86,000

56,659

Enterprise Products Operating LLC

3.70%

02/15/26

415,000

372,565

Equinix Inc.

5.88%

01/15/26

85,000

87,550

ERP Operating LP

4.50%

07/01/44

83,000

83,291

European Investment Bank

4.88%

01/17/17

850,000

883,759

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

FedEx Corp.

3.20%

02/01/25

$

130,000

$

126,547

4.10%

02/01/45

2,000

1,781

Fiat Chrysler Automobiles N.V.

4.50%

04/15/20

265,000

268,313

5.25%

04/15/23

200,000

196,500

Five Corners Funding Trust

4.42%

11/15/23

457,000

477,152

(b)

Florida Power & Light Co.

4.13%

02/01/42

222,000

220,942

Ford Motor Credit Company LLC

3.20%

01/15/21

439,000

436,064

3.22%

01/09/22

440,000

430,797

5.88%

08/02/21

318,000

354,627

Fresenius Medical Care US Finance Inc.

5.75%

02/15/21

344,000

368,080

(b)

Frontier Communications Corp.

7.13%

03/15/19

526,000

525,947

11.00%

09/15/25

393,000

389,070

(b)

General Motors Co.

5.20%

04/01/45

42,000

39,540

General Motors Financial Company Inc.

3.15%

01/15/20

292,000

289,404

3.20%

07/13/20

834,000

821,157

4.30%

07/13/25

417,000

404,634

Georgia-Pacific LLC

3.60%

03/01/25

625,000

618,069

(b)

Gilead Sciences Inc.

2.55%

09/01/20

210,000

210,019

3.65%

03/01/26

235,000

237,088

4.80%

04/01/44

94,000

94,296

Grupo Televisa SAB

5.00%

05/13/45

204,000

175,272

Halliburton Co.

2.70%

11/15/20

208,000

205,682

3.80%

11/15/25

210,000

204,612

5.00%

11/15/45

125,000

123,479

HCA Inc.

4.75%

05/01/23

693,000

686,070

6.50%

02/15/20

392,000

427,084

HSBC Holdings PLC

4.25%

08/18/25

201,000

199,507

HSBC USA Inc.

2.75%

08/07/20

624,000

624,329

Hyundai Capital America

2.13%

10/02/17

189,000

187,876

(b)

Illinois Tool Works Inc.

3.50%

03/01/24

418,000

429,747

ING Bank N.V.

2.70%

08/17/20

200,000

200,976

(b)

Principal Amount

Fair Value

Ingersoll-Rand Luxembourg Finance S.A.

3.55%

11/01/24

$

291,000

$

284,911

Ingles Markets Inc.

5.75%

06/15/23

551,000

549,623

Intel Corp.

2.45%

07/29/20

208,000

210,469

Intelsat Jackson Holdings S.A.

5.50%

08/01/23

417,000

327,345

International Business Machines Corp.

3.63%

02/12/24

426,000

438,748

Interstate Power & Light Co.

3.40%

08/15/25

415,000

417,500

Intesa Sanpaolo S.p.A.

5.02%

06/26/24

126,000

124,028

(b)

Invesco Finance PLC

3.13%

11/30/22

573,000

565,277

JB Poindexter & Company Inc.

9.00%

04/01/22

120,000

125,400

(b)

JBS USA LLC/JBS USA Finance Inc.

5.75%

06/15/25

345,000

300,150

(b)

5.88%

07/15/24

232,000

209,960

(b)

Jefferies Group LLC

5.13%

01/20/23

168,000

166,693

6.50%

01/20/43

140,000

129,434

Johnson Controls Inc.

4.63%

07/02/44

204,000

172,888

JPMorgan Chase & Co.

2.55%

10/29/20

207,000

205,157

3.88%

09/10/24

617,000

614,070

5.00%

12/29/49

299,000

284,050

(i)

6.10%

10/29/49

500,000

502,550

(i)

KB Home

7.00%

12/15/21

506,000

499,043

Keysight Technologies Inc.

4.55%

10/30/24

415,000

398,993

KFW

2.00%

10/04/22

929,000

914,017

4.50%

07/16/18

238,000

255,855

Kinder Morgan Energy Partners LP

3.50%

09/01/23

137,000

113,653

4.30%

05/01/24

214,000

184,015

Kinder Morgan Inc.

3.05%

12/01/19

83,000

76,845

4.30%

06/01/25

166,000

143,500

5.55%

06/01/45

125,000

97,614

Kinross Gold Corp.

6.88%

09/01/41

30,000

16,438

Kraft Heinz Foods Co.

2.80%

07/02/20

626,000

624,533

(b)

3.95%

07/15/25

543,000

548,257

(b)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

L Brands Inc.

5.63%

02/15/22

$

443,000

$

470,688

L-3 Communications Corp.

1.50%

05/28/17

286,000

282,452

Lee Enterprises Inc.

9.50%

03/15/22

347,000

319,240

(b)

Lennar Corp.

4.50%

11/15/19

516,000

524,708

4.75%

05/30/25

174,000

170,085

Levi Strauss & Co.

5.00%

05/01/25

259,000

257,705

Lockheed Martin Corp.

2.50%

11/23/20

292,000

290,972

3.55%

01/15/26

417,000

419,141

4.70%

05/15/46

94,000

96,728

Lowe’s Companies Inc.

4.38%

09/15/45

165,000

169,596

LyondellBasell Industries N.V.

4.63%

02/26/55

83,000

67,309

Macquarie Bank Ltd.

4.88%

06/10/25

423,000

417,714

(b)

Marathon Petroleum Corp.

3.63%

09/15/24

415,000

386,922

Marsh & McLennan Companies Inc.

3.50%

03/10/25

288,000

283,693

3.75%

03/14/26

290,000

290,018

Mattel Inc.

2.35%

05/06/19

633,000

627,730

McDonald’s Corp.

2.75%

12/09/20

113,000

112,944

3.70%

01/30/26

265,000

264,848

4.88%

12/09/45

87,000

87,469

Mead Johnson Nutrition Co.

3.00%

11/15/20

291,000

291,043

4.13%

11/15/25

291,000

293,339

Medtronic Inc.

2.50%

03/15/20

125,000

125,920

3.50%

03/15/25

500,000

505,920

4.63%

03/15/45

210,000

216,516

Memorial Sloan-Kettering Cancer Center

4.13%

07/01/52

165,000

153,916

Merck & Company Inc.

2.75%

02/10/25

215,000

209,324

MetLife Inc.

3.60%

11/13/25

208,000

209,602

4.05%

03/01/45

104,000

96,355

4.72%

12/15/44

128,000

130,720

MGM Resorts International

5.25%

03/31/20

258,000

255,420

6.63%

12/15/21

431,000

441,236

Microsoft Corp.

4.00%

02/12/55

217,000

194,776

Principal Amount

Fair Value

Mid-America Apartments LP

4.00%

11/15/25

$

209,000

$

207,639

Mizuho Bank Ltd.

2.45%

04/16/19

508,000

508,372

(b)

Monsanto Co.

4.70%

07/15/64

120,000

91,115

Morgan Stanley

2.65%

01/27/20

210,000

209,502

3.70%

10/23/24

416,000

418,038

3.95%

04/23/27

417,000

404,905

4.10%

05/22/23

680,000

687,434

4.88%

11/01/22

116,000

123,181

5.00%

11/24/25

161,000

171,009

Motorola Solutions Inc.

4.00%

09/01/24

141,000

122,376

National Agricultural Cooperative Federation

4.25%

01/28/16

231,000

231,379

(b)

National Retail Properties Inc.

4.00%

11/15/25

208,000

204,362

NCL Corporation Ltd.

4.63%

11/15/20

217,000

212,491

(b)

Newfield Exploration Co.

5.63%

07/01/24

445,000

379,363

5.75%

01/30/22

451,000

399,135

Newmont Mining Corp.

4.88%

03/15/42

158,000

112,874

Nexen Energy ULC

6.40%

05/15/37

223,000

249,405

NIKE Inc.

3.88%

11/01/45

208,000

200,571

Noble Energy Inc.

3.90%

11/15/24

249,000

221,743

Northern States Power Co.

2.20%

08/15/20

417,000

414,186

Northrop Grumman Corp.

3.85%

04/15/45

49,000

44,057

Novartis Capital Corp.

3.00%

11/20/25

552,000

544,158

4.00%

11/20/45

276,000

270,077

NRG Energy Inc.

6.25%

07/15/22

257,000

222,948

Occidental Petroleum Corp.

3.50%

06/15/25

417,000

407,525

Omnicom Group Inc.

3.63%

05/01/22

170,000

171,664

Oracle Corp.

2.25%

10/08/19

818,000

826,833

2.95%

05/15/25

215,000

209,916

4.13%

05/15/45

85,000

80,448

Owens & Minor Inc.

3.88%

09/15/21

415,000

413,384

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

Pacific Gas & Electric Co.

3.40%

08/15/24

$

617,000

$

619,560

PacifiCorp

6.25%

10/15/37

8,000

9,895

Penn National Gaming Inc.

5.88%

11/01/21

261,000

253,170

People’s United Bank NA

4.00%

07/15/24

478,000

472,708

PepsiCo Inc.

3.10%

07/17/22

105,000

107,686

4.25%

10/22/44

123,000

122,045

4.60%

07/17/45

125,000

132,170

Petrobras Global Finance BV

3.88%

01/27/16

159,000

158,364

Petroleos Mexicanos

3.50%

01/30/23

197,000

171,883

Pfizer Inc.

4.40%

05/15/44

131,000

133,028

Philip Morris International Inc.

4.13%

03/04/43

209,000

197,584

Phillips 66 Partners LP

2.65%

02/15/20

125,000

117,981

3.61%

02/15/25

208,000

182,648

Pitney Bowes Inc.

4.63%

03/15/24

358,000

350,876

Plains All American Pipeline LP/PAA Finance Corp.

4.65%

10/15/25

125,000

109,180

PNC Bank NA

2.40%

10/18/19

440,000

441,731

Precision Castparts Corp.

4.38%

06/15/45

125,000

125,252

Principal Financial Group Inc.

4.70%

05/15/55

415,000

412,510

(i)

Prologis LP

3.75%

11/01/25

208,000

206,328

Prudential Financial Inc.

5.38%

05/15/45

209,000

208,739

(i)

5.63%

06/15/43

257,000

262,783

(i)

Public Service Electric & Gas Co.

2.38%

05/15/23

632,000

605,486

QUALCOMM Inc.

2.25%

05/20/20

166,000

164,460

3.45%

05/20/25

148,000

141,979

4.80%

05/20/45

149,000

132,448

Quest Diagnostics Inc.

4.70%

03/30/45

125,000

112,563

Regency Energy Partners LP/Regency Energy Finance Corp.

4.50%

11/01/23

292,000

252,740

Revlon Consumer Products Corp.

5.75%

02/15/21

1,308,000

1,265,490

Principal Amount

Fair Value

Reynolds American Inc.

4.45%

06/12/25

$

126,000

$

131,849

Rio Tinto Finance USA Ltd.

3.75%

06/15/25

104,000

94,480

Roche Holdings Inc.

3.35%

09/30/24

245,000

250,879

(b)

Rogers Communications Inc.

5.00%

03/15/44

132,000

132,799

Rowan Companies Inc.

5.85%

01/15/44

84,000

50,686

Royal Bank of Canada

1.20%

09/19/17

663,000

659,903

Ryder System Inc.

2.45%

09/03/19

507,000

499,638

Santander Bank NA

2.00%

01/12/18

508,000

504,310

Santander UK Group Holdings PLC

4.75%

09/15/25

200,000

197,361

(b)

Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)

6.25%

11/15/19

225,000

235,125

(b,n)

Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)

6.88%

08/15/18

240,000

247,200

(b,n)

Schlumberger Holdings Corp.

3.00%

12/21/20

567,000

559,759

(b)

4.00%

12/21/25

378,000

373,203

(b)

Sealed Air Corp.

4.88%

12/01/22

258,000

258,645

(b)

5.13%

12/01/24

258,000

258,000

(b)

Shell International Finance BV

2.25%

11/10/20

417,000

410,745

3.40%

08/12/23

642,000

638,350

Sinclair Television Group Inc.

5.38%

04/01/21

452,000

453,130

Sinopec Capital 2013 Ltd.

3.13%

04/24/23

336,000

320,305

(b)

Southern California Edison Co.

2.40%

02/01/22

165,000

161,809

Spectra Energy Partners LP

4.75%

03/15/24

205,000

198,672

Sprint Corp.

7.25%

09/15/21

235,000

175,075

7.63%

02/15/25

472,000

344,560

State Street Corp.

3.55%

08/18/25

415,000

428,114

(e)

Statoil ASA

3.70%

03/01/24

190,000

192,597

3.95%

05/15/43

104,000

93,941

Sunoco LP/Sunoco Finance Corp.

5.50%

08/01/20

173,000

163,918

(b)

SUPERVALU Inc.

6.75%

06/01/21

433,000

391,865

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

T-Mobile USA Inc.

6.25%

04/01/21

$

69,000

$

71,243

6.50%

01/15/26

130,000

131,234

6.63%

04/01/23

431,000

439,620

Tampa Electric Co.

4.35%

05/15/44

204,000

199,845

Target Corp.

3.50%

07/01/24

60,000

62,282

TD Ameritrade Holding Corp.

2.95%

04/01/22

207,000

205,179

Teachers Insurance & Annuity Association of America

4.90%

09/15/44

415,000

419,172

(b)

Teck Resources Ltd.

2.50%

02/01/18

122,000

92,720

3.15%

01/15/17

174,000

156,600

Telecom Italia S.p.A.

5.30%

05/30/24

850,000

839,375

(b)

Tenet Healthcare Corp.

4.75%

06/01/20

158,000

158,790

6.00%

10/01/20

416,000

437,840

The Allstate Corp.

5.75%

08/15/53

235,000

241,580

(i)

The Bank of Tokyo-Mitsubishi UFJ Ltd.

2.30%

03/10/19

600,000

597,615

(b)

The Boeing Co.

1.65%

10/30/20

208,000

203,630

2.60%

10/30/25

208,000

201,363

2.85%

10/30/24

291,000

288,256

The Coca-Cola Co.

2.88%

10/27/25

416,000

410,188

The Dow Chemical Co.

4.25%

10/01/34

213,000

192,197

The Goldman Sachs Group Inc.

2.38%

01/22/18

501,000

505,362

2.60%

04/23/20

415,000

414,058

2.63%

01/31/19

207,000

208,509

2.90%

07/19/18

179,000

182,501

3.75%

05/22/25

356,000

358,517

4.00%

03/03/24

208,000

213,597

4.25%

10/21/25

69,000

68,515

4.80%

07/08/44

452,000

448,968

5.15%

05/22/45

209,000

202,878

The Home Depot Inc.

3.35%

09/15/25

292,000

298,563

The Korea Development Bank

3.25%

03/09/16

380,000

381,502

3.38%

09/16/25

205,000

208,724

4.00%

09/09/16

220,000

224,093

The Kroger Co.

2.95%

11/01/21

291,000

288,179

The Progressive Corp.

3.70%

01/26/45

168,000

152,043

Principal Amount

Fair Value

The Toronto-Dominion Bank

2.50%

12/14/20

$

378,000

$

377,831

The Williams Companies Inc.

8.75%

03/15/32

82,000

61,814

TIAA Asset Management Finance Company LLC

4.13%

11/01/24

208,000

208,820

(b)

Time Inc.

5.75%

04/15/22

433,000

396,195

(b)

Time Warner Cable Inc.

4.50%

09/15/42

42,000

32,959

6.55%

05/01/37

123,000

124,407

Time Warner Inc.

3.60%

07/15/25

229,000

223,027

3.88%

01/15/26

382,000

378,861

5.35%

12/15/43

359,000

358,175

Tyco Electronics Group S.A.

2.35%

08/01/19

413,000

411,650

Tyco International Finance S.A.

5.13%

09/14/45

125,000

129,690

Tyson Foods Inc.

2.65%

08/15/19

206,000

206,166

3.95%

08/15/24

137,000

140,671

5.15%

08/15/44

137,000

143,069

U.S. Bancorp

3.44%

02/01/16

645,000

645,824

5.13%

12/29/49

417,000

418,960

(i)

UBS Group Funding Jersey Ltd.

2.95%

09/24/20

200,000

198,154

(b)

4.13%

09/24/25

250,000

249,897

(b)

Ultra Petroleum Corp.

6.13%

10/01/24

428,000

97,370

(b)

United Rentals North America Inc.

6.13%

06/15/23

340,000

347,650

UnitedHealth Group Inc.

2.70%

07/15/20

501,000

506,445

4.75%

07/15/45

332,000

349,369

US Bank NA

2.80%

01/27/25

310,000

301,849

Valeant Pharmaceuticals International Inc.

6.13%

04/15/25

345,000

307,913

(b)

6.38%

10/15/20

229,000

220,985

(b)

Ventas Realty LP

4.13%

01/15/26

169,000

168,463

Verizon Communications Inc.

1.35%

06/09/17

1,018,000

1,015,102

3.50%

11/01/24

207,000

204,555

4.15%

03/15/24

415,000

426,745

4.40%

11/01/34

208,000

191,907

4.67%

03/15/55

146,000

126,650

4.86%

08/21/46

208,000

196,782

5.05%

03/15/34

128,000

127,455

5.15%

09/15/23

229,000

251,772

6.55%

09/15/43

141,000

167,392

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

Virgin Media Finance PLC

5.75%

01/15/25

$

435,000

$

418,688

(b)

Visa Inc.

2.80%

12/14/22

265,000

265,476

3.15%

12/14/25

265,000

265,560

4.30%

12/14/45

124,000

125,685

Volkswagen Group of America Finance LLC

0.81%

11/20/17

206,000

197,949

(b,i)

2.13%

05/23/19

152,000

144,246

(b)

2.45%

11/20/19

205,000

196,574

(b)

W.R. Grace & Co.

5.13%

10/01/21

160,000

161,600

(b)

5.63%

10/01/24

428,000

432,280

(b)

Wal-Mart Stores Inc.

4.30%

04/22/44

179,000

182,508

Wells Fargo & Co.

2.55%

12/07/20

378,000

376,104

3.00%

02/19/25

208,000

202,332

3.90%

05/01/45

208,000

191,778

4.10%

06/03/26

266,000

268,526

4.30%

07/22/27

167,000

170,615

5.88%

12/29/49

290,000

305,225

(i)

5.90%

12/29/49

273,000

275,389

(i)

Williams Partners LP

5.40%

03/04/44

42,000

28,138

Windstream Services LLC

6.38%

08/01/23

400,000

288,000

WMG Acquisition Corp.

6.00%

01/15/21

90,000

90,450

(b)

WPP Finance 2010

3.75%

09/19/24

415,000

413,074

WPX Energy Inc.

5.25%

01/15/17

399,000

373,065

XLIT Ltd.

5.25%

12/15/43

175,000

180,975

Zimmer Biomet Holdings Inc.

3.55%

04/01/25

208,000

202,228

131,080,864

Non-Agency Collateralized Mortgage Obligations — 11.2%

American Tower Trust I (REIT)

1.55%

03/15/43

627,000

612,356

(b)

Banc of America Commercial Mortgage Trust 2006-4

5.68%

07/10/46

190,000

193,959

Banc of America Commercial Mortgage Trust 2007-1

5.48%

01/15/49

880,000

901,099

(i)

Banc of America Commercial Mortgage Trust 2007-4

5.74%

02/10/51

27,484

28,594

(i)

Banc of America Commercial Mortgage Trust 2008-1

6.22%

02/10/51

142,209

150,600

(i)

Principal Amount

Fair Value

Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1

5.34%

11/10/42

$

96,019

$

95,912

(i)

Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M

4.18%

08/15/46

165,040

170,505

(b,i)

Bear Stearns Commercial Mortgage Securities Trust 2006-T22

5.62%

04/12/38

210,000

211,416

(i)

Bear Stearns Commercial Mortgage Securities Trust 2007-PW18

6.09%

06/11/50

430,000

456,312

(i)

Citigroup Commercial Mortgage Trust 2014-GC23

4.51%

07/10/47

834,000

695,573

(b,i)

Citigroup Commercial Mortgage Trust 2015-GC33

3.17%

09/10/58

200,411

140,055

Citigroup Commercial Mortgage Trust 2015-P1

3.72%

09/15/48

825,222

840,949

COMM 2013-CR12 Mortgage Trust

5.08%

10/10/46

100,000

93,926

(b,i)

COMM 2013-LC13 Mortgage Trust

4.56%

08/10/46

170,000

182,649

(b,i)

COMM 2014-CR14 Mortgage Trust

4.53%

02/10/47

240,000

257,488

(i)

COMM 2014-CR19 Mortgage Trust

4.72%

08/10/47

195,777

169,351

(b,i)

COMM 2014-CR20 Mortgage Trust

4.51%

11/10/47

204,175

198,437

(i)

COMM 2014-CR21 Mortgage Trust

3.99%

12/10/47

403,396

415,223

COMM 2015-CR23 Mortgage Trust

4.26%

05/10/48

197,046

181,555

(i)

COMM 2015-CR24 Mortgage Trust

3.46%

08/10/55

401,080

297,300

3.70%

08/10/55

400,511

407,044

4.37%

08/10/55

360,571

343,292

(i)

COMM 2015-LC19 Mortgage Trust

2.87%

02/10/48

312,000

232,156

(b)

COMM 2015-PC1 Mortgage Trust

4.44%

07/10/50

196,196

195,324

(i)

Core Industrial Trust 2015-CALW

3.25%

02/10/34

395,784

393,409

(b)

Credit Suisse Commercial Mortgage Trust 2006-C1

5.46%

02/15/39

512,183

511,735

(i)

CSAIL 2015-C2 Commercial Mortgage Trust

4.21%

06/15/57

135,000

104,427

(i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

CSAIL 2015-C3 Commercial Mortgage Trust

3.36%

08/15/48

$

240,335

$

173,737

(i)

4.11%

08/15/48

320,447

313,887

(i)

GS Mortgage Securities Corp. II 2012-GCJ9

2.33%

11/10/45

951,262

91,595

(g,i)

GS Mortgage Securities Corp. Trust 2012-ALOH

3.55%

04/10/34

210,000

215,849

(b)

GS Mortgage Securities Trust 2011-GC5

3.00%

08/10/44

404,023

406,043

5.31%

08/10/44

190,000

209,329

(b,i)

GS Mortgage Securities Trust 2014-GC20

4.26%

04/10/47

215,000

224,668

GS Mortgage Securities Trust 2014-NEW

3.79%

01/10/31

420,000

419,259

(b)

GS Mortgage Securities Trust 2015-GC28

1.17%

02/10/48

2,736,928

187,625

(g,i)

GS Mortgage Securities Trust 2015-GC32

3.35%

07/10/48

220,408

160,537

4.41%

07/10/48

103,472

99,596

(i)

GS Mortgage Securities Trust 2015-GC34

2.98%

10/10/48

460,912

320,034

GS Mortgage Securities Trust 2015-GS1

3.27%

11/10/48

556,028

402,367

Impac CMB Trust Series 2004-5

1.14%

10/25/34

137,563

129,630

(i)

JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9

1.87%

12/15/47

1,233,892

94,164

(g,i)

JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8

5.44%

05/15/45

270,000

274,702

JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18

5.44%

06/12/47

640,106

655,450

JPMBB Commercial Mortgage Securities Trust 2013-C12

4.03%

07/15/45

125,000

129,905

(i)

JPMBB Commercial Mortgage Securities Trust 2013-C15

5.08%

11/15/45

170,000

176,758

(i)

JPMBB Commercial Mortgage Securities Trust 2013-C17

4.89%

01/15/47

310,000

312,765

(i)

Principal Amount

Fair Value

JPMBB Commercial Mortgage Securities Trust 2014-C18

4.81%

02/15/47

$

125,901

$

109,239

(b,i)

4.81%

02/15/47

210,000

209,585

(i)

JPMBB Commercial Mortgage Securities Trust 2015-C29

3.70%

05/15/48

394,870

294,746

(i)

JPMBB Commercial Mortgage Securities Trust 2015-C30

4.31%

07/15/48

400,742

356,768

(i)

JPMBB Commercial Mortgage Securities Trust 2015-C31

3.80%

08/15/48

600,916

614,444

LB-UBS Commercial Mortgage Trust 2004-C8

0.47%

12/15/39

172,925

894

(b,g,i)

LB-UBS Commercial Mortgage Trust 2006-C4

5.82%

06/15/38

156,871

158,245

(i)

LB-UBS Commercial Mortgage Trust 2007-C6

6.11%

07/15/40

243,078

253,850

(i)

6.11%

07/15/40

520,000

543,085

(b)

MASTR Alternative Loan Trust 2003-5

5.00%

08/25/18

30,121

1,254

(g)

ML-CFC Commercial Mortgage Trust 2006-3

5.46%

07/12/46

570,000

579,336

(i)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10

4.08%

07/15/46

388,000

377,316

(i)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9

4.16%

05/15/46

152,326

137,884

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14

4.83%

02/15/47

219,667

203,971

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15

4.90%

04/15/47

585,125

530,700

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18

3.39%

10/15/47

843,762

650,430

(b)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19

3.25%

12/15/47

242,461

180,506

(b)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20

1.42%

02/15/48

3,137,524

270,901

(g,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21

0.99%

03/15/48

3,743,993

241,422

(g,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22

3.88%

04/15/48

355,828

347,547

(i)

4.24%

04/15/48

990,221

803,823

(b,i)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23

4.14%

07/15/50

$

1,039,616

$

841,096

(b,i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24

3.73%

05/15/48

777,954

793,225

4.35%

05/15/48

801,268

793,893

(i)

Morgan Stanley Capital I Trust 2005-T17

4.84%

12/13/41

65,448

65,685

(i)

Morgan Stanley Capital I Trust 2006-IQ11

5.78%

10/15/42

250,000

249,820

(i)

Morgan Stanley Capital I Trust 2006-T21

5.27%

10/12/52

234,684

234,548

(i)

Morgan Stanley Capital I Trust 2006-T23

5.85%

08/12/41

133,241

134,175

(i)

Morgan Stanley Capital I Trust 2007-IQ16

6.05%

12/12/49

430,000

450,849

(i)

Morgan Stanley Capital I Trust 2008-T29

6.27%

01/11/43

210,000

224,995

(i)

Morgan Stanley Capital I Trust 2012-C4

5.21%

03/15/45

190,000

204,547

(b,i)

Morgan Stanley Capital I Trust 2015-MS1

4.03%

05/15/48

270,000

212,116

(b,i)

Morgan Stanley Capital I Trust 2015-UBS8

3.81%

12/15/48

730,575

743,039

Wells Fargo Commercial Mortgage Trust 2015-C26

1.41%

02/15/48

3,184,875

274,539

(g,i)

Wells Fargo Commercial Mortgage Trust 2015-C29

4.01%

06/15/48

589,167

600,831

4.22%

06/15/48

327,315

257,158

(i)

Wells Fargo Commercial Mortgage Trust 2015-C30

4.50%

09/15/58

200,306

162,918

(b,i)

Wells Fargo Commercial Mortgage Trust 2015-C31

3.70%

11/15/48

400,660

406,245

Wells Fargo Commercial Mortgage Trust 2015-LC22

4.54%

09/15/58

200,550

163,923

(i)

Wells Fargo Commercial Mortgage Trust 2015-NXS2

4.25%

07/15/58

200,441

157,922

(i)

Wells Fargo Commercial Mortgage Trust 2015-P2

4.90%

12/15/48

1,016,442

994,131

(i)

Principal Amount

Fair Value

Wells Fargo Commercial Mortgage Trust 2015-SG1

3.79%

12/15/47

$

520,937

$

532,790

4.47%

12/15/47

200,305

188,756

(i)

Wells Fargo Mortgage Backed Securities Trust 2006-3

5.50%

03/25/36

107,679

4,323

WFRBS Commercial Mortgage Trust 2013-C17

4.26%

12/15/46

235,000

248,403

5.13%

12/15/46

170,000

161,841

(b,i)

WFRBS Commercial Mortgage Trust 2013-C18

4.67%

12/15/46

230,603

214,332

(b,i)

WFRBS Commercial Mortgage Trust 2014-C19

4.23%

03/15/47

400,926

336,572

(b)

4.72%

03/15/47

290,000

303,842

(i)

WFRBS Commercial Mortgage Trust 2014-C22

3.91%

09/15/57

535,456

431,975

(b,i)

WFRBS Commercial Mortgage Trust 2014-C24

3.69%

11/15/47

769,611

591,701

(b)

WFRBS Commercial Mortgage Trust 2014-C25

3.80%

11/15/47

96,000

73,422

(b,i)

WFRBS Commercial Mortgage Trust 2014-LC14

4.35%

03/15/47

533,000

562,433

(i)

4.59%

03/15/47

590,543

505,641

(b,i)

WFRBS Commercial Mortgage Trust 2015-C31

3.85%

11/15/48

100,165

73,590

32,539,768

Sovereign Bonds — 1.1%

Government of Colombia

2.63%

03/15/23

323,000

283,756

5.63%

02/26/44

334,000

304,775

Government of Mexico

3.60%

01/30/25

319,000

310,866

4.00%

10/02/23

208,000

210,704

4.60%

01/23/46

300,000

265,500

4.75%

03/08/44

398,000

362,578

Government of Panama

4.00%

09/22/24

200,000

200,000

Government of Peru

4.13%

08/25/27

123,000

120,540

5.63%

11/18/50

67,000

68,340

Government of Philippines

3.95%

01/20/40

200,000

202,327

4.20%

01/21/24

200,000

216,637

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

Principal Amount

Fair Value

Government of Turkey

3.25%

03/23/23

$

293,000

$

268,404

4.88%

04/16/43

206,000

181,280

6.63%

02/17/45

137,000

153,522

3,149,229

Municipal Bonds and Notes — 0.7%

American Municipal Power Inc.

6.27%

02/15/50

275,000

319,806

Municipal Electric Authority of Georgia

6.64%

04/01/57

317,000

380,435

New Jersey Transportation Trust Fund Authority

6.88%

12/15/39

165,000

172,907

Port Authority of New York & New Jersey

4.46%

10/01/62

520,000

499,756

South Carolina State Public Service Authority

6.45%

01/01/50

200,000

250,514

State of California

5.70%

11/01/21

280,000

328,468

State of Illinois

5.10%

06/01/33

125,000

118,206

2,070,092

FNMA (TBA) — 0.0%*

Lehman TBA

5.50%

TBA

155,556

8,556

(o,q)

Total Bonds and Notes (Cost $290,865,806)

287,167,521

Number of Shares

Fair Value

Domestic Equity — 0.1%

Preferred Stock — 0.1%

Wells Fargo & Co.

(Cost $322,150)

12,886

$
336,582

Total Investments in Securities (Cost $291,187,956)

287,504,103

Short-Term Investments — 5.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class

0.09%

$
14,834,395

(d,h,p)

(Cost $14,834,395)

Total Investments (Cost $306,022,351)

302,338,498

Liabilities in Excess of Other Assets, net — (4.3)%

(12,466,060
)

NET ASSETS — 100.0%

$
289,872,438

Other Information:

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity

Counterparty

Notional Amount (000s omitted)

Contract annual Fixed Rate

Termination Date

Market Value

Unamortized Upfront Payments Received

Unrealized Appreciation

Markit CDX North America High Yield Index

CME Group Inc.

$
3,300

5.00
%

12/20/20

$
42,342

$
(17,656
)

$
59,998

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund

December 31, 2015

The Fund had the following long futures contracts open at December 31, 2015:

Description

Expiration date

Number of Contracts

Current Notional Value

Unrealized Appreciation (Depreciation)

Ultra Long-Term U.S. Treasury Bond Futures

March 2016

24

$
3,808,500

$
8,510

2 Yr. U.S. Treasury Notes Futures

March 2016

160

34,757,500

(72,283
)

$
(63,773
)

The Fund had the following short futures contracts open at December 31, 2015:

Description

Expiration date

Number of Contracts

Current Notional Value

Unrealized Appreciation (Depreciation)

U.S. Long Bond Futures

March 2016

2

$
(307,500
)

$
(1,317
)

5 Yr. U.S. Treasury Notes Futures

March 2016

49

(5,797,695
)

9,051

10 Yr. U.S. Treasury Notes Futures

March 2016

276

(34,750,125
)

221,840

$
229,574

$
165,801

See Notes to Schedules of Investments and Notes to Financial Statements.

(Unaudited)

SSgA Funds Management, Inc. (“SSgA FM”) is the sub-adviser to the Elfun Government Money Market Fund.
SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of State Street Corporation (State Street), a publicly held bank holding company. SSgA FM, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street. The Fund is managed by a team of portfolio managers and the key professionals involved in the day-to-day portfolio management for the Fund include: Jeff A. St. Peters and Todd N. Bean. See portfolio managers’ biographical information beginning on page 98.

Q.
How did the Elfun Government Money Market Fund perform compared to its benchmark for the twelve-month period ended December 31, 2015?

A.
For the twelve-month period ended December 31, 2015, the Elfun Government Money Market Fund returned 0.08%. The 90-day Treasury Bill, the Fund’s benchmark, returned 0.05% over the same period.

Q.
What market factors affected the Fund’s performance?

A.
There were two market factors that affected the Fund’s performance. First the Federal Reserve’s rate hike and second the debt ceiling debate.

It was anticipated the Fed would raise their benchmark interest rate at some point in 2015. Early in the year market participants expected rates to rise at the June meeting. Hopes were dashed as winter weather dampened economic output and put the Fed on hold. As spring and summer took hold once again the Fed’s possible hike at their September meeting became a likely scenario. But global fears took over and put the Fed on hold once again. It was not until we received strong economic data in the fourth quarter coupled with comments by Fed officials that a December hike became a reality.

The second challenge for the short term markets was the debt ceiling debate. Given the negotiations in Washington took longer than expected the US treasury began paying down their Treasury Bill issuance. 1 month Bills auctions shrank to as little as $5 billion in size from $30 billion. This caused all Treasury Bills from 1 week to 12 weeks to trade at negative yields at certain points in the cycle.

Q.
What were the primary drivers of Fund performance?

A.
The primary drivers of the Fund’s performance were the use of floating rate notes. Both US Treasury and US Government Agency Floating rate notes were used in the portfolio and continue to be core positions. These floating rate notes can offer a pickup in yield to fixed rate offerings while allowing the portfolio manager to manage duration risk more closely.

The portfolio manager also purchased US treasury coupons and US government agency coupons when they saw a relative value advantage to the equivalent discounted securities.

Q.
Were there any significant changes to the Fund during the period?

A.
There were no significant changes to the Fund during the period. The Fund abides by the SEC’s Rule 2a-7 for Government Money Market Fund strategies. The holdings were balanced throughout the year and did not see any significant shift in investment type.

(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period.
The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2015.

Actual Expenses

The first section of the table provides
information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical
Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

July 1, 2015 – December 31,
2015

Account value at the beginning of the period
($)

Account value at the end of the period
($)

Expenses paid during the period ($)*

Actual Fund Return

1,000.00

1,000.80

0.55

Hypothetical 5% Return (2.5% for the period)

1,000.00

1,024.65

0.56

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.11%** (for the period July 1, 2015 – December 31, 2015), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**

May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

(Unaudited)

Investment Profile

A mutual fund designed for investors who seek a high level of current income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 99.5% of its assets under normal circumstances in short-term, U.S. Government securities, cash and/or repurchase agreements that are collateralized by cash or government securities.

Sector Allocation

Portfolio composition as a % of Fair Value of Investments of $130,929 (in thousands) on December 31, 2015 (a)

Change in Value of a $10,000 Investment

Average Annual Total Return

For the Periods Ended December 31, 2015

(Inception date: 6/13/90)

One Year

Five Year

Ten Year

Ending Value of a $10,000 Investment

Elfun Government Money Market Fund

0.08%

0.05%

1.34%

$11,420

90 Day U.S. T-Bill

0.05%

0.06%

1.11%

$11,235

(a)
The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance

Corporation or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per

unit, it is possible to lose money by investing in the Fund.

Elfun Government Money Market Fund

December 31, 2015

Elfun Government Money Market Fund

Principal Amount

Amortized Cost

Short-Term Investments — 101.5%†

U.S. Treasuries — 22.6%

U.S. Treasury Bills

0.06%

01/07/16

$
13,000,000

$
12,999,875

(d)

0.07%

01/14/16

5,000,000

4,999,872

(d)

0.12%

02/04/16

5,000,000

4,999,455

(d)

0.14%

02/25/16

3,000,000

2,999,358

(d)

0.15%

02/18/16

3,000,000

2,999,420

(d)

0.18%

03/17/16

125,000

124,953

(d)

29,122,933

U.S. Government Agency Obligations — 63.3%

Fannie Mae Discount Notes

0.06%

01/27/16

200,000

199,991

(d)

0.07%

02/03/16

350,000

349,979

(d)

0.08%

01/13/16 - 01/20/16

1,300,000

1,299,952

(d)

0.09%

01/06/16 - 01/08/16

2,100,000

2,099,970

(d)

0.15%

02/17/16

500,000

499,902

(d)

0.20%

02/24/16

750,000

749,775

(d)

0.34%

03/30/16

400,000

399,669

(d)

0.38%

04/06/16

1,500,000

1,498,480

(d)

0.40%

03/16/16

1,000,000

999,167

(d)

Federal Farm Credit Banks

0.24%

01/05/16

750,000

750,000

(i)

0.27%

01/11/16

725,000

725,000

(i)

0.28%

09/09/16

400,000

400,004

(i)

0.32%

02/18/16

1,000,000

999,988

(i)

0.41%

10/26/16

700,000

700,000

(i)

Federal Farm Credit Discount Notes

0.09%

01/19/16

300,000

299,986

(d)

0.18%

01/21/16 - 01/28/16

400,000

399,951

(d)

Federal Home Loan Bank Discount Notes

0.10%

01/05/16

700,000

699,993

(d)

0.11%

01/04/16 - 01/13/16

14,900,000

14,899,670

(d)

0.12%

01/15/16 - 01/27/16

5,500,000

5,499,688

(d)

0.15%

01/28/16

600,000

599,935

(d)

0.17%

02/05/16

1,000,000

999,839

(d)

0.37%

04/01/16

2,500,000

2,497,678

(d)

0.38%

03/30/16

1,000,000

999,073

(d)

0.40%

03/23/16

3,000,000

2,997,280

(d)

Federal Home Loan Banks

0.23%

07/08/16

1,000,000

1,000,000

(i)

0.26%

08/12/16

2,000,000

2,000,000

(i)

0.28%

07/15/16

2,000,000

2,000,000

(i)

0.37%

06/24/16

2,665,000

2,665,000

(i)

0.39%

09/20/16

1,000,000

1,000,000

(i)

0.40%

01/25/16

1,000,000

1,000,000

(i)

Principal Amount

Amortized Cost

Federal Home Loan Mortgage Corp.

0.30%

08/17/16

$

1,200,000

$

1,200,000

(i)

0.37%

08/24/16

1,250,000

1,250,000

(i)

Freddie Mac Discount Notes

0.07%

01/25/16

200,000

199,991

(d)

0.09%

01/14/16 - 01/20/16

6,600,000

6,599,729

(d)

0.10%

01/04/16

200,000

199,998

(d)

0.12%

01/07/16

3,000,000

2,999,940

(d)

0.14%

01/15/16 - 02/11/16

4,100,000

4,099,668

(d)

0.15%

03/04/16

800,000

799,790

(d)

0.18%

02/09/16

1,000,000

999,810

(d)

0.20%

02/17/16

2,000,000

1,999,478

(d)

0.23%

01/08/16 - 03/09/16

4,500,000

4,498,680

(d)

0.27%

02/26/16

2,200,000

2,199,079

(d)

0.28%

03/14/16

1,400,000

1,399,205

(d)

0.43%

03/08/16

1,000,000

999,200

(d)

0.45%

04/11/16

1,000,000

998,737

(d)

81,673,275

Repurchase Agreements — 15.6%

  Citigroup Global Markets, Inc. U.S. Treasury Repo 0.32% dated 12/31/15, to be repurchased at $9,000,080 on 01/04/16 collateralized by $9,180,019 U.S. Treasury Note, 2.00%, maturing on 09/30/20, respectively. 01/04/16

9,000,000

9,000,000

  Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 0.29% dated 12/31/15, to be repurchased at
$11,133,090 on 01/04/16 collateralized by $11,355,750 U.S. Treasury Note, 1.38%, maturing on 02/29/20. 01/04/16

11,133,000

11,133,000

20,133,000

Total Short-Term Investments (Cost $130,929,208)

130,929,208

Liabilities in Excess of Other Assets, net — (1.5)%

(1,890,440
)

NET ASSETS — 100.0%

$
129,038,768

See Notes to Schedules of Investments and Notes to Financial Statements.

December 31, 2015

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Funds’ summary prospectus and the
Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)
Non-income producing security.

(b)
Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to $7,916,176 and $34,949,769 or 3.78% and 12.06% of the net assets of the Elfun Diversified Fund and Elfun Income Fund, respectively. These securities have been determined to be liquid using procedures established by the
Fund’s Board of Directors.

(c)
Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)
Coupon amount represents effective yield.

(e)
State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)
Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)
At December 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(i)
Variable or floating rate security. The stated rate represents the rate at December 31, 2015.

(j)
Step coupon bond.

(k)
Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and are used to pay principal and interest on such bonds.

(l)
Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(m)
The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of December 31, 2015 (as a percentage of net assets).

(n)
Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(o)
Security is in default.

(p)
Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(q)
Security is fair valued by the Valuation Committee, in accordance with the procedures approved by GEAM’s Board of Trustees.

†
Percentages are based on net assets as of December 31, 2015.

*
Less than 0.05%

**
Less than 0.005%

Abbreviations:

ADR

—

American Depositary Receipt

AGC

—

Assured Guaranty Corporation

AGMC

—

Assured Guaranty Municipal Company

AMBAC

—

AMBAC Indemnity Corporation

FGIC

—

Financial Guaranty Insurance Corporation

NPFG

—

National Public Finance Guaranty Corporation

REIT

—

Real Estate Investment Trust

REMIC

—

Real Estate Mortgage Investment Conduit

SPDR

—

Standard and Poor’s Depositary Receipt

STRIPS

—

Separate Trading of Registered Interest and Principal of Security

TBA

—

To Be Announced

Selected data based on a share outstanding throughout the fiscal years indicated

Elfun International Equity Fund

12/31/15

12/31/14

12/31/13

12/31/12

12/31/11

Inception date

—

—

—

—

1/1/88

Net asset value, beginning of period

$
19.70

$
21.93

$
18.31

$
15.43

$
18.92

Income/(loss) from investment operations:

Net investment income

0.34

0.58

0.37

0.35

0.44

Net realized and unrealized gains/(losses) on investments

(0.37)

(2.24)

3.62

2.88

(3.48)

Total income/(loss) from investment operations

(0.03)

(1.66)

3.99

3.23

(3.04)

Less distributions from:

Net investment income

0.36

0.57

0.37

0.35

0.44

Return of capital

—

—

—

0.00
*

0.01

Total distributions

0.36

0.57

0.37

0.35

0.45

Net asset value, end of period

$
19.31

$
19.70

$
21.93

$
18.31

$
15.43

TOTAL RETURN(a)

(0.18)%

(7.62)%

21.81%

20.95%

(16.02)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)

$
234,448

$
254,310

$
306,922

$
260,728

$
240,572

Ratios to average net assets:

Net expenses

0.35%

0.33%
(b)

0.31%
(b)

0.45%
(b)

0.30%
(b)

Gross expenses

0.35%

0.33%

0.31%

0.45%

0.31%

Net investment income

1.59%

2.54%

1.83%

1.98%

2.34%

Portfolio turnover rate

24%

36%

49%

47%

39%

(a)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

(b)
Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective
June 30, 2014 with the closure of the Money Market Fund.

*
Rounds to less than $0.005.

The accompanying Notes are an integral part of
these financial statements.

Selected data based on a share outstanding throughout the fiscal years indicated

Elfun Trusts

12/31/15

12/31/14

12/31/13

12/31/12

12/31/11

Inception date

—

—

—

—

5/27/35

Net asset value, beginning of period

$
58.02

$
56.07

$
44.06

$
40.35

$
41.38

Income/(loss) from investment operations:

Net investment income

0.80

0.75

0.71

0.77

0.48

Net realized and unrealized gains/(losses) on investments

0.25

6.67

14.68

7.77

0.06

Total income from investment operations

1.05

7.42

15.39

8.54

0.54

Less distributions from:

Net investment income

0.80

0.75

0.72

0.76

0.48

Net realized gains

3.68

4.72

2.66

4.07

1.09

Total distributions

4.48

5.47

3.38

4.83

1.57

Net asset value, end of period

$
54.59

$
58.02

$
56.07

$
44.06

$
40.35

TOTAL RETURN(a)

1.70%

13.13%

34.98%

21.27%

1.33%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)

$
2,364,319

$
2,476,637

$
2,326,948

$
1,820,262

$
1,647,396

Ratios to average net assets:

Net expenses

0.16%

0.18%
(b)

0.15%
(b)

0.19%
(b)

0.21%
(b)

Gross expenses

0.16%

0.18%

0.15%

0.19%

0.21%

Net investment income

1.32%

1.26%

1.36%

1.60%

1.09%

Portfolio turnover rate

11%

13%

12%

11%

16%

(a)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(b)
Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective
June 30, 2014 with the closure of the Money Market Fund.

The accompanying Notes are an integral part of
these financial statements.

Selected data based on a share outstanding throughout the fiscal years indicated

Elfun Diversified Fund

12/31/15

12/31/14

12/31/13

12/31/12

12/31/11

Inception date

—

—

—

—

1/1/88

Net asset value, beginning of period

$
18.78

$
19.84

$
18.30

$
16.53

$
17.41

Income/(loss) from investment operations:

Net investment income

0.34

0.37

0.36

0.33

0.38

Net realized and unrealized gains/(losses) on investments

(0.57)

0.62

2.70

1.78

(0.83)

Total income/(loss) from investment operations

(0.23)

0.99

3.06

2.11

(0.45)

Less distributions from:

Net investment income

0.34

0.37

0.35

0.34

0.43

Net realized gains

0.71

1.65

1.17

—

—

Return of capital

—

0.03

—

—

—

Total distributions

1.05

2.05

1.52

0.34

0.43

Net asset value, end of period

$
17.50

$
18.78

$
19.84

$
18.30

$
16.53

TOTAL RETURN(a)

(1.25)%

4.95%

16.79%

12.77%

(2.60)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)

$
209,688

$
230,123

$
235,903

$
213,168

$
210,095

Ratios to average net assets:

Net expenses

0.37%

0.39%
(b)

0.33%
(b)

0.46%
(b)

0.40%
(b)

Gross expenses

0.37%

0.39%

0.34%

0.47%

0.41%

Net investment income

1.69%

1.79%

1.78%

1.75%

2.11%

Portfolio turnover rate

123%

176%

144%

173%

197%

(a)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(b)
Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective
June 30, 2014 with the closure of the Money Market Fund.

The accompanying Notes are an integral part of
these financial statements.

Selected data based on a share outstanding throughout the fiscal years indicated

Elfun Tax-Exempt Income Fund

12/31/15

12/31/14

12/31/13

12/31/12

12/31/11

Inception date

—

—

—

—

1/1/80

Net asset value, beginning of period

$
11.97

$
11.34

$
12.32

$
11.97

$
11.33

Income/(loss) from investment operations:

Net investment income

0.46

0.47

0.49

0.51

0.53

Net realized and unrealized gains/(losses) on investments

(0.09)

0.63

(0.98)

0.37

0.64

Total income/(loss) from investment operations

0.37

1.10

(0.49)

0.88

1.17

Less distributions from:

Net investment income

0.46

0.47

0.49

0.51

0.53

Net realized gains

—

—

0.00
*

0.02

—

Total distributions

0.46

0.47

0.49

0.53

0.53

Net asset value, end of period

$
11.88

$
11.97

$
11.34

$
12.32

$
11.97

TOTAL RETURN(a)

3.21%

9.85%

(4.06)%

7.45%

10.57%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)

$
1,588,272

$
1,624,266

$
1,568,533

$
1,785,176

$
1,730,904

Ratios to average net assets:

Net expenses

0.18%

0.21%

0.23%

0.18%

0.19%

Gross expenses

0.18%

0.21%

0.23%

0.18%

0.19%

Net investment income

3.92%

4.01%

4.14%

4.18%

4.56%

Portfolio turnover rate

22%

34%

28%

28%

31%

(a)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

*
Rounds to less than $0.005.

The accompanying Notes are an integral part of
these financial statements.

Selected data based on a share outstanding throughout the fiscal years indicated

Elfun Income Fund

12/31/15

12/31/14

12/31/13

12/31/12

12/31/11

Inception date

—

—

—

—

12/31/84

Net asset value, beginning of period

$
11.57

$
11.22

$
11.65

$
11.58

$
11.18

Income/(loss) from investment operations:

Net investment income

0.32

0.29

0.29

0.26

0.39

Net realized and unrealized gains/(losses) on investments

(0.29)

0.35

(0.40)

0.42

0.48

Total income/(loss) from investment operations

0.03

0.64

(0.11)

0.68

0.87

Less distributions from:

Net investment income

0.32

0.29

0.29

0.26

0.38

Net realized gains

0.02

0.00
*

0.03

0.35

0.09

Total distributions

0.34

0.29

0.32

0.61

0.47

Net asset value, end of period

$
11.26

$
11.57

$
11.22

$
11.65

$
11.58

TOTAL RETURN(a)

0.22%

5.75%

(0.95)%

5.94%

7.87%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)

$
289,872

$
312,756

$
319,994

$
364,407

$
363,029

Ratios to average net assets:

Net expenses

0.28%

0.29%
(b)

0.28%
(b)

0.23%
(b)

0.24%
(b)

Gross expenses

0.28%

0.29%

0.29%

0.25%

0.26%

Net investment income

2.71%

2.50%

2.53%

2.20%

3.39%

Portfolio turnover rate

278%

326%

330%

402%

438%

(a)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(b)
Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective
June 30, 2014 with the closure of the Money Market Fund.

*
Rounds to less than $0.005.

The accompanying Notes are an integral part of
these financial statements.

Selected data based on a share outstanding throughout the fiscal years indicated

Elfun Government Money Market Fund

12/31/15

12/31/14

12/31/13

12/31/12

12/31/11

Inception date

—

—

—

—

6/13/90

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

Income/(loss) from investment operations:

Net investment income

—

—

—

—

0.00
*

Total income from investment operations

—

—

—

—

0.00
*

Less distributions from:

Net investment income

0.00
*

0.00
*

—

—

0.00
*

Net realized gains

—

—

0.00
*

—

—

Total distributions

0.00
*

0.00
*

0.00
*

—

0.00
*

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$
1.00

TOTAL RETURN(a)

0.08%

0.05%

0.04%

0.00%

0.07%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)

$
129,039

$
139,218

$
166,530

$
164,529

$
177,378

Ratios to average net assets:

Net expenses

0.09%
**

0.05%
**

0.11%
**

0.18%
**

0.23%
**

Gross expenses

0.25%

0.36%

0.34%

0.32%

0.32%

Net investment income

—%

—%

—%

—%

0.01%

(a)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.

*
Rounds to less than $0.005.

**
GEAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.00%.

The accompanying Notes are an integral part of these financial statements.

[This page intentionally left blank.]

  Statements of Assets and
Liabilities December 31, 2015

ELFUN INTERNATIONAL EQUITY FUND

  ELFUN
TRUSTS

ASSETS

  Investments in securities, at fair value (cost $218,447,011; $1,368,999,454; $178,343,016; $1,446,747,853; $291,187,956 and $0,
respectively)

$
223,947,003

$
2,308,512,370

Short-term investments, at Amortized Cost

9,904,614

50,527,506

Repurchase agreements

—

—

Cash

—

—

Restricted cash(1)

389,039

—

Foreign currency (cost $16,951; $0; $3,049; $0; $0 and $0, respectively)

16,946

—

Receivable from GEAM

—

—

Receivable for investments sold

—

—

Income receivables

450,321

5,425,666

Receivable for fund shares sold

15,608

757,236

Receivable for variation margin on open centrally cleared swap contracts

—

—

Other assets

—

46,611

Total assets

234,723,531

2,365,269,389

LIABILITIES

Distribution payable to shareholders

—

—

Payable for investments purchased

—

—

Payable for fund shares redeemed

54,142

421,453

Payable to GEAM

67,680

142,862

Accrued other expenses

150,761

385,596

Variation margin payable on open futures contracts

375

—

Accrued foreign capital gains tax

2,755

—

Total liabilities

275,713

949,911

NET ASSETS

$
234,447,818

$
2,364,319,478

NET ASSETS CONSIST OF:

Capital paid in

$
243,991,584

$
1,424,730,859

Undistributed (distributions in excess of) net investment income

—

—

Accumulated net realized gain (loss)

(15,068,007
)

75,703

Net unrealized appreciation (depreciation) on:

Investments

5,497,237

939,512,916

Futures

55,067

—

Swap contracts

—

—

Foreign currency related transactions

(28,063
)

—

NET ASSETS

$
234,447,818

$
2,364,319,478

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)

12,141,072

43,307,307

Net asset value, offering and redemption price per share

$19.31

$54.59

(1)
Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

ELFUN DIVERSIFIED FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

  ELFUN
GOVERNMENT MONEY MARKET FUND

$
184,123,143

$
1,558,382,012

$
287,504,103

$
—

28,561,801

39,963,873

14,834,395

110,796,208

—

—

—

20,133,000

9,579

—

—

973

409,200

—

—

—

3,049

—

—

—

—

—

—

4,751

—

—

4,222,391

—

650,544

20,176,428

1,979,795

2,034

11,528

141,117

90,093

978,139

308

—

1,462

—

—

10,648

—

—

213,769,152

1,618,674,078

308,632,239

131,915,105

—

1,657,637

202,184

—

3,601,900

27,965,751

18,124,117

2,497,678

170,124

448,437

177,077

274,497

21,825

66,671

10,760

1,600

246,383

263,296

181,366

102,562

40,663

—

64,297

—

—

—

—

—

4,080,895

30,401,792

18,759,801

2,876,337

$
209,688,257

$
1,588,272,286

$
289,872,438

$
129,038,768

205,210,013

1,497,243,832

293,500,638

129,046,990

—

62,821

359,740

(8,222
)

(1,415,667
)

(20,668,526
)

(529,886
)

—

5,780,127

111,634,159

(3,683,853
)

—

106,725

—

165,801

—

12,728

—

59,998

—

(5,669
)

—

—

—

$
209,688,257

$
1,588,272,286

$
289,872,438

$
129,038,768

11,981,915

133,727,714

25,747,104

129,235,307

$17.50

$11.88

$11.26

$1.00

The accompanying Notes are an integral part of these financial statements.

  Statements of Operations
For the year ended December 31, 2015

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

INVESTMENT INCOME

Income

Dividend

$
5,500,357

$
36,522,628

Interest

1,096

14,014

Less: Foreign taxes withheld

(547,279
)

—

Total income

4,954,174

36,536,642

Expenses

Advisory and administration fees

553,510

3,053,498

Blue Sky fees

10,222

16,709

Transfer agent fees

151,768

563,436

Custody and accounting expenses

102,924

98,059

Professional fees

27,570

42,617

Other expenses

47,248

141,120

Total expenses before waivers

893,242

3,915,439

Less: Fees waived by the adviser

—

—

Total expenses

893,242

3,915,439

Net investment income

4,060,932

32,621,203

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:

Investments

9,326,514

145,937,417

Futures

245,720

—

Swap contracts

—

—

Foreign currency transactions

(81,419
)

—

Increase (decrease) in unrealized appreciation/depreciation on:

Investments

(12,970,991
)

(134,802,483
)

Futures

59,843

—

Swap contracts

—

—

Foreign currency translations

814

—

Net realized and unrealized gain (loss) on investments

(3,419,519
)

11,134,934

Net increase (decrease) in net assets resulting from operations

$
641,413

$
43,756,137

The accompanying Notes are an integral part of these financial statements.

ELFUN DIVERSIFIED FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

ELFUN GOVERNMENT MONEY MARKET FUND

$
2,745,426

$
—

$
20,853

$
—

2,048,965

65,621,525

9,078,173

121,463

(106,324
)

—

—

—

4,688,067

65,621,525

9,099,026

121,463

355,562

2,446,145

469,900

121,428

6,898

14,477

9,511

13,902

117,790

252,014

139,503

82,814

291,979

92,367

178,064

61,188

30,721

29,323

22,867

22,357

38,467

98,214

33,194

23,664

841,417

2,932,540

853,039

325,353

—

—

—

(203,890
)

841,417

2,932,540

853,039

121,463

3,846,650

62,688,985

8,245,987

—

7,296,596

5,292,646

(932,811
)

533

285,664

(713,594
)

628,434

—

24,652

—

120,017

—

(5,925
)

—

—

—

(14,045,949
)

(16,826,936
)

(7,435,365
)

—

(38,357
)

—

196,009

—

12,728

—

59,998

—

41

—

—

—

(6,470,550
)

(12,247,884
)

(7,363,718
)

533

$
(2,623,900
)

$
50,441,101

$
882,269

$
533

The accompanying Notes are an integral part of these financial statements.

  Statements of Changes
in Net Assets

ELFUN INTERNATIONAL EQUITY FUND

ELFUN TRUSTS

  YEAR ENDED
DECEMBER 31, 2015

  YEAR ENDED
DECEMBER 31, 2014

  YEAR ENDED
DECEMBER 31, 2015

  YEAR ENDED
DECEMBER 31, 2014

INCREASE (DECREASE) IN NET ASSETS

Operations:

Net investment income

$
4,060,932

$
7,245,178

$
32,621,203

$
29,857,133

Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions

9,490,815

20,303,790

145,937,417

191,149,342

  Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations

(12,910,334
)

(49,641,721
)

(134,802,483
)

76,152,832

Net increase (decrease) from operations

641,413

(22,092,753
)

43,756,137

297,159,307

Distributions to shareholders from:

Net investment income

(4,270,754
)

(7,173,676
)

(32,631,167
)

(29,624,777
)

Net realized gains

—

—

(149,723,012
)

(187,625,045
)

Return of capital

—

—

—

—

Total distributions

(4,270,754
)

(7,173,676
)

(182,354,179
)

(217,249,822
)

Increase (decrease) in assets from operations and distributions

(3,629,341
)

(29,266,429
)

(138,598,042
)

79,909,485

Share transactions:

Proceeds from sale of shares

7,687,967

5,989,812

52,198,319

53,464,351

Value of distributions reinvested

3,767,932

6,310,419

145,097,677

173,632,057

Cost of shares redeemed

(27,688,653
)

(35,645,662
)

(171,015,568
)

(157,316,644
)

Net increase (decrease) from share transactions

(16,232,754
)

(23,345,431
)

26,280,428

69,779,764

Total increase (decrease) in net assets

(19,862,095
)

(52,611,860
)

(112,317,614
)

149,689,249

NET ASSETS

Beginning of year

254,309,913

306,921,773

2,476,637,092

2,326,947,843

End of year

$
234,447,818

$
254,309,913

$
2,364,319,478

$
2,476,637,092

Undistributed (distributions in excess of) net investment income, end of year

$
—

$
32

$
—

$
80,067

CHANGES IN FUND SHARES

Shares sold

373,067

281,667

891,191

922,288

Shares issued for distributions reinvested

193,525

315,205

2,617,674

2,962,497

Shares redeemed

(1,332,620
)

(1,685,316
)

(2,888,958
)

(2,698,432
)

Net increase (decrease) in fund shares

(766,028
)

(1,088,444
)

619,907

1,186,353

The accompanying Notes are an integral part of these financial statements.

ELFUN DIVERSIFIED FUND

ELFUN TAX-EXEMPT INCOME FUND

  YEAR ENDED
DECEMBER 31, 2015

  YEAR ENDED
DECEMBER 31, 2014

  YEAR ENDED
DECEMBER 31, 2015

  YEAR ENDED
DECEMBER 31, 2014

$
3,846,650

$
4,267,269

$
62,688,985

$
64,658,213

7,600,987

18,531,504

4,579,052

(8,346,408
)

(14,071,537
)

(11,411,179
)

(16,826,936
)

93,958,249

(2,623,900
)

11,387,594

50,441,101

150,270,054

(3,857,222
)

(4,188,445
)

(62,688,948
)

(64,658,255
)

(8,123,421
)

(18,371,427
)

—

—

—

(379,499
)

—

—

(11,980,643
)

(22,939,371
)

(62,688,948
)

(64,658,255
)

(14,604,543
)

(11,551,777
)

(12,247,847
)

85,611,799

7,810,219

11,842,915

43,503,495

47,814,369

10,589,249

20,221,724

42,770,187

43,941,692

(24,229,945
)

(26,292,570
)

(110,019,309
)

(121,634,739
)

(5,830,477
)

5,772,069

(23,745,627
)

(29,878,678
)

(20,435,020
)

(5,779,708
)

(35,993,474
)

55,733,121

230,123,277

235,902,985

1,624,265,760

1,568,532,639

$
209,688,257

$
230,123,277

$
1,588,272,286

$
1,624,265,760

$
—

$
24

$
62,821

$
62,784

410,432

592,677

3,667,801

4,057,975

600,638

1,070,499

3,606,297

3,720,994

(1,284,679
)

(1,295,036
)

(9,286,454
)

(10,321,944
)

(273,609
)

368,140

(2,012,356
)

(2,542,975
)

The accompanying Notes are an integral part of these financial statements.

  Statements of Changes
in Net Assets

Elfun Income Fund

Elfun Government Money Market Fund

  YEAR ENDED
DECEMBER 31, 2015

  YEAR ENDED
DECEMBER 31, 2014

  YEAR ENDED
DECEMBER 31, 2015

  YEAR ENDED
DECEMBER 31, 2014

INCREASE (DECREASE) IN NET ASSETS

Operations:

Net investment income

$
8,245,987

$
7,960,569

$
—

$
—

Net realized gain (loss) on investments, futures and swap contracts

(184,360
)

1,332,147

533

1,213

  Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts

(7,179,358
)

8,371,037

—

—

Net increase (decrease) from operations

882,269

17,663,753

533

1,213

Distributions to shareholders from:

Net investment income

(8,344,196
)

(7,994,297
)

(104,346
)

(62,739
)

Net realized gains

(558,783
)

(58,810
)

—

—

Total distributions

(8,902,979
)

(8,053,107
)

(104,346
)

(62,739
)

Increase (decrease) in assets from operations and distributions

(8,020,710
)

9,610,646

(103,813
)

(61,526
)

Share transactions:

Proceeds from sale of shares

12,735,564

12,278,351

51,231,809

62,655,321

Value of distributions reinvested

6,651,913

5,997,828

94,069

56,986

Cost of shares redeemed

(34,250,663
)

(35,124,433
)

(61,401,374
)

(89,963,152
)

Net increase (decrease) from share transactions

(14,863,186
)

(16,848,254
)

(10,075,496
)

(27,250,845
)

Total increase (decrease) in net assets

(22,883,896
)

(7,237,608
)

(10,179,309
)

(27,312,371
)

NET ASSETS

Beginning of year

312,756,334

319,993,942

139,218,077

166,530,448

End of year

$
289,872,438

$
312,756,334

$
129,038,768

$
139,218,077

Undistributed (distributions in excess of) net investment income, end of year

$
359,740

$
331,472

$
(8,222
)

$
—

CHANGES IN FUND SHARES

Shares sold

1,106,849

1,071,105

51,126,809

62,592,321

Shares issued for distributions reinvested

579,525

522,120

94,069

56,986

Shares redeemed

(2,981,124
)

(3,064,658
)

(61,401,374
)

(89,963,152
)

Net decrease in fund shares

(1,294,750
)

(1,471,433
)

(10,180,496
)

(27,313,845
)

The accompanying Notes are an integral part of these financial statements.

December 31, 2015

1.
Organization of the Funds

The Elfun Funds (each a “Fund” and collectively the “Funds”)
are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds operate as Employees’ Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard
Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

GE Asset Management Incorporated (“GEAM”), the Funds’
investment adviser, is a wholly owned subsidiary of General Electric Company.

2.
Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S.
generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Funds:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Repurchase Agreements  Some of the Funds engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund’s

investment objectives or policies. The Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% for domestic securities and 105% for international securities of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

At December 31, 2015, the Elfun Government Money Market Fund had investments in repurchase agreements with a gross value of $20,133,000, which is included as part of repurchase agreements on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at December 31, 2015.

Foreign Currency  Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S.
dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

The Funds do not isolate the
portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other

December 31, 2015

assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Funds are subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain Funds entered into derivative transactions (such as options, futures, options on future, interest rate futures, interest rate swaps and credit default swaps) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities, or to manage: yield, interest rate exposure (also known as duration), exposure to credit quality, and to gain exposure to certain market segments.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the year ended December 31, 2015, the Elfun International Equity
Fund entered into stock index futures contracts for the purpose of gaining market exposure and investing residual cash positions. The Elfun Diversified Fund entered into futures contracts on various stock indices, bonds and notes for the purposes of gaining market exposure, investing residual cash positions and managing duration of fixed income investments. The Elfun Tax-Exempt Income Fund and Elfun Income Fund invested in futures contracts on bonds and notes for to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognize a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments  The Elfun Income Fund and Elfun Diversified
Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Credit
Default Swaps  During the year ended December 31, 2015, the Elfun Diversified Fund and the Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations)

December 31, 2015

from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value.
When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization.

For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Forward Foreign Currency Exchange Contracts  Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in a Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the
Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. A Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of a Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so

December 31, 2015

that the value of the account will equal the amount of a Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

A Fund may
be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including
cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with a Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund; however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Funds intend to comply with all sections of the Internal
Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

3.
Security Valuation and Transactions

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active
markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the
valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

December 31, 2015

Fair Value Measurement  The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below)
generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes
for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances, the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations
generally are used for securities whose value is affected by a significant event

December 31, 2015

that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of a Fund’s NAV.

The value established for such a portfolio security valued
other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for
derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present each Fund’s
investments measured at fair value on a recurring basis at December 31, 2015:

Fund

Investments

Level 1

Level 2

Level 3

Total

Elfun International Equity Fund

Investments in Securities†

Common Stock

$
223,947,003

$
—

$
—

$
223,947,003

Short-Term Investments

9,904,614

—

—

9,904,614

Total Investments in Securities

$
233,851,617

$
—

$
—

$
233,851,617

Other Financial Instruments*

Long Futures Contracts — Unrealized Appreciation

$
55,067

$
—

$
—

$
55,067

Elfun Trusts

Investments in Securities†

Common Stock

$
2,308,512,370

$
—

$
—

$
2,308,512,370

Short-Term Investments

50,527,506

—

—

50,527,506

Total Investments in Securities

$
2,359,039,876

$
—

$
—

$
2,359,039,876

Elfun Diversified Fund

Investments in Securities†

Domestic Equity

$
65,581,973

$
—

$
—

$
65,581,973

Foreign Equity

43,430,981

—

—

43,430,981

U.S. Treasuries

—

10,555,553

—

10,555,553

Agency Mortgage Backed

—

16,421,253

—

16,421,253

Agency Collateralized Mortgage Obligations

—

153,079

—

153,079

Corporate Notes

—

30,359,517

—

30,359,517

Non-Agency Collateralized Mortgage Obligations

—

6,797,903

—

6,797,903

Sovereign Bonds

—

807,383

—

807,383

Municipal Bonds and Notes

—

372,966

—

372,966

FNMA (TBA)

—

—

2,135

2,135

Exchange Traded Funds

9,640,400

—

—

9,640,400

Short-Term Investments

28,561,801

—

—

28,561,801

Total Investments in Securities

$
147,215,155

$
65,467,654

$
2,135

$
212,684,944

December 31, 2015

Fund

Investments

Level 1

Level 2

Level 3

Total

Other Financial Instruments*

Credit Default Swap Contracts — Unrealized Appreciation

$
—

$
12,728

$
—

$
12,728

Long Futures Contracts — Unrealized Appreciation

131,166

—

—

131,166

Long Futures Contracts — Unrealized Depreciation

(23,401
)

—

—

(23,401
)

Short Futures Contracts — Unrealized Appreciation

57,119

—

—

57,119

Short Futures Contracts — Unrealized Depreciation

(58,159
)

—

—

(58,159
)

Total Other Financial Instruments

$
106,725

$
12,728

$
—

$
119,453

Elfun Tax-Exempt Income Fund

Investments in Securities†

Municipal Bonds and Notes

$
—

$
1,558,382,012

$
—

$
1,558,382,012

Short-Term Investments

39,963,873

—

—

39,963,873

Total Investments in Securities

$
39,963,873

$
1,558,382,012

$
—

$
1,598,345,885

Elfun Income Fund

Investments in Securities†

U.S. Treasuries

$
—

$
46,093,916

$
—

$
46,093,916

Agency Mortgage Backed

—

70,646,767

—

70,646,767

Agency Collateralized Mortgage Obligations

—

798,101

—

798,101

Asset Backed

—

780,228

—

780,228

Corporate Notes

—

131,080,864

—

131,080,864

Non-Agency Collateralized Mortgage Obligations

—

32,539,768

—

32,539,768

Sovereign Bonds

—

3,149,229

—

3,149,229

Municipal Bonds and Notes

—

2,070,092

—

2,070,092

FNMA (TBA)

—

—

8,556

8,556

Preferred Stock

336,582

—

—

336,582

Short-Term Investments

14,834,395

—

—

14,834,395

Total Investments in Securities

$
15,170,977

$
287,158,965

$
8,556

$
302,338,498

Other Financial Instruments*

Credit Default Swap Contracts — Unrealized Appreciation

$
—

$
59,998

$
—

$
59,998

Long Futures Contracts — Unrealized Appreciation

8,510

—

—

8,510

Long Futures Contracts — Unrealized Depreciation

(72,283
)

—

—

(72,283
)

Short Futures Contracts — Unrealized Appreciation

230,891

—

—

230,891

Short Futures Contracts — Unrealized Depreciation

(1,317
)

—

—

(1,317
)

Total Other Financial Instruments

$
165,801

$
59,998

$
—

$
225,799

December 31, 2015

Fund

Investments

Level 1

Level 2

Level 3

Total

Elfun Government Money Market Fund

Investments in Securities†

U.S. Treasuries

$
—

$
29,122,933

$
—

$
29,122,933

U.S. Government Agency Obligations

—

81,673,275

—

81,673,275

Repurchase Agreements

—

20,133,000

—

20,133,000

Total Investments in Securities

$
—

$
130,929,208

$
—

$
130,929,208

†
See Schedules of Investments for Industry Classification.

*
Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun International Equity Fund and the Elfun Diversified Fund utilized the fair value pricing service on December 31, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE, which resulted in certain foreign securities being classified as Level 2 at the beginning of the period that were classified as Level 1 at December 31,
2015. The value of securities that were transferred to Level 2 from Level 1 as a result was $214,575,522 and $37,780,873 for the Elfun International Equity Fund and Elfun Diversified Fund, respectively. There were no other significant transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning
and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2015 is not presented.

4.
Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statements of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of December 31, 2015.

Asset Derivatives December 31, 2015

Liability Derivatives December 31, 2015

  Derivatives not accounted for as
hedging instruments under ASC 815

Location in the Statements of Assets and Liabilities

Fair Value ($)

Location in the Statements of Assets and Liabilities

Fair Value ($)

Elfun International Equity Fund

Equity Contracts

Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

55,067
*

Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

—

Elfun Diversified Fund

Equity Contracts

Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

128,461
*

Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

(58,159
)*

Interest Rate Contracts

Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

59,824
*

Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

(23,401
)*

Credit Risk Contracts

Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts

12,728
*

Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts

—

Elfun Income Fund

Interest Rate Contracts

Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

239,401
*

Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures

(73,600
)*

Credit Risk Contracts

Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts

59,998
*

Liabilites, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts

—

*
Includes cumulative unrealized appreciation/(depreciation) of futures and credit default swap contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

December 31, 2015

Shown below are the effects of derivative instruments on
each Fund’s Statements of Operation, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

  Derivatives not accounted
 for as hedging instruments   under ASC
815

Location in the Statements of Operations

Total Notional Amount of Futures Contracts Purchased/(Sold) ($)

Realized Gain (Loss) on Derivatives Recognized in Income ($)

Change in Unrealized Appreciation (Depreciation) on
Derivatives Recognized in Income ($)

Elfun International Equity Fund

Equity Contracts

Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures

34,121,584/ (31,292,919)

245,720

59,843

Elfun Diversified Fund

Equity Contracts

Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures

55,971,627/ (58,521,450)

142,512

(107,029
)

Interest Rate Contracts

Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures

250,542,182/ (253,678,697)

143,152

68,672

Credit Risk Contracts

Realized gain/(loss) on Swap Contracts Increase/ (decrease) in unrealized appreciation/(depreciation) on Swap Contracts

—/—

24,652

12,728

Elfun Tax-Exempt Income Fund

Interest Rate Contracts

Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures

81,188,828/ (80,475,585)

(713,594
)

—

Elfun Income Fund

Interest Rate Contracts

Realized gain/(loss) on Futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures

1,109,623,204/ (1,118,788,938)

628,434

196,009

Credit Risk Contracts

Realized gain/(loss) on Swap Contracts Increase/ (decrease) in unrealized appreciation/(depreciation) on Swap Contracts

—/—

120,017

59,998

During the year ended December 31, 2015, the Funds had an average notional value of long and short futures contracts as shown below. The Elfun Diversifed and Elfun Income Fund had average notional values of $1,638,028 and $7,180,789 on credit default swaps, respectively. Please refer to the table following the Schedule of Investments for open futures contracts and open swap contracts at December 31, 2015.

Fund

Long Futures Contracts

Short Futures Contracts

Elfun International Equity Fund

$
2,650,686

$
(1,053,327
)

Elfun Diversified Fund

13,611,792

(10,282,569
)

Elfun Tax-Exempt Income Fund

—

(45,117,188
)

Elfun Income Fund

21,781,084

(34,465,528
)

December 31, 2015

5.
Line of Credit

The Funds (excluding Elfun Government Money Market Fund) share a revolving credit facility of up to $150 million with a number of their affiliates. The credit facility is with the Funds’ custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.20% (0.125% prior to October 28, 2015) per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the
Funds had a $100 million uncommitted, unsecured line of credit with State Street which expired effective October 28, 2015. Generally, borrowings under the credit facilities would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) its prospectus limitation or (ii) 20% of its net assets. The credit facilities were not utilized by the Funds during the year ended December 31, 2015.

6.
Compensation and Fees paid to Affiliates

During 2015, the Funds incurred expenses for the cost of services rendered by GEAM as investment adviser and administrator.

These expenses are included as advisory and administration fees (“Management Fees”) in the Statements of Operations. The Trustees received no compensation as Trustees for the Elfun Funds.

GEAM may, from time to time, voluntarily subsidize
certain expenses of the Elfun Government Money Market Fund (the “Fund”) and, to the extent necessary, reduce its management expense in order to maintain a minimum annualized net yield of 0.00% for the Fund. GEAM may, in its sole and absolute discretion, discontinue any subsidy of Fund expenses or reduction in management expenses at any time by providing notice to the Trust and by the Board of Trustees.

GEAM may, from time to time,
voluntarily subsidize certain expenses of the Elfun Government Money Market Fund (the “Fund”) and, to the extent necessary, reduce its management expense in order to maintain a minimum annualized net yield of 0.00% for the Fund
(collectively known as “fee waivers”). GEAM may, in its sole and absolute discretion, discontinue any fee waivers at any time by providing notice to the Fund and its Board of Trustees.

Pursuant to an agreement between GEAM and the Fund, the Fund has agreed to reimburse GEAM for such fee waivers for a period of up to three years from the date of such fee waivers, as long as the Fund’s total operating expense ratio does not exceed 0.60% for the fiscal year in which the reimbursement is made.

Fee
waivers subject to potential reimbursement to GEAM by year of expiration are as follows:

Year

Amount ($)

2018

203,890

2017

674,381

2016

1,051,482

As of December 31, 2015, the Fund had not reimbursed any fee waivers previously made by GEAM.

7.
Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM SSGA Funds Management, Inc.
(“SSGA FM”) is the sub-adviser to the Elfun Government Money Market Fund. SSGA FM is responsible for the day-to-day portfolio management of the assets of the Elfun Government Money Market Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board. For its services, GEAM pays SSGA FM monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the
Elfun Government Money Market Fund.

December 31, 2015

8.
Investment Transactions

Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended December 31, 2015, were as follows:

U.S. Government Securities

Other Securities

Fund

Purchases

Sales

Purchases

Sales

Elfun International Equity Fund

$
—

$
—

$
59,606,076

$
80,717,961

Elfun Trusts

—

—

257,439,314

366,912,458

Elfun Diversified Fund

174,178,072

182,296,006

73,926,820

79,876,938

Elfun Tax-Exempt Income Fund

—

—

346,113,592

380,395,953

Elfun Income Fund

720,826,293

754,007,232

117,731,516

98,528,293

9.
Income Taxes

The Funds are subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how certain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to any Fund’s net assets required under ASC 740. Each Fund’s 2012, 2013, 2014 and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At December 31, 2015, information on the
tax cost of investments and distributable earnings on a tax basis was as follows:

Fund

Cost of Investment for Tax Purposes

Gross Tax

Net Tax
Appreciation/ (Depreciation)

Undistributed

Late-Year Losses

Appreciation

Depreciation

Investments

  Derivatives/
Currency

Income

Accum. Capital Gain/(Loss)

Elfun International Equity Fund

$
230,223,929

$
26,600,840

$
(22,975,907
)

$
3,624,933

$
27,004

$
—

$
(13,166,355
)

$
—

Elfun Trusts

1,419,451,969

965,796,554

(26,208,647
)

939,587,907

—

—

712

—

Elfun Diversified Fund

208,347,208

14,288,683

(9,950,947
)

4,337,736

113,784

33,364

92,580

—

Elfun Tax-Exempt Income Fund

1,486,755,403

114,217,983

(2,627,501
)

111,590,482

—

62,821

(20,624,849
)

—

Elfun Income Fund

306,046,148

2,799,401

(6,507,051
)

(3,707,650
)

225,799

359,740

(40,119
)

(295,128
)

Elfun Government Money Market Fund

130,929,208

—

—

—

—

8,294

—

—

During the year ended December 31, 2015, the Funds utilized prior year capital loss carryovers as follows:

Fund

Amount

Elfun International Equity

$
10,005,376

Elfun Tax-Exempt Income Fund

$
3,645,615

Any qualified late-year loss is deemed to arise on the first day of a Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, a Fund can elect

to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The following Funds elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Fund

Capital

Ordinary

Elfun Income Fund

$
(295,128
)

$
—

December 31, 2015

As of December 31, 2015, the following Funds have
capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

Amount

Fund

Short-Term

Long-Term

Expires

Elfun International Equity Fund

$
13,166,355

$
—

12/31/18

Elfun Income Fund

—

40,119

Unlimited

Elfun Tax-Exempt Income Fund

18,068,222

2,556,627

Unlimited

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act
of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of
distributions paid during the year ended December 31, 2015, were as follows:

Fund

Exempt Income

Ordinary Income

Long-Term Capital Gains

Return of Capital

Total

Elfun International Equity Fund

$
—

$
4,270,754

$
—

$
—

$
4,270,754

Elfun Trusts

—

32,340,902

150,013,277

—

182,354,179

Elfun Diversified Fund

—

4,151,007

7,829,636

—

11,980,643

Elfun Tax-Exempt Income Fund

61,714,924

974,024

—

—

62,688,948

Elfun Income Fund

—

8,902,979

—

—

8,902,979

Elfun Government Money Market Fund

—

104,346

—

—

104,346

The tax character of distributions paid during the year ended December 31, 2014, were as follows:

Fund

Exempt Income

Ordinary Income

Long-Term Capital Gains

Return of Capital

Total

Elfun International Equity Fund

$
—

$
7,173,676

$
—

$
—

$
7,173,676

Elfun Trusts

—

30,164,147

187,085,675

—

217,249,822

Elfun Diversified Fund

—

5,932,099

16,627,773

379,499

22,939,371

Elfun Tax-Exempt Income Fund

63,284,972

1,373,283

—

—

64,658,255

Elfun Income Fund

—

8,053,107

—

—

8,053,107

Elfun Government Money Market Fund

—

62,739

—

—

62,739

Distributions to Shareholders

Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income, if any, annually. All Funds declare and pay net realized capital gains distributions, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) treatment of realized and unrealized gains (losses) on foreign currency contracts, investments in futures, late year loss deferrals, unused capital losses, distribution re-designations, investments in swaps, distributions from real estate investment trusts (“REITs”) and other equity investments, distributions in excess of earnings, litigation proceeds, corporate actions, mixed straddles, return of capital distribution from securities, and losses deferred due to wash sale transactions. Reclassifications are made to a Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of any of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

December 31, 2015

The reclassifications for the year ended December 31, 2015 were as follows:

Fund

Undistributed Net Investment Income

Accumulated Net Realized Gain (Loss)

Paid In Capital

Elfun International Equity Fund

$
209,790

$
(148,475
)

$
(61,315
)

Elfun Trusts

(70,103
)

70,103

—

Elfun Diversified Fund

10,548

(12,176
)

1,628

Elfun Income Fund

126,477

(126,477
)

—

Elfun Government Money Market Fund

96,124

(1,746
)

(94,378
)

The Unitholders and Board of Trustees

Elfun Funds:

We have audited the accompanying statement of
assets and liabilities, including the schedule of investments, of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, and Elfun Government Money Market Fund, each a series of Elfun
Funds (collectively the “Funds”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Elfun
International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, and Elfun Government Money Market Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 24, 2016

For the year ended December 31, 2015

The following Funds intend to make an election under Internal Revenue Code Section 853. The election will allow shareholders to treat their attributable share of foreign taxes paid by the Funds to be paid by them directly. For the fiscal year ended December 31, 2015, the total amount of income received by the Funds from sources within foreign countries and possessions of the United States and the total amount of taxes paid by the Funds follows:

Total Foreign Source Income

Total Foreign Taxes Paid

Elfun International Equity Fund

$
5,727,962

$
547,279

For the year ended December 31, 2015, the following Funds hereby designate as capital gain dividends the amounts set forth, or the amount ultimately treated as capital gain net income:

Fund

Gross Amount

Elfun Trusts

$
150,013,277

Elfun Diversfied Fund

7,829,636

For the fiscal year ended December 31, 2015, certain dividends paid by the Funds may be subject to a maximum income tax rate of 20% as provided for by the American Taxpayer Relief Act of 2012. The following represent the amounts that may be considered qualified dividend income:

Fund

Qualified Dividend Income

Elfun International Equity Fund

$
4,818,033

Elfun Trusts

35,318,700

Elfun Diversified Fund

2,403,744

For corporate shareholders the following represent the percentages of respective fund distributions that may be eligible for the dividends received deduction:

Fund

Dividends Received Deduction

Elfun Trusts

98.96%

Elfun Diversified Fund

29.51%

For the year ended December 31, 2015, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:

Fund

Gross Amount

Elfun Tax-Exempt Income Fund

$
61,714,924

The amounts presented herein may differ from amounts presented elsewhere in the financial statements due to differences between tax and financial accounting principles. Please consult a tax advisor if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative.

The Board of Trustees of the Elfun Funds1 (the
“Board”) considered and all those that were present unanimously approved the continuance for an additional year of each of the Funds’ investment advisory agreements with GE Asset Management Incorporated (“GEAM”); and with respect to the Elfun Government Money Market Fund, the continuance of the investment sub-advisory agreement with SSGA Funds Management, Inc. (“SSGA FM”), at a meeting held on December 14, 2015.

In considering whether to approve the Funds’ investment advisory agreements and the Elfun Government Money Market Fund’s investment sub-advisory agreement, the Board members considered and discussed a substantial amount of information and analysis provided by GEAM and SSGA FM. The Board members also considered detailed information regarding performance and expenses of other investment companies, including those with similar investment strategies and sizes, which was prepared by an independent third party provider, Morningstar, Inc. (“Morningstar”). The Board members reviewed the fees charged by GEAM for other mutual funds and investment products other than mutual funds that employ similar investment strategies as the Funds. The Board had the opportunity to ask questions and request additional information in connection with its considerations.

Before approving each Fund’s investment advisory agreement and the Elfun Government Money Market Fund’s sub-advisory agreement, the Board members received and considered memoranda prepared by GEAM personnel that set forth detailed information, including numerous exhibits and other materials related to GEAM’s business and the services it provides to each Fund. Also, in advance of the meeting, the Board members received from SSGA FM a written response to a letter of inquiry prepared by GEAM at the Board’s request, which included substantial exhibits and other materials related to the business of, and services provided by,
SSGA FM. The Board members also reviewed materials discussing the legal standards for the consideration of the proposed continuances. The Board members reviewed and discussed the proposed continuance of the agreements with GEAM personnel, including representatives from the legal, compliance and finance departments and senior members of each relevant investment group (e.g., equity, fixed income), and heard presentations by these representatives. The Board members posed questions to these representatives and engaged in substantive discussions with them concerning the Funds’ operations and each of their investment processes. The Board members took into account that many of them possess multi-year experience as Board members and that all of them possess a great deal of knowledge about GEAM and the Funds in their capacities as senior officers of GEAM. They also took into account their consideration of these types of agreements in recent years. The information was presented in a manner to facilitate comparisons to prior periods and to reflect certain enhancements to GEAM’s infrastructure, systems, research and analytics capabilities and shareholder servicing model. To focus their review, the Board members asked GEAM personnel and SSGA FM, in their oral presentations and/or written materials, to highlight material differences from the information presented in recent years.

In
reaching their determinations relating to the continuance of the Funds’ investment advisory agreements and the Elfun Government Money Market Fund’s investment sub-advisory agreement, the Board members considered all factors that they deemed relevant, including the factors discussed below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Board member may have attributed different weights to the various factors. The Board members evaluated this information, and all other information available to them, for each Fund separately, and their determinations were made separately in respect of each Fund. In particular, the Board members focused on the following with respect to each Fund:

The Nature, Extent And Quality Of Services Provided

The Board members reviewed the services provided by GEAM and concurred that GEAM provides high quality advisory and administrative services to the Funds. The
Board members also reviewed the services provided to the Elfun Government Money Market Fund by SSGA FM, taking into account their past experiences with SSGA FM. In connection with their consideration of GEAM’s services, the Board members focused on the favorable attributes of GEAM, including (i) an investment philosophy oriented toward long-term performance; (ii) effective processes

1 The Elfun Funds include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun
Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).

used for selecting investments and brokers; with respect to the Elfun Government Money Market Fund, effective processes used for overseeing sub-advisers; (iii) effective processes used for providing Fund administration, including controllership and compliance functions, the optimization of its Fund administration platform and the continued oversight of the performance of other companies that provide services to the Funds; (iv) highly skilled professionals, including analysts, research professionals, traders and portfolio managers with a depth of experience relevant to the Funds;
(v) access to significant and enhanced technological resources from which the Funds may benefit, including a platform that increases the quality and efficiency of analytics and research; and (vi) a favorable history and reputation. The
Board members noted that each Fund represents only a small amount of the overall assets managed by GEAM, but benefits from a full array of services and resources provided by GEAM. In particular, the Board members discussed that the Funds benefit from a large staff of research analysts employed by GEAM.

In connection with their consideration of the services provided to the Elfun Government Money
Market Fund by SSGA FM, the Board members focused on SSGA FM’s favorable attributes, including its substantial experience managing funds of this type, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation.

In light of the foregoing, the Board members concluded that the services provided by GEAM and SSGA
FM continue to be satisfactory.

Investment Performance Of The Funds And The Sub-Adviser

The Board members considered the investment performance of the Funds for various periods. The Board members reviewed detailed comparisons of the performance of the Funds with the relevant securities indices and peer and category groupings of mutual funds prepared by Morningstar with respect to various periods. The Board members also engaged in discussions with GEAM personnel regarding the investment process and performance results for each Fund. These discussions focused on each Fund’s investment objective, the number and experience of portfolio management and supporting research personnel, the investment style and approach employed, the likely market cycles for the investment style and, in some instances, relative underperformance of certain Funds in certain periods. The Board members discussed GEAM’s investment approach with respect to each of the Funds, and the reasons for certain Funds’ relative underperformance.

The Board members concluded that
the Funds’ performance was acceptable overall, taking into consideration the factors discussed above.

Cost Of The Services Provided To The Funds

The Board members considered the cost of the services provided by GEAM, noting that, pursuant to each investment advisory agreement, GEAM is reimbursed for its reasonable costs incurred in providing the services contemplated by those agreements and is not paid a management fee. The Board also noted that GE Investment Distributors, Inc. (“GEID”), a subsidiary of GEAM, is reimbursed for its reasonable costs incurred in providing services specified in its agreement with the Funds as unitholder servicing agent and is not paid a unitholder servicing fee. The Board members considered that the charges resulting from this arrangement involve all of the expenses incurred by GEAM and GEID with respect to the management and unitholder operations of the Funds, including, without limitation, indirect allocable overhead costs and the direct and indirect costs of GEAM and GEID personnel providing investment management and other services to the Funds. The Board members noted and discussed the additional services provided by GEAM to the Funds compared to other investment products managed by GEAM and the charges that result from those services. The Board members also noted that none of the charges resulting from the Funds’ arrangements with GEAM and GEID may include any element of profit.

The Board members also noted that the Board had in prior years reviewed with GEAM personnel the underlying assumptions and methods of cost allocation used by GEAM in allocating its costs and those of the other Fund service providers, including GEID, to the Funds, and considered the new cost allocation method that was implemented for the Funds in the second half of 2015. The Board members also discussed with
GEAM personnel the basis for their belief that the methods of allocation used by GEAM continue to be reasonable for each area of GEAM’s business.

The Board members considered the fees paid to SSGA FM by the Elfun Government Money Market Fund, and the cost of the services provided by SSGA FM to the Elfun Government Money Market Fund. The Board members considered the information they had requested from SSGA FM concerning its profitability. Information was presented regarding SSGA FM’s financial condition for various past periods. The Board members determined that SSGA FM should be entitled to earn a reasonable level of profit for the services it provides to the Elfun Government Money Market Fund.

Based on their review, the Board members concluded that they were satisfied that the assumptions and methods used in cost allocation and the level of expenses incurred by the Funds, as well as the level of profitability to SSGA FM from its relationship with the Elfun Government Money Market Fund, were not unreasonable or excessive.

The Extent To Which Economies Of Scale Would Be Realized For The Benefit Of Fund Shareholders As The Funds Grow

Although the Funds did not experience an increase in assets over the past year, the Board members considered the extent to which economies of scale would be realized for the benefit of Fund investors as the Funds grow. The Board noted that the Funds continue to enjoy fee and expense levels within or below the group of lowest fee and expense funds in their respective peer group comparisons. The Board also noted that, with respect to the Elfun Government Money Market Fund, GEAM voluntarily undertook to reduce its management fee or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00%.

The Board members recognized the significant benefits to the Funds resulting from their arrangement with GEAM, which causes them to bear only the reasonable costs incurred by GEAM and GEID, without any element of profit, for the substantial services they provide to the Funds. The Board members also recognized the benefits to the Funds of being able to leverage a favorable cost structure achieved with respect to the Funds’ other operating expenses as a result of GEAM’s large overall base of assets under management and its vendor management practices.

Comparison Of Services To Be Rendered And Costs To Be Incurred

The Board members discussed the services provided to the Funds by GEAM and to the Elfun Government Money Market Fund by SSGA FM, and the costs incurred by the
Funds for those services, including the services required of GEAM to oversee the services provided by SSGA FM, the sub-adviser to the Elfun Government Money Market Fund. The Board members reviewed information concerning the Funds’ expense ratios, and comparative information with respect to peer groupings of mutual funds prepared by Morningstar. They discussed that, in all cases, the Funds enjoy expense levels within or below the group of lowest cost funds in each peer group comparison. In connection with the Elfun Government Money Market Fund, the Board members reviewed comparative mutual fund and/or other account fee information provided by SSGA FM. In light of this information, the Board members determined that the level of expenses incurred and, with respect to the Elfun Government Money Market Fund, the sub-advisory fees paid to SSGA GM, considered in relation to the services provided to the Funds, supported the Board’s approval of the investment advisory and sub-advisory agreements.

Fall-Out Benefits

The Board members considered other actual and potential financial benefits that GEAM and SSGA FM may derive from their relationship with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board members noted, however, that the Funds benefit from the vast array of resources available through GEAM, and that each Fund represents only a small amount of the overall assets managed by GEAM.

Conclusion

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board members concluded that the proposed level of cost reimbursement to GEAM and projected total expense ratios for the Funds are reasonable in relation to the services provided. In view of these facts, the Board members concluded that the renewal of each investment advisory agreement and the sub-advisory agreement with SSGA FM was in the best interests of the Funds.

Matters Considered by the Board in Approving a Sub-Advisory Agreement
with SSgA FM

At a Board meeting held on June 9, 2014 (the “Board Meeting”), members of the Board who were present at the Board Meeting considered and unanimously approved the Proposed Sub-Advisory Agreement with SSgA Funds Management, Inc. (“SSgA FM”). In advance of the Board Meeting, the Board received materials from both GE Asset Management Incorporated
(“GEAM”) and SSgA FM, and had the opportunity to ask questions and request additional information in connection with its consideration. The materials detailed, among other things, information about SSgA FM and its professional staff, SSgA
FM’s historical performance in managing money market funds for its other clients, and information detailing SSgA FM’s investment experience and expertise in managing money market funds and in servicing institutional clients.

During a series of meetings prior to the Board Meeting, representatives of GEAM had explained and discussed with the Board the specific reasons why GEAM was recommending SSgA FM and responded to questions raised by the Board. The Board members posed questions to these representatives and engaged in substantive discussions.

In approving the Proposed Sub-Advisory Agreement with SSgA FM, the Board members considered those factors it deemed relevant, including the nature, quality and extent of services expected to be provided by SSgA FM. In its deliberations, the Board did not identify any single factor that was dispositive and each Board member may have attributed different weights to the various factors. The Board members evaluated this information and all other information made available to them by GEAM and SSgA FM, as well as the presentations and discussions that occurred at the Board Meeting.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the Proposed Sub-Advisory Agreement with SSgA FM are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Board members reviewed the services expected to be provided to the Elfun Government Money Market Fund (the “Money Market Fund”) by SSgA FM. The
Board

considered SSgA FM’s favorable attributes, including its substantial experience managing funds of this type, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation.

In light of the foregoing, the Board concluded that the services expected to be provided by SSgA FM would be satisfactory and would have the potential to benefit the Money Market Fund.

Investment Performance of SSgA FM.

The Board members considered the investment performance of SSgA FM for various periods focusing on SSgA FM’s investment performance with respect to registered investment companies that have an investment objective similar to that of the Money Market Fund. The Board members reviewed detailed information provided by GEAM management and SSgA FM comparing SSgA FM’s performance to that of similarly managed accounts over these periods. The Board also engaged in detailed discussions with GEAM about SSgA FM’s investment processes, focusing on the number and experience of portfolio management and supporting research personnel and
SSgA FM’s investment style and approach employed. The Board discussed the extent to which the expected investment style and approach would be consistent with GEAM’s articulated long-term approach and overall investment philosophy.

Taking these factors into consideration, the Board concluded the investment performance of SSgA FM to be satisfactory.

Cost of the Services to be Provided to the Fund.

The Board
members considered the proposed fees that would be paid to SSgA FM by the Money Market Fund and the cost of the services that would be provided by SSgA FM to the Money Market Fund. The Board members also reviewed actual and pro forma information concerning the fees and expenses for the Money Market Fund if SSgA FM were to be retained as a sub-adviser. The Board considered that the proposed fees to be paid to SSgA FM by the Money Market Fund had been negotiated at arm’s-length, and that
GEAM had used its influence with respect to the total assets it proposes to be managed by SSgA FM to obtain what it regards as a favorable and highly competitive fee arrangement. Given the arm’s-length nature of the negotiations, the Board did not

examine the specific levels of profitability for SSgA FM with respect to the Money Market Fund at this time.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered and noted the limited economies of scale that unitholders would realize as the Money Market Fund grows and recognized that various economies of scale are already reflected in the very competitive sub-advisory fee rate for SSgA FM given the existing scale of the management of similar assets.

Comparison of Services to be Rendered and Fees to be Paid.

The
Board discussed the services expected to be provided to the Money Market Fund by SSgA FM, and SSgA FM’s proposed fees to be charged to the Money Market Fund for those services. The Board members reviewed information regarding the proposed sub-advisory fees.

The Board concluded that based on this information, the proposed sub-advisory fees would be reasonable in relation to the services expected to be provided to the Money Market Fund.

Fall-Out Benefits.

The Board considered that there might be financial benefits that SSgA FM could derive from its relationship with GEAM and the Money Market Fund. The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fees for the Money Market Fund.

Conclusion

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Board members concluded that the approval of the Proposed Sub-Advisory Agreement with SSgA FM was in the best interests of the Money Market Fund and its unitholders.

Information about Trustees and Executive Officers:

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.

Interested Trustees and Executive Officers

Dmitri Stockton

Address  c/o GEAM 1600 Summer St.
Stamford, CT 06905

Age  51

Position(s) Held
with Fund  Chairman of the Board and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  President and Chief Executive Officer of GEAM since May 2011; President and Chief Executive Officer of GE Capital’s Global Banking unit from January 2009 to April 2011; President and CEO of GE Money’s Central and Eastern European Banking Group from January 2005 to December 2008.

Number of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Director of Synchrony Financial since February 2014; Director of GEAM since May 2011; Member of the Board of
GE Foundation since November 2009; Member of the Executive Advisory Council at North Carolina A&T State University School of Business and Economics since March 2011; Trustee of GE Retirement Savings Plan Funds (formerly GE Savings & Security
Funds) and General Electric Pension Trust since May 2011 and Member of the National Board of Directors of A Better Chance since January 2012.

George A. Bicher

Address  c/o GEAM 1600 Summer St.
Stamford, CT 06905

Age  57

Position(s) Held
with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Chief Investment Officer – Emerging Markets Equities since February 2014; Chief Risk Officer of
GEAM from March 2011 to February 2014; Senior Vice President and Portfolio Manager of GEAM from 2009 to 2011; Director of U.S. Equity Research and Portfolio Manager of GEAM from 2006 to 2009; U.S. equity research analyst of GEAM from 2002 to 2006.

Number of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) and General Electric
Pension Trust and Director of GEAM since March 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with
Fund  Assistant Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 Years  Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and
Secretary of GE Institutional Funds and GE Investments Funds, Inc. since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since September 2010; Senior Vice
President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Paul M. Colonna

Address  c/o GEAM, 1600 Summer St.
Stamford, CT 06905

Age  47

Position Held with
Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 Years  President and Chief Investment Officer – Public Investments of GEAM since March 2012; President and Chief Investment Officer – Fixed Income Investments at GEAM from March 2007 to March 2012; Executive Vice President of GEAM from February 2007 to March 2007; Senior Vice President – Total Return Management of GEAM from March 2005 to
March 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) and General
Electric Pension Trust since February 2007; Director of GEAM since March 2007; and Director of GE Asset Management Limited since December 2007.

Gregory B. Hartch

Address  c/o GEAM 1600 Summer St.
Stamford, CT 06905

Age  46

Position(s) Held
with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Chief Risk Officer of GEAM since February 2014; Executive Vice President and Strategy and Business
Development Leader of GEAM from December 2011 to February 2014; Senior Vice President – Tactical Asset Allocation from 2010 to December 2011; Managing Director – International Real Estate from 2007 to 2010; and Director of Fixed Income
Research from 2004 to 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) and General Electric
Pension Trust since January 2012.

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with
Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, GE Investments Funds, Inc. and GE Retirement Savings Plan Funds
(formerly GE Savings & Security Funds) since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St.
Stamford, CT 06905

Age  50

Position(s) Held
with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE
Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Investments Funds, Inc. and GE Institutional Funds since July 2003; Vice President of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) and Elfun Funds since October 2003; Secretary of GE Funds from July 2007 to
September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of GE Funds from September 2003 to July 2007 and
Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM from May 1997 to
October 2007.

Number of Portfolios in Fund Complex Overseen by Trustee  24

Other Directorships Held by Trustee  Director of GE Investments Funds, Inc. since 2014; Trustee of GE Institutional Funds since 2014; Trustee of
GE Retirement Savings Funds and General Electric Pension Trust since 2014; Director of GE Investment Distributors, Inc. since June 2011.

Ralph
R. Layman

Address  c/o GEAM 1600
Summer St. Stamford, CT 06905

Age  59

Position(s) Held with Fund  Trustee

Term of Office
and Length of Time Served  Until successor is elected and qualified – 24 years

Principal Occupation(s) During Past 5
Years  Executive Vice President and Chief Investment Officer – Emeritus of GEAM since March 2012; President and Chief Investment Officer – Public Equity Investments of GEAM from June 2009 to March 2012; President –
International Equities from March 2007 to July 2009; Executive Vice President – International Equity Investments of GEAM from 1992 to March 2007 and Senior Vice President International Investments from 1991 to 1992.

Number of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) and General Electric
Pension Trust since 1993; Director of GE Asset Management Limited since September 2005 and Director of GEAM since July 2009.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St.
Stamford, CT 06905

Age  54

Position(s) Held
with Fund  Trustee and Secretary

Term of Office and Length of Time Served  8 years

Principal Occupation(s) During Past 5 Years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun
Funds and GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice
President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds,
Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE
Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by
Trustee  24

Other Directorships Held by Trustee  Trustee of GE Retirement Savings Plan Funds (formerly GE
Savings & Security Funds) and General Electric Pension Trust since July 2007; Trustee of GE Institutional Funds since July 2007; Director of GE Investments Funds, Inc. and GEAM since July 2007; and Trustee of GE Funds from July 2007 to
February 2011.

Donald W. Torey

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  58

Position(s) Held with
Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 22 years

Principal Occupation(s) During Past 5 years  President and Chief Investment Officer – Alternative Investments of GEAM since March 2007;
Executive Vice President of GEAM from 1997 to March 2007; Executive Vice President – Alternative Investments of GEIC from 1997 to March 2007.

Number
of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings
Plan Funds (formerly GE Savings & Security Funds) and General Electric Pension Trust since 1993 and Director of GEAM since 1997.

David Wiederecht

Address  c/o GEAM, 1600 Summer St.
Stamford, CT 06905

Age  59

Position Held with
Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 7 years

Principal Occupation(s) During Past 5 Years  President and Chief Investment Officer – Investment Solutions of GEAM since February 2008;
Portfolio Manager – GE Institutional Funds since September 2010; Managing Director – Alternative Investments from 2004 to 2008; Vice President – Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004.

Number of Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings Plan Funds (formerly GE Savings & Security Funds) and General
Electric Pension Trust since 2008; Director of GEAM since August 2008 and Director of Edmunds Holding Company since 1999.

Matthew Zakrzewski

Address  c/o GEAM 1600 Summer St.
Stamford, CT 06905

Age  55

Position(s) Held
with Fund  Trustee

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Executive Vice President and Chief Financial Officer of GEAM since August 2013; formerly, Chief
Financial Officer for GE Ventures from 2012 to 2013 and Chief Financial Officer for GE Risk, Insurance and Corporate Financing from 2006 to 2012.

Number of
Portfolios in Fund Complex Overseen by Trustee  8

Other Directorships Held by Trustee  Trustee of GE Retirement Savings
Plan Funds (formerly GE Savings & Security Funds) and General Electric Pension Trust since September 2013 and Director of GEAM since September 2013.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time.

David B. Carlson is Chief Investment Officer – U.S.
Equities at GEAM. He manages the overall U.S. equity investments for GEAM. Mr. Carlson has served as the portfolio manager for Elfun Trusts since 1988. Mr. Carlson joined GEAM in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

Michael J. Caufield is a Senior Vice President of GEAM. He is the portfolio manager of the Elfun Tax-Exempt
Income Fund and has served in that capacity since October 2000. Mr. Caufield joined GEAM in 1987 as Vice President, Manager of Fixed Income Research & Analysis and was promoted to Senior Vice President in 1994.

William M. Healey is a Senior Vice President and Chief Investment Officer – Core Fixed Income Investments of GEAM. He has served on the portfolio management team for the Elfun Income Fund since joining GEAM in 1996. Mr. Healey became Vice President in June 2001, Senior Vice President in January 2007 and Chief Investment Officer – Core Fixed Income Investments in April 2012. Prior
to joining GEAM, Mr. Healey spent over 11 years in the fixed income group at MetLife.

Mark H. Johnson is a Senior Vice President and Chief Investment
Officer – Insurance and Long Duration of GEAM. He has been a member of the portfolio management team for the Elfun Income Fund since 2007. Mr. Johnson joined GE in 1998 and GEAM as a Vice President and portfolio manager in 2002.
He became Senior Vice President in September 2007 and Chief Investment Officer – Insurance and Long Duration in April 2012. Prior to joining GEAM, Mr. Johnson held positions at various insurance companies and public accounting firms.

Ralph R. Layman is an Executive Vice President, Chief Investment Officer Emeritus and a Director of GEAM. Mr. Layman has served as a portfolio manager of the

Elfun International Equity Fund since 1991. Mr. Layman joined GEAM in 1991 as a Senior Vice President for International Investments, became an Executive Vice

President in 1992, served as President – International Equities from March 2007 to July 2009, President and Chief Investment Officer – Public Equities from July 2009 to March 2012, and has served as Chief Investment Officer Emeritus since March 2012.

Jeffrey Palma is a Senior Vice President and Chief Market Strategist of GEAM, and a
portfolio manager of the Elfun Diversified Fund. He became a member of the portfolio management team for the Elfun Diversified Fund in May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy rom 2007 to 2012, Executive Director, Global Asset
Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

Michael J. Solecki is a Senior Vice President and Chief
Investment Officer – International Equities at GEAM. He has served as a portfolio manager of the Elfun International Equity Fund since August 1999. He joined GEAM in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996, Senior Vice President in 2000, Co-Chief Investment Officer – International Equities in March 2009 and Chief Investment Officer – International Equities in March 2012.

David Wiederecht is the President and Chief Investment Officer – Investment Solutions and a Director at GEAM. He has served as a portfolio manager to the Elfun Diversified Fund since January 2011. Mr. Wiederecht joined GEAM in 1988 and has held various positions at GEAM including Vice President – Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing
Director – Alternative Investments from 2004 to 2008, and President and Chief Investment Officer – Investment Solutions since 2008.

Todd N.
Bean, CFA is a Vice President and Senior Portfolio Manager of State Street Global Advisors in the firm’s US Cash Management Group. Mr. Bean has served as portfolio manager of the Elfun Government Money Market Fund since September
2014. Mr. Bean began his career at State Street in 1999, joining the firm as an analyst in the firm’s custody and settlements area.

Portfolio Manager Biographies  (continued)

Following a stint on the money markets operations staff, he joined the Cash Management Group in 2004.

Jeff A. St. Peters is a Managing Director of State Street Global Advisors and the head of U.S. Cash Management within the Global Cash Management division.
Mr. St. Peters has served as portfolio manager of the Elfun Government Money Market Fund since September 2014. Mr. St. Peters manages a team of portfolio managers that focus on traditional money market and securities lending cash collateral funds. He is also a Senior Portfolio Manager responsible for several securities lending, enhanced cash, offshore, and SSgA’s registered money market portfolios for both retail and institutional clients. Mr. St. Peters has been managing short duration cash and securities lending portfolios at SSgA for over 12 years. He is a member of SSgA’s Senior Leadership Team.

Prior to
joining SSgA, Jeff was employed nearly 9 years with Fidelity Investments, the latter years within the Fidelity Management and Research Company, where he worked as a trader within the Money Market area of the Fixed Income division. In addition, he held several positions within Fidelity’s Investment Technology area, where he assisted in designing and implementing an internal proprietary trading system.

Portfolio Managers

Elfun International Equity Fund

Ralph R. Layman

Michael J. Solecki

Elfun Trusts

David B. Carlson

Elfun Diversified Fund

David Wiederecht

Jeffrey Palma

Elfun Tax-Exempt Income Fund

Michael Caufield

Elfun Income Fund

William M. Healey

Mark H. Johnson

Elfun Government Money Market Fund

SSGA Funds Management, Inc.

Investment Adviser

GE Asset Management Incorporated

Independent Registered
Public Accounting Firm

KPMG LLP

Custodian

State Street Bank & Trust Company

Unitholder Servicing Agent

Address all inquiries to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Online Service

Your Elfun Mutual Fund accounts can now be accessed on the Internet at www.geam.com.

Here are some of the online services:

•

View account balance and transaction history

•

Make exchanges

•

Redeem shares

•

Purchase shares

•

View and order tax forms

•

View quarterly statements

•

Change address

•

Re-order money market checks

Telephone Service

Our GE Mutual Funds Shareholder Service Associates are available Monday to Friday from 9:00 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

Automated Voice Response System

You can
also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

Contact Us By Mail

If you’d like to write to us, address
your inquiries regarding your account(s) to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

M O R N I N G S T A R  R A T I N G S TM  Through December 31, 2015

FUND (CATEGORY)

NUMBER OF FUNDS IN CATEGORY

STAR RATING

Elfun International Equity (Foreign Large Blend)

Overall

891

¶
¶ ¶

3 year

772

¶
¶ ¶

5 year

699

¶
¶ ¶

10 year

529

¶ ¶ ¶

Elfun Trusts (Large Growth)

Overall

1,779

¶
¶ ¶ ¶

3 year

1,702

¶
¶ ¶

5 year

1,547

¶
¶ ¶ ¶

10 year

1,330

¶ ¶ ¶ ¶

Elfun Diversified (Moderate Allocation)

Overall

993

¶
¶ ¶

3 year

933

¶
¶ ¶

5 year

834

¶
¶ ¶

10 year

670

¶ ¶

Elfun Tax-Exempt Income (Muni
National Long)

Overall

210

¶
¶ ¶ ¶

3 year

190

¶
¶ ¶

5 year

190

¶
¶ ¶

10 year

180

¶ ¶ ¶ ¶ ¶

Elfun Income (Intermediate-Term Bond)

Overall

1,107

¶
¶ ¶ ¶

3 year

1,040

¶
¶ ¶ ¶

5 year

990

¶
¶ ¶ ¶

10 year

860

¶ ¶ ¶

Morningstar is an independent fund rating company that seeks to provide a non-biased rating system used in making investment decisions. A fund is rated in its broad asset class on a scale of one to five stars through the evaluation of the historical balance of risk and return after 3 years of performance.

Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance
(including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top ten percent of the funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The ratings are subject to change every month. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten year (if applicable) Morningstar Rating metrics.

Investment return and principal value of an investment will
fluctuate and you may have a gain or loss when you sell your shares. Returns assume changes in share price and reinvestment of dividends and capital gains.

Past performance is no guarantee of future results.

This does not
constitute a part of the Funds’ Shareholder Report

Elfun Funds

c/o U.S. Bancorp Fund Services, Ltd.

PO Box 701

Milwaukee, WI 53201-0701

Distributor

GE Investment Distributors Inc.

Member FINRA and SIPC

1600 Summer Street

PO Box 7900

Stamford, CT 06904-7900

PRSRT STD

U.S. POSTAGE PAID

Permit No. 1793

Lancaster, PA

The Funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission for the first, second and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

ELF 1 (2/16)

Item 2.
Code of Ethics.

The Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR and is included in the following link:

https://www.geam.com/ExternalWar/common/docs/pdf/Spirit_Letter.pdf

There have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR during the period covered by this report.

Item 3.
Audit Committee Financial Expert.

The Board of Trustees of the Registrant has
determined that Matthew Zakrzewski and Donald W. Torey are designated as the audit committee financial experts for the Registrant; and further that it is the finding of the Board of Trustees that Messrs. Zakrzewski and Torey qualify as audit committee financial experts and are deemed to be “interested persons” of the Registrant as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.
Principal Accountant Fees and Services.

(a) AUDIT FEES. The aggregate fees billed for
each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $13,700 in 2014 and $14,000 in 2015.

(b) AUDIT RELATED FEES. There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit of the Registrant during the Reporting Periods.

(c) TAX FEES. There were no fees billed for professional services rendered by the
Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d) ALL OTHER FEES. There were no
fees billed for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the Elfun Funds (the “Funds”) Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Funds’ Auditor. As part of this responsibility and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds’ investment adviser and Covered Affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds’ operations or financial reporting, in accordance with the Audit Committee Charter. The following excerpt from the Audit Committee Charter sets forth the pre-approval policies and procedures:

Pre-Approval of Audit Related Services and Permissible Non-Audit Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered
Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Investment
Company Act of 1940, as amended (the “1940 Act”), and SEC regulations there under.

Notwithstanding the foregoing, the
pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit
Committee prior to the completion of the audit.

(2) PERCENTAGE OF SERVICES DESCRIBED IN PARAGRAPHS (b) THROUGH (d) APPROVED BY
AUDIT COMMITTEE. No fees were charged during the Reporting Periods for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f) Not applicable.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the
Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s adviser (“Service Affiliates”), for the Reporting Periods were $0 in 2014 and $0 in 2015.

(h) AUDITOR INDEPENDENCE. There were no non-audit services rendered to Service Affiliates during the Reporting Periods that were not pre-approved.

Item 5.
Audit Committee of Listed Registrants.

Applicable only to Closed-End Management
Investment Companies.

Item 6.
Schedule of Investments.

(a) Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to
Closed-End Management Investment Companies.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.
Submission of Matters to a Vote of Security Holders.

During the reporting period, there
have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.
Controls and Procedures.

(a) The Registrant’s principal executive officer and
principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of the report included in
Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the
Registrant’s internal control over financial reporting.

Item 12.
Exhibits.

(a)(1) The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940
Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b)
under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the below Registrants have duly caused each report to be signed on their behalf by the undersigned, thereunto duly authorized.

  Elfun International Equity Fund
 Elfun Trusts   Elfun Diversified Fund
 Elfun Tax-Exempt Income Fund   Elfun Income Fund
Elfun Government Money Market Fund

By:

/s/ Dmitri L. Stockton

Dmitri L. Stockton

Trustee, President and Chief Executive Officer

GE Asset Management Incorporated

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each report has been signed below by the following persons on behalf of the Registrants and in the capacities and on the dates indicated.

By:

/s/ Dmitri L. Stockton

Dmitri L. Stockton

Trustee, President and Chief Executive Officer

GE Asset Management Incorporated

Date: February 18, 2016

By:

/s/ Arthur A. Jensen

Arthur A. Jensen

Treasurer, Elfun Funds

Date: February 18, 2016